UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22128

FocusShares Trust
(Exact name of registrant as specified in charter)

210 Summit Avenue
Suite C-11
Montvale, NJ 07645
 (Address of principal executive offices) (Zip code)

Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (201) 930-8500

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
October 31, 2011

I	Shareholder Letter
II	Management Discussion of Fund Performance
1	Schedule of Portfolio Investments
1	Focus Morningstar US Market Index ETF
3	Focus Morningstar Large Cap Index ETF
5	Focus Morningstar Mid Cap Index ETF
7	Focus Morningstar Small Cap Index ETF
9	Focus Morningstar Basic Materials Index ETF
11	Focus Morningstar Communication Services Index ETF
12	Focus Morningstar Consumer Cyclical Index ETF
15	Focus Morningstar Consumer Defensive Index ETF
17	Focus Morningstar Energy Index ETF
19	Focus Morningstar Financial Services Index ETF
21	Focus Morningstar Health Care Index ETF
23	Focus Morningstar Industrials Index ETF
26	Focus Morningstar Real Estate Index ETF
28	Focus Morningstar Technology Index ETF
31	Focus Morningstar Utilities Index ETF

32	Statements of Assets and Liabilities
34	Statements of Operations
36	Statements of Changes in Net Assets
38	Financial Highlights
41	Notes to Financial Statements
53	Report of Independent Register Public Accounting Firm
54	Expense Examples
56	Proxy Voting, Quarterly Portfolio Holdings & Premium and Discount Information
57	Trustees and Officers of FocusShares Trust

Shares of the Trust are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the shares of the Trust or any member of the public regarding the advisability of trading in the product(s). Morningstar has no obligation to take the needs of FocusShares, LLC (in its capacity as licensee of the underlying indexes, the “licensee”) or the owners of the shares of the Trust into consideration in determining, composing or calculating the underlying indexes. Morningstar is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the trust to be listed or in the determination or calculation of the equation by which the shares of the trust are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the shares of the trust.

Morningstar does not guarantee the accuracy and/or the completeness of the underlying indexes or any data included therein and Morningstar shall have no liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by licensee, owners of the shares of the trust, or any other person or entity from the use of the underlying indexes or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the underlying indexes or any data included therein, without limiting any of the foregoing, in no event shall Morningstar have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Morningstar and Licensee.

Morningstar® is a registered trademark of Morningstar, Inc. Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured •   No Bank Guarantee •   May Lose Value

The views in this report were those of the Fund’s manager as of the publication of the report and may not necessarily reflect his views on the date of publication or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

Foreside Funds Services, LLC, distributor

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. The risks associated with the Funds are detailed in the prospectus which include: market risk, index risk, index tracking risk, concentration risk, and non-diversification risk. Sector funds tend to be riskier and more volatile than the broad market because they are less diversified. Investing in mid and small capitalization companies may be more volatile than those of larger companies. Concentrated fund investments will subject the fund to a greater risk of loss as a result of adverse economic, business and other developments than if its investments were diversified across different industry sectors. See prospectus for specified risks factors regarding each sector.

FocusShares Trust

Dear Shareholder,

We are privileged to provide the first annual shareholder report for FocusShares and our 15 Focus Morningstar exchange-traded funds. The period covered in this annual report starts on the inception date for our ETFs, March 30, 2011, and continues through the end of our fiscal year, Oct. 31, 2011.

Our primary mission at FocusShares is to provide value and choice to investors utilizing indexes developed by Morningstar. We offer funds with expense ratios at or near the lowest in their respective categories, and all of our ETFs provide access to parts or all of the U.S. stock market. While the first seven months were volatile for the U.S. stock market, we are proud to report that our funds tracked their Morningstar-developed indexes very closely. We believe those indexes fairly represented their respective categories.

Most of the 11 Morningstar U.S. sectors — all of which have a corresponding Focus Morningstar ETF — had negative returns for the seven-month period. The utilities and consumer defensive sectors were the best performing sectors, while financial services and basic materials were the worst. Large cap stocks, as determined by Morningstar, outperformed mid- and small-cap stocks. Financial services companies had the most negative impact on returns for the Focus Morningstar US Market, Large Cap and Mid Cap ETFs. The industrial sector had the most negative impact on Focus Morningstar Small Cap ETF. The consumer defensive sector had the most positive impact on the Focus Morningstar US Market, Large and Mid Cap ETFs. The utilities sector had the most positive impact on the Focus Morningstar Small Cap ETF.

We look forward to the coming year. We believe that Focus Morningstar ETFs will continue to provide investors with cost-effective access to the domestic equity portion of their portfolios. For more information about our funds, including a copy of our prospectus, please visit www.focusshares.com.

Sincerely,

Erik Liik
President, CEO
FocusShares LLC

I

FocusShares Trust
Management Discussion of Fund Performance
October 31, 2011

Focus Morningstar US Market Index ETF (Ticker: FMU)

The Focus Morningstar US Market Index Fund ETF seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”). The Underlying Index measures the performance of United States (“US”), publicly traded companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of 1,524 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the “US Market” as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy. Due to the use of representative sampling, the fund may or may not hold all of the securities in the index.

During the period from March 30, 2011 (inception), through October 31, 2011, the Fund’s NAV return was -4.45% and its market price return was -4.49%. The Index return was -4.41% during the same period.

The best performing sector over the period was Consumer Defensive, while the Financial Services sector was the worst drag on the Fund.

Among the top holdings, Apple Inc. and International Business Machines Corp. performed the best, while General Electric Co. and Exxon Mobil Corp., among others, had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.9%
Apple, Inc.	2.8%
International Business Machines Corp.	1.7%
Chevron Corp.	1.6%
Microsoft Corp.	1.5%
General Electric Co.	1.3%
Johnson & Johnson	1.3%
Procter & Gamble Co./The	1.3%
AT&T, Inc.	1.3%
Google, Inc., Class A	1.1%

Industry Holdings

% of Total Investments
Information Technology	19.0%
Financials	14.4%
Energy	11.7%
Consumer Discretionary	11.5%
Industrials	11.3%
Health Care	11.3%
Consumer Staples	9.9%
Materials	4.3%
Utilities	4.0%
Telecommunication Services	2.6%

II

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FMU — Focus Morningstar US Market Index ETF
MSTART — Morningstar US Market Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FMU — NAV return	(4.45)%#
FMU — Market Price	(4.49)%
MSTART Index	(4.41)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.12% and the net operating expense ratio is 0.05% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

III

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Large Cap Index ETF (Ticker: FLG)

The Focus Morningstar Large Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -3.23% and its market price return was -3.23%. The index return was -3.20% during the same period.

The best performing sector over the period was Consumer Defensive, while the Financial Services sector was the worst drag on the Fund.

Among the top holdings, Apple Inc. and International Business Machines Corp. performed the best, while General Electric Co. and Exxon Mobil Corp., among others, had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.9%
Apple, Inc.	3.8%
International Business Machines Corp.	2.2%
Chevron Corp.	2.1%
Microsoft Corp.	2.0%
General Electric Co.	1.8%
Johnson & Johnson	1.8%
Procter & Gamble Co./The	1.8%
AT&T, Inc.	1.8%
Google, Inc., Class A	1.5%

Industry Holdings

% of Total Investments
Information Technology	20.7%
Financials	13.2%
Energy	13.1%
Health Care	11.9%
Consumer Staples	11.4%
Consumer Discretionary	10.0%
Industrials	9.9%
Telecommunication Services	3.4%
Materials	3.3%
Utilities	3.1%

IV

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FLG — Focus Morningstar Large Cap Index ETF
MLCPT — Morningstar Large Cap Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FLG — NAV return	(3.23)%#
FLG — Market Price	(3.23)%
MLCPT Index	(3.20)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.12% and the net operating expense ratio is 0.05% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

V

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Mid Cap Index ETF (Ticker: FMM)

The Focus Morningstar Mid Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “middle-capitalization” stocks as those stocks between the bottom 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -7.12% and its market price return was -6.77%. The index return was -7.04% during the same period.

The best performing sector over the period was Consumer Defensive, while the Industrials sector was the worst drag on the Fund.

Among the top holdings, Goodrich Corp. and VF Corp. performed the best, while Prologis Inc. and FMC Technologies Inc. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Goodrich Corp.	0.6%
Ventas, Inc.	0.6%
ProLogis, Inc.	0.5%
Macy's, Inc.	0.5%
AvalonBay Communities, Inc.	0.5%
Xcel Energy, Inc.	0.5%
Alexion Pharmaceuticals, Inc.	0.5%
SanDisk Corp.	0.5%
VF Corp.	0.5%
CF Industries Holdings, Inc.	0.4%

Industry Holdings

% of Total Investments
Financials	17.2%
Consumer Discretionary	17.0%
Information Technology	15.0%
Industrials	12.4%
Health Care	9.7%
Energy	7.8%
Utilities	6.9%
Consumer Staples	6.7%
Materials	6.4%
Telecommunication Services	0.9%

VI

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FMM — Focus Morningstar Mid Cap Index ETF
MMCPT — Morningstar Mid Cap Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FMM — NAV return	(7.12)%#
FMM — Market Price	(6.77)%
MMCPT Index	(7.04)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.19% and the net operating expense ratio is 0.12% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

VII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Small Cap Index ETF (Ticker: FOS)

The Focus Morningstar Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the “Underlying Index”). The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar Inc.’s (“Morningstar”) proprietary index methodology. The Underlying Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar’s proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Underlying Index methodology defines “small-capitalization” stocks as those stocks between the bottom 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -9.37% and its market price return was -9.37%. The index return was -9.27% during the same period.

The best performing sector over the period was Consumer Defensive, while the Financial Services sector was the worst drag on the Fund.

Among the top holdings, Nu Skin Enterprises Inc. and Healthspring Inc. performed the best, while Rosetta Resources Inc. and Rock-Tenn Co. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Rock-Tenn Co., Class A	0.5%
BioMarin Pharmaceutical, Inc.	0.4%
Healthspring, Inc.	0.4%
Temple-Inland, Inc.	0.4%
Netlogic Microsystems, Inc.	0.4%
Ariba, Inc.	0.3%
Cadence Design Systems, Inc.	0.3%
Nu Skin Enterprises, Inc., Class A	0.3%
World Fuel Services Corp.	0.3%
Jack Henry & Associates, Inc.	0.3%

Industry Holdings

% of Total Investments
Financials	21.7%
Information Technology	18.3%
Industrials	16.6%
Consumer Discretionary	13.0%
Health Care	10.3%
Energy	6.0%
Materials	5.5%
Utilities	4.7%
Consumer Staples	3.7%
Telecommunication Services	0.2%

VIII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FOS — Focus Morningstar Small Cap Index ETF
MSCPT — Morningstar Small Cap Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FOS — NAV return	(9.37)%#
FOS — Market Price	(9.37)%
MSCPT Index	(9.27)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.19% and the net operating expense ratio is 0.12% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

IX

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Basic Materials Index ETF (Ticker: FBM)

The Focus Morningstar Basic Materials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing. The Morningstar Basic Materials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar Inc.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -15.61% and its market price return was -15.66%. The index return was -15.51% during the same period.

The best performing sub-sector over the period was Gold, while the Coal sub-sector was the worst drag on the Fund.

Among the top holdings, Newmont Mining Corp. and CF Industries Holdings Inc. performed the best, while Peabody Energy Corp. and Alcoa Inc. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	8.6%
Freeport-McMoRan Copper & Gold, Inc.	8.4%
Dow Chemical Co./The	7.3%
Newmont Mining Corp.	7.2%
Air Products & Chemicals, Inc.	3.8%
Mosaic Co./The	3.6%
PPG Industries, Inc.	3.0%
Peabody Energy Corp.	2.6%
CF Industries Holdings, Inc.	2.6%
Alcoa, Inc.	2.5%

Largest Sub-Industry Holdings

% of Total Investments
Fertilizers & Agricultural Chemicals	15.6%
Diversified Chemicals	15.2%
Diversified Metals & Mining	11.4%
Specialty Chemicals	10.5%
Gold	8.7%
Steel	7.5%
Coal & Consumable Fuels	7.4%
Paper Products	5.0%
Industrial Gases	3.8%
Aluminum	2.9%

X

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FBM — Focus Morningstar Basic Materials Index ETF
MBMST — Morningstar Basic Materials Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FBM — NAV return	(15.61)%#
FBM — Market Price	(15.66)%
MBMST Index	(15.51)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XI

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Communication Services Index ETF (Ticker: FCQ)

The Focus Morningstar Communication Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide Internet services such as access, navigation and internet related software and services. The Morningstar Communication Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide Internet services such as access, navigation and internet related software and services that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -6.83% and its market price return was -6.88%. The index return was -6.61% during the same period.

The best performing sub-sector over the period was Pay TV, however it should be noted this was a drag on the Fund, while the Telecom Services sub-sector was the worst drag on the Fund.

Among the top holdings, American Tower Corp. and DIRECTV Inc. performed the best, while Sprint Nextel Corp. and Frontier Communications Corp. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	20.9%
Verizon Communications, Inc.	13.7%
Comcast Corp.	12.5%
DIRECTV, Class A	6.6%
American Tower Corp., Class A	5.2%
Liberty Global, Inc.	5.2%
Time Warner Cable, Inc.	5.0%
CenturyLink, Inc.	5.0%
Frontier Communications Corp.	3.0%
Windstream Corp.	3.0%

Sub-Industry Holdings

% of Total Investments
Integrated Telecommunication Services	45.6%
Cable & Satellite	34.2%
Wireless Telecommunication Services	12.2%
Internet Software & Services	2.7%
Alternative Carriers	2.1%
Data Processing & Outsourced Services	1.3%
Communications Equipment	1.1%
Application Software	0.8%

XII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FCQ — Focus Morningstar Communications Services Index ETF
MCSST — Morningstar Communications Services Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FCQ — NAV return	(6.83)%#
FCQ — Market Price	(6.88)%
MCSST Index	(6.61)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XIII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Consumer Cyclical Index ETF (Ticker: FCL)

The Focus Morningstar Consumer Cyclical Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and includes retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies. The Morningstar Consumer Cyclical Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of retail stores, auto and auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was 0.22% and its market price return was 0.11%. The index return was 0.34% during the same period.

The best performing sub-sector over the period was Specialty Retail, while the Diversified Media sub-sector was the worst drag on the Fund.

Among the top holdings, McDonald’s Corp. and Starbucks Corp. performed the best, while Ford Motor Co. and The Walt Disney Co. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
McDonald's Corp.	6.8%
Amazon.com, Inc.	5.4%
Walt Disney Co./The	4.3%
Home Depot, Inc.	4.1%
Ford Motor Co.	3.1%
News Corp.	2.9%
Time Warner, Inc.	2.6%
NIKE, Inc., Class B	2.6%
eBay, Inc.	2.5%
Starbucks Corp.	2.2%

Largest Sub-Industry Holdings

% of Total Investments
Restaurants	13.4%
Movies & Entertainment	12.2%
Internet Retail	7.8%
Apparel Retail	6.1%
Home Improvement Retail	6.0%
Apparel, Accessories & Luxury Goods	4.6%
Automobile Manufacturers	4.2%
Hotels, Resorts & Cruise Lines	3.5%
Department Stores	3.4%
Auto Parts & Equipment	3.3%

XIV

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FCL — Focus Morningstar Consumer Cyclical Index ETF
MCCST — Morningstar Consumer Cyclical Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FCL — NAV return	0.22%#
FCL — Market Price	0.11%
MCCST Index	0.34%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XV

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Consumer Defensive Index ETF (Ticker: FCD)

The Focus Morningstar Consumer Defensive Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide such services as education and training. The Morningstar Consumer Defensive Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide such services as education and training that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was 5.95% and its market price return was 5.89%. The index return was 6.07% during the same period.

The best performing sub-sector over the period was Discount Stores, while the Pharmaceutical Retailers sub-sector was the worst drag on the Fund.

Among the top holdings, Costco Wholesale Corp. and Kraft Foods Inc. performed the best, while Walgreen Co. had negative return working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co./The	12.6%
Coca-Cola Co./The	10.4%
Philip Morris International, Inc.	8.8%
Wal-Mart Stores, Inc.	7.2%
PepsiCo, Inc.	7.2%
Kraft Foods, Inc., Class A	4.1%
Altria Group, Inc.	4.1%
CVS Caremark Corp.	3.5%
Colgate-Palmolive Co.	3.2%
Costco Wholesale Corp.	2.6%

Largest Sub-Industry Holdings

% of Total Investments
Soft Drinks	19.3%
Household Products	19.2%
Packaged Foods & Meats	15.6%
Tobacco	15.1%
Hypermarkets & Super Centers	9.9%
Drug Retail	5.7%
General Merchandise Stores	4.1%
Food Retail	2.7%
Agricultural Products	2.4%
Personal Products	1.6%

XVI

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FCD — Focus Morningstar Consumer Defensive Index ETF
MCDST — Morningstar Consumer Defensive Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FCD — NAV return	5.95%#
FCD — Market Price	5.89%
MCDST Index	6.07%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XVII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Energy Index ETF (Ticker: FEG)

The Focus Morningstar Energy Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal. The Morningstar Energy Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -10.79% and its market price return was -10.83%. The index return was -10.68% during the same period.

The best performing sub-sector over the period was Energy Equipment and Services, however it should be noted this was a drag on the Fund, while the Oil, Gas and Consumable Fuels sub-sector was the worst drag on the Fund.

Among the top holdings, all returned negative performance.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	20.6%
Chevron Corp.	14.7%
Schlumberger Ltd.	6.9%
ConocoPhillips	6.2%
Occidental Petroleum Corp.	4.4%
Anadarko Petroleum Corp.	2.8%
Apache Corp.	2.7%
Halliburton Co.	2.4%
National Oilwell Varco, Inc.	2.1%
Devon Energy Corp.	1.8%

Sub-Industry Holdings

% of Total Investments
Integrated Oil & Gas	48.0%
Oil & Gas Exploration & Production	23.0%
Oil & Gas Equipment & Services	17.4%
Oil & Gas Storage & Transportation	4.3%
Oil & Gas Refining & Marketing	3.3%
Oil & Gas Drilling	3.2%
Gas Utilities	0.8%

XVIII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FEG — Focus Morningstar Energy Index ETF
MBMST — Morningstar Energy Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FEG — NAV return	(10.79)%#
FEG — Market Price	(10.83)%
MEST Index	(10.68)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XIX

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Financial Services Index ETF (Ticker: FFL)

The Focus Morningstar Financial Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services, which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies. The Morningstar Financial Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that provide financial services, which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -16.45% and its market price return was -16.48%. The index return was -16.33% during the same period.

The best performing sub-sector over the period was Credit Services, while the Regional Banks sub-sector was the worst drag on the Fund.

Among the top holdings, MasterCard Inc. and Visa Inc. performed the best, while Bank of America Corp. and Morgan Stanley had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	8.4%
Wells Fargo & Co.	8.0%
Citigroup, Inc.	5.7%
Berkshire Hathaway, Inc., Class B	4.7%
Bank of America Corp.	4.3%
American Express Co.	3.4%
U.S. Bancorp	3.0%
Visa, Inc., Class A	3.0%
Goldman Sachs Group, Inc./The	2.9%
Mastercard, Inc., Class A	2.3%

Largest Sub-Industry Holdings

% of Total Investments
Other Diversified Financial Services	18.4%
Property & Casualty Insurance	13.8%
Diversified Banks	11.4%
Regional Banks	10.4%
Asset Management & Custody Banks	8.8%
Life & Health Insurance	6.8%
Investment Banking & Brokerage	6.7%
Consumer Finance	6.2%
Data Processing & Outsourced Services	5.4%
Multi-line Insurance	3.0%

XX

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FFL — Focus Morningstar Financial Services Index ETF

MFSST — Morningstar Financial Services Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FFL — NAV return	(16.45)%#
FFL — Market Price	(16.48)%
MFSST Index	(16.33)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XXI

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Health Care Index ETF (Ticker: FHC)

The Focus Morningstar Health Care Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies. The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was 2.20% and its market price return was 2.17%. The index return was 2.32% during the same period.

The best performing sub-sector over the period was Diagnostics & Research, while the Long-Term Care Facilities sub-sector was the worst drag on the Fund.

Among the top holdings, Bristol-Myers Squibb Co. and Abbott Laboratories performed the best, while Gilead Sciences Inc. and Medtronic Inc. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	12.0%
Pfizer, Inc.	10.3%
Merck & Co., Inc.	7.2%
Abbott Laboratories	5.7%
Bristol-Myers Squibb Co.	3.7%
Amgen, Inc.	3.7%
UnitedHealth Group, Inc.	3.5%
Medtronic, Inc.	2.5%
Eli Lilly & Co.	2.5%
Gilead Sciences, Inc.	2.2%

Sub-Industry Holdings

% of Total Investments
Pharmaceuticals	47.1%
Health Care Equipment	16.2%
Biotechnology	12.2%
Managed Health Care	9.4%
Health Care Services	5.4%
Health Care Distributors	4.1%
Life Sciences Tools & Services	3.4%
Health Care Supplies	1.1%
Health Care Facilities	1.0%
Office Services & Supplies	0.1%

XXII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FHC — Focus Morningstar Health Care Index ETF
MHST — Morningstar Health Care Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FHC — NAV return	2.20%#
FHC — Market Price	2.17%
MHST Index	2.32%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XXIII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Industrials Index ETF (Ticker: FIL)

The Focus Morningstar Industrials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms, as well as companies engaged in transportations and logistic services. The Morningstar Industrials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms, as well as companies engaged in transportations and logistic services that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -9.60% and its market price return was -9.63%. The index return was -9.50% during the same period.

The best performing sub-sector over the period was Industrial Distribution, while the Diversified Industrials sub-sector was the worst drag on the Fund.

Among the top holdings, Union Pacific Corp. and Accenture PLC performed the best, while General Electric Co. and Deere & Co. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.5%
United Technologies Corp.	3.6%
Caterpillar, Inc.	3.3%
United Parcel Service, Inc., Class B	3.1%
3M Co.	3.0%
Union Pacific Corp.	2.9%
E.I. du Pont de Nemours & Co.	2.7%
Boeing Co./The	2.6%
Accenture plc, Class A	2.3%
Honeywell International, Inc.	2.2%

Largest Sub-Industry Holdings

% of Total Investments
Aerospace & Defense	17.8%
Industrial Conglomerates	16.4%
Industrial Machinery	9.0%
Construction & Farm Machinery & Heavy Trucks	8.8%
Railroads	6.4%
Air Freight & Logistics	6.0%
Data Processing & Outsourced Services	4.8%
Electrical Components & Equipment	4.6%
IT Consulting & Other Services	2.8%
Diversified Chemicals	2.6%

XXIV

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FIL — Focus Morningstar Industrials Index ETF

MIST — Morningstar Industrials Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FIL — NAV return	(9.60)%#
FIL — Market Price	(9.63)%
MIST Index	(9.50)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XXV

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Real Estate Index ETF (Ticker: FRL)

The Focus Morningstar Real Estate Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the “Underlying index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs. The Morningstar Real Estate Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was 1.30% and its market price return was 1.25%. The index return was 1.38% during the same period.

The best performing sub-sector over the period was Retail, while the Real Estate Services sub-sector was the worst drag on the Fund.

Among the top holdings, Simon Property Group Inc. and Public Storage performed the best, while Weyerhaeuser Co. and Host Hotels & Resorts Inc. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	9.2%
Public Storage	4.5%
Equity Residential	4.2%
Annaly Capital Management, Inc.	4.0%
HCP, Inc.	4.0%
Vornado Realty Trust	3.7%
Ventas, Inc.	3.6%
Boston Properties, Inc.	3.5%
ProLogis, Inc.	3.4%
AvalonBay Communities, Inc.	3.1%

Largest Sub-Industry Holdings

% of Total Investments
Specialized REITs	27.1%
Retail REITs	22.8%
Residential REITs	15.5%
Office REITs	13.1%
Mortgage REITs	7.5%
Diversified REITs	5.9%
Industrial REITs	4.3%
Real Estate Services	2.0%
Security & Alarm Services	0.6%
Real Estate Operating Companies	0.5%

XXVI

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FRL — Focus Morningstar Real Estate Index ETF
MRETST — Morningstar Real Estate Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FRL — NAV return	1.30%#
FRL — Market Price	1.25%
MRETST Index	1.38%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.19% and the net operating expense ratio is 0.12% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns

XXVII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Technology Index ETF (Ticker: FTQ)

The Focus Morningstar Technology Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. The Morningstar Technology Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was -1.12% and its market price return was -1.08%. The index return was -1.01% during the same period.

The best performing sub-sector over the period was Computer Systems, while the Communication Equipment sub-sector was the worst drag on the Fund.

Among the top holdings, Intel Corp. and Apple Inc. performed the best, while Hewlett-Packard Co. and Texas Instruments Inc. had negative returns working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.0%
International Business Machines Corp.	9.4%
Microsoft Corp.	8.5%
Google, Inc., Class A	6.4%
Oracle Corp.	4.7%
Intel Corp.	4.7%
Cisco Systems, Inc.	4.5%
QUALCOMM, Inc.	3.8%
Hewlett-Packard Co.	2.4%
EMC Corp.	2.2%

Largest Sub-Industry Holdings

% of Total Investments
Computer Hardware	19.7%
Systems Software	16.1%
Semiconductors	12.7%
Communications Equipment	11.6%
IT Consulting & Other Services	11.3%
Internet Software & Services	8.4%
Application Software	5.6%
Computer Storage & Peripherals	4.2%
Semiconductor Equipment	2.1%
Electronic Components	1.5%

XXVIII

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FTQ — Focus Morningstar Technology Index ETF
MTST — Morningstar Technology Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FTQ — NAV return	(1.12)%#
FTQ — Market Price	(1.08)%
MTST Index	(1.01)%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XXIX

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Focus Morningstar Utilities Index ETF (Ticker: FUI)

The Focus Morningstar Utilities Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the “Underlying Index”). The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities. The Morningstar Utilities Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by Morningstar Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.

During the period of March 30, 2011 (inception), through October 31, 2011, the fund’s net asset value (NAV) return was 10.61% and its market price return was 10.59%. The index return was 10.76% during the same period.

The best performing sub-sector over the period was Diversified Utilities, while the Independent Power Producers sub-sector was the worst drag on the Fund.

Among the top holdings, FirstEnergy Corp. and PPL Corp. performed the best, while PG&E Corporation had negative return working against the Fund.

Largest Equity Holdings

Company	% of Net Assets
Southern Co.	7.3%
Dominion Resources, Inc.	5.8%
Exelon Corp.	5.8%
Duke Energy Corp.	5.3%
NextEra Energy, Inc.	4.7%
American Electric Power Co., Inc.	3.7%
FirstEnergy Corp.	3.7%
PG&E Corp.	3.4%
Public Service Enterprise Group, Inc.	3.4%
PPL Corp.	3.3%

Sub-Industry Holdings

% of Total Investments
Electric Utilities	51.4%
Multi-Utilities	35.8%
Independent Power Producers & Energy Traders	5.8%
Gas Utilities	5.1%
Water Utilities	1.6%
Environmental & Facilities Services	0.3%

XXX

FocusShares Trust
Management Discussion of Fund Performance (continued)
October 31, 2011

Growth of a $10,000 Investment Since Inception at Net Asset Value*

FUI — Focus Morningstar Utilities Index ETF
MUST — Morningstar Utilities Index

*	The line graph represents historical performance of a hypothetical investment of $10,000 from March 30, 2011 (inception) to October 31, 2011 assuming the reinvestment of distributions.

Average Annual Total Return	Since Inception
FUI — NAV return	10.61%#
FUI — Market Price	10.59%
MUST Index	10.76%
#	Represents NAV return from the commencement of trading on the New York Stock Exchange (March 30, 2011) through October 31, 2011

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.26% and the net operating expense ratio is 0.19% (Actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.focusshares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

XXXI

FocusShares Trust
Focus Morningstar US Market Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
489	3M Co. (Industrials)	0.4%	$38,641
1,121	Abbott Laboratories (Health Care)	0.6%	60,388
1,487	Altria Group, Inc. (Consumer Staples)	0.4%	40,967
255	Amazon.com, Inc.* (Consumer Discretionary)	0.6%	54,445
776	American Express Co. (Financials)	0.4%	39,281
670	Amgen, Inc. (Health Care)	0.4%	38,371
672	Apple, Inc.* (Information Technology)	2.8%	272,012
4,307	AT&T, Inc. (Telecommunication Services)	1.3%	126,238
7,357	Bank of America Corp. (Financials)	0.5%	50,248
709	Berkshire Hathaway, Inc., Class B* (Financials)	0.6%	55,203
1,248	Bristol-Myers Squibb Co. (Health Care)	0.4%	39,424
435	Caterpillar, Inc. (Industrials)	0.4%	41,090
1,460	Chevron Corp. (Energy)	1.6%	153,373
4,028	Cisco Systems, Inc. (Information Technology)	0.8%	74,639
2,125	Citigroup, Inc. (Financials)	0.7%	67,129
1,535	Coca-Cola Co./The (Consumer Staples)	1.1%	104,871
1,517	Comcast Corp., Class A (Consumer Discretionary)	0.4%	35,574
935	ConocoPhillips (Energy)	0.7%	65,123
992	CVS Caremark Corp. (Consumer Staples)	0.4%	36,010
1,503	EMC Corp.* (Information Technology)	0.4%	36,838
3,525	Exxon Mobil Corp. (Energy)	2.9%	275,267
7,765	General Electric Co. (Industrials)	1.3%	129,753
184	Google, Inc., Class A* (Information Technology)	1.1%	109,046
1,514	Hewlett-Packard Co. (Information Technology)	0.4%	40,288
1,169	Home Depot, Inc. (Consumer Discretionary)	0.4%	41,850
3,785	Intel Corp. (Information Technology)	1.0%	92,884
863	International Business Machines Corp. (Information Technology)	1.7%	159,336
1,979	Johnson & Johnson (Health Care)	1.3%	127,428

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
2,835	JPMorgan Chase & Co. (Financials)	1.0%	$98,545
1,180	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	41,512
727	McDonald’s Corp. (Consumer Discretionary)	0.7%	67,502
2,220	Merck & Co., Inc. (Health Care)	0.8%	76,590
5,436	Microsoft Corp. (Information Technology)	1.5%	144,761
587	Occidental Petroleum Corp. (Energy)	0.6%	54,556
2,851	Oracle Corp. (Information Technology)	1.0%	93,427
1,162	PepsiCo, Inc. (Consumer Staples)	0.8%	73,148
5,606	Pfizer, Inc. (Health Care)	1.1%	107,972
1,257	Philip Morris International, Inc. (Consumer Staples)	0.9%	87,827
1,973	Procter & Gamble Co./The (Consumer Staples)	1.3%	126,252
1,212	QUALCOMM, Inc. (Information Technology)	0.6%	62,539
976	Schlumberger Ltd. (Energy)	0.7%	71,707
1,405	U.S. Bancorp (Financials)	0.4%	35,954
558	United Parcel Service, Inc., Class B (Industrials)	0.4%	39,194
595	United Technologies Corp. (Industrials)	0.5%	46,398
779	UnitedHealth Group, Inc. (Health Care)	0.4%	37,384
2,048	Verizon Communications, Inc. (Telecommunication Services)	0.8%	75,735
385	Visa, Inc., Class A (Information Technology)	0.4%	35,905
1,270	Wal-Mart Stores, Inc. (Consumer Staples)	0.7%	72,034
1,255	Walt Disney Co./The (Consumer Discretionary)	0.5%	43,774
3,629	Wells Fargo & Co. (Financials)	1.0%	94,027
167,877	Other Common Stocks	58.5%	5,645,910
	Total Common Stocks (Cost $9,618,417)		9,638,370
	Total Investment Securities (Cost $9,618,417) – 100.0%		9,638,370
	Other assets less liabilities – 0.0%†		2,887
	Net Assets – 100.0%		$9,641,257
*	Non-income producing security.
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$538,273
Aggregate gross unrealized depreciation	(530,709)
Net unrealized appreciation	$7,564
Federal income tax cost of investments	$9,630,806

Focus Morningstar US Market Index ETF invested, as a percentage of net assets, in the following industries, as of October 31, 2011:

Consumer Discretionary	11.5%
Consumer Staples	9.9%
Energy	11.7%
Financials	14.4%
Health Care	11.3%
Industrials	11.3%
Information Technology	19.0%
Materials	4.3%
Telecommunication Services	2.6%
Utilities	4.0%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
320	3M Co. (Industrials)	0.5%	$25,286
763	Abbott Laboratories (Health Care)	0.9%	41,103
1,021	Altria Group, Inc. (Consumer Staples)	0.6%	28,129
173	Amazon.com, Inc.* (Consumer Discretionary)	0.8%	36,937
522	American Express Co. (Financials)	0.5%	26,424
458	Amgen, Inc. (Health Care)	0.5%	26,230
455	Apple, Inc.* (Information Technology)	3.8%	184,175
2,915	AT&T, Inc. (Telecommunication Services)	1.8%	85,439
4,949	Bank of America Corp. (Financials)	0.7%	33,802
472	Berkshire Hathaway, Inc., Class B* (Financials)	0.8%	36,750
842	Bristol-Myers Squibb Co. (Health Care)	0.6%	26,599
287	Caterpillar, Inc. (Industrials)	0.6%	27,110
983	Chevron Corp. (Energy)	2.1%	103,264
2,717	Cisco Systems, Inc. (Information Technology)	1.0%	50,346
1,421	Citigroup, Inc. (Financials)	0.9%	44,889
1,044	Coca-Cola Co./The (Consumer Staples)	1.5%	71,326
1,025	Comcast Corp., Class A (Consumer Discretionary)	0.5%	24,036
626	ConocoPhillips (Energy)	0.9%	43,601
1,012	EMC Corp.* (Information Technology)	0.5%	24,804
2,384	Exxon Mobil Corp. (Energy)	3.9%	186,167
5,233	General Electric Co. (Industrials)	1.8%	87,443
125	Google, Inc., Class A* (Information Technology)	1.5%	74,080
1,017	Hewlett-Packard Co. (Information Technology)	0.6%	27,062
784	Home Depot, Inc. (Consumer Discretionary)	0.6%	28,067
2,574	Intel Corp. (Information Technology)	1.3%	63,166
586	International Business Machines Corp. (Information Technology)	2.2%	108,193
1,341	Johnson & Johnson (Health Care)	1.8%	86,347
1,912	JPMorgan Chase & Co. (Financials)	1.4%	66,461
803	Kraft Foods, Inc., Class A (Consumer Staples)	0.6%	28,250
506	McDonald’s Corp. (Consumer Discretionary)	1.0%	46,982
1,507	Merck & Co., Inc. (Health Care)	1.1%	51,991

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
3,669	Microsoft Corp. (Information Technology)	2.0%	$97,706
397	Occidental Petroleum Corp. (Energy)	0.8%	36,897
1,907	Oracle Corp. (Information Technology)	1.3%	62,492
780	PepsiCo, Inc. (Consumer Staples)	1.0%	49,101
3,830	Pfizer, Inc. (Health Care)	1.5%	73,766
861	Philip Morris International, Inc. (Consumer Staples)	1.3%	60,158
1,347	Procter & Gamble Co./The (Consumer Staples)	1.8%	86,195
824	QUALCOMM, Inc. (Information Technology)	0.9%	42,518
662	Schlumberger Ltd. (Energy)	1.0%	48,637
938	U.S. Bancorp (Financials)	0.5%	24,003
241	Union Pacific Corp. (Industrials)	0.5%	23,996
361	United Parcel Service, Inc., Class B (Industrials)	0.5%	25,357
388	United Technologies Corp. (Industrials)	0.6%	30,256
528	UnitedHealth Group, Inc. (Health Care)	0.5%	25,339
257	Visa Inc., Class A. (Information Technology)	0.5%	23,968
1,386	Verizon Communications, Inc. (Telecommunication Services)	1.1%	51,254
868	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	49,233
845	Walt Disney Co./The (Consumer Discretionary)	0.6%	29,474
2,444	Wells Fargo & Co. (Financials)	1.3%	63,324
53,793	Other Common Stocks	44.0%	2,118,888
	Total Common Stocks (Cost $4,995,373)		4,817,021
	Total Investment Securities (Cost $4,995,373) – 100.0%		4,817,021
	Other assets less liabilities – 0.0%†		2,025
	Net Assets – 100.0%		$4,819,046
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,270
Aggregate gross unrealized depreciation	(402,865)
Net unrealized depreciation	$(181,595)
Federal income tax cost of investments	$4,998,616

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Focus Morningstar Large Cap Index ETF invested, as a percentage of net assets, in the following industries, as of October 31, 2011:

Consumer Discretionary	10.0%
Consumer Staples	11.4%
Energy	13.1%
Financials	13.2%
Health Care	11.9%
Industrials	9.9%
Information Technology	20.7%
Materials	3.3%
Telecommunication Services	3.4%
Utilities	3.1%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
330	Alexion Pharmaceuticals, Inc.* (Health Care)	0.5%	$22,278
482	AmerisourceBergen Corp. (Health Care)	0.4%	19,666
532	Analog Devices, Inc. (Information Technology)	0.4%	19,455
168	AvalonBay Communities, Inc. (REIT) (Financials)	0.5%	22,460
2,733	Boston Scientific Corp.* (Health Care)	0.3%	16,097
263	Bunge Ltd. (Consumer Staples)	0.3%	16,246
256	Cerner Corp.* (Health Care)	0.3%	16,238
127	CF Industries Holdings, Inc. (Materials)	0.4%	20,608
56	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.4%	18,823
238	Clorox Co./The (Consumer Staples)	0.3%	15,932
741	ConAgra Foods, Inc. (Consumer Staples)	0.4%	18,770
185	Concho Resources, Inc.* (Energy)	0.4%	17,523
404	Consol Energy, Inc. (Energy)	0.4%	17,275
218	Dollar Tree, Inc.* (Consumer Discretionary)	0.4%	17,431
267	EQT Corp. (Energy)	0.4%	16,955
381	Expeditors International of Washington, Inc. (Industrials)	0.4%	17,374
527	Fastenal Co. (Industrials)	0.4%	20,074
1,640	Fifth Third Bancorp (Financials)	0.4%	19,696
311	Fluor Corp. (Industrials)	0.4%	17,680
429	FMC Technologies, Inc.* (Energy)	0.4%	19,228
282	Genuine Parts Co. (Consumer Discretionary)	0.3%	16,195
223	Goodrich Corp. (Industrials)	0.6%	27,347
423	Harley-Davidson, Inc. (Consumer Discretionary)	0.3%	16,455
316	Health Care REIT, Inc. (REIT) (Financials)	0.4%	16,650
1,263	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.4%	18,023
131	IntercontinentalExchange, Inc.* (Financials)	0.4%	17,014
806	Invesco Ltd. (Financials)	0.3%	16,176
187	Joy Global, Inc. (Industrials)	0.3%	16,306
1,024	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.4%	16,824
224	M&T Bank Corp. (Financials)	0.4%	17,049
762	Macy’s, Inc. (Consumer Discretionary)	0.5%	23,264

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
613	Mattel, Inc. (Consumer Discretionary)	0.4%	$17,311
243	O’Reilly Automotive, Inc.* (Consumer Discretionary)	0.4%	18,480
580	Paychex, Inc. (Information Technology)	0.4%	16,901
208	Pioneer Natural Resources Co. (Energy)	0.4%	17,451
821	ProLogis, Inc. (REIT) (Financials)	0.5%	24,433
288	Range Resources Corp. (Energy)	0.4%	19,826
345	Red Hat, Inc.* (Information Technology)	0.4%	17,129
210	Ross Stores, Inc. (Consumer Discretionary)	0.4%	18,423
426	SanDisk Corp.* (Information Technology)	0.5%	21,585
990	Sara Lee Corp. (Consumer Staples)	0.4%	17,622
349	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.4%	17,488
301	Teradata Corp.* (Information Technology)	0.4%	17,958
228	Tiffany & Co. (Consumer Discretionary)	0.4%	18,179
469	Ventas, Inc. (REIT) (Financials)	0.6%	26,081
155	VF Corp. (Consumer Discretionary)	0.5%	21,424
105	W.W. Grainger, Inc. (Industrials)	0.4%	17,988
240	Watson Pharmaceuticals, Inc.* (Health Care)	0.3%	16,118
280	Whole Foods Market, Inc. (Consumer Staples)	0.4%	20,194
866	Xcel Energy, Inc. (Utilities)	0.5%	22,386
141,658	Other Common Stocks	79.8%	3,713,837
	Total Common Stocks (Cost $4,988,403)		4,651,926
	Money Market Fund – 0.0%†
1,221	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,221)		1,221
	Total Investment Securities (Cost $4,989,624) – 100.0%		4,653,147
	Other assets less liabilities – 0.0%†		354
	Net Assets – 100.0%		$4,653,501
*	Non-income producing security.
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,753
Aggregate gross unrealized depreciation	(578,960)
Net unrealized depreciation	$(344,207)
Federal income tax cost of investments	$4,997,354

Focus Morningstar Mid Cap Index ETF invested, as a percentage of net assets, in the following industries, as of October 31, 2011:

Consumer Discretionary	17.0%
Consumer Staples	6.7%
Energy	7.8%
Financials	17.2%
Health Care	9.7%
Industrials	12.4%
Information Technology	15.0%
Materials	6.4%
Telecommunication Services	0.9%
Utilities	6.9%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
183	Alaska Air Group, Inc.* (Industrials)	0.3%	$12,175
353	American Campus Communities, Inc. (REIT) (Financials)	0.3%	13,742
495	Ariba, Inc.* (Information Technology)	0.3%	15,682
286	Atwood Oceanics, Inc.* (Energy)	0.3%	12,224
563	BioMarin Pharmaceutical, Inc.* (Health Care)	0.4%	19,204
665	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	12,043
1,373	Cadence Design Systems, Inc.* (Information Technology)	0.3%	15,199
310	Carlisle Cos., Inc. (Industrials)	0.3%	12,933
224	Carpenter Technology Corp. (Materials)	0.3%	12,705
220	Catalyst Health Solutions, Inc.* (Health Care)	0.3%	12,093
458	CBOE Holdings, Inc. (Financials)	0.2%	11,968
256	CLARCOR, Inc. (Industrials)	0.3%	12,411
236	Clean Harbors, Inc.* (Industrials)	0.3%	13,752
403	Complete Production Services, Inc.* (Energy)	0.3%	13,218
310	Cubist Pharmaceuticals, Inc.* (Health Care)	0.2%	11,721
198	Equity Lifestyle Properties, Inc. (REIT) (Financials)	0.3%	13,094
699	Flowers Foods, Inc. (Consumer Staples)	0.3%	14,113
204	Genesee & Wyoming, Inc., Class A* (Industrials)	0.3%	12,079
3,919	GenOn Energy, Inc.* (Utilities)	0.2%	11,953
396	Hancock Holding Co. (Financials)	0.3%	11,999
487	Hawaiian Electric Industries, Inc. (Utilities)	0.3%	12,336
345	Healthspring, Inc.* (Health Care)	0.4%	18,609
500	Hexcel Corp.* (Industrials)	0.3%	12,355
208	Home Properties, Inc. (REIT) (Financials)	0.3%	12,251
438	Jack Henry & Associates, Inc. (Information Technology)	0.3%	14,196
403	Lexmark International, Inc., Class A* (Information Technology)	0.3%	12,775
322	Medicis Pharmaceutical Corp., Class A (Health Care)	0.3%	12,329
1,809	MFA Financial, Inc. (REIT) (Financials)	0.3%	12,211

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
189	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	$11,794
478	National Retail Properties, Inc. (REIT) (Financials)	0.3%	13,025
350	Netlogic Microsystems, Inc.* (Information Technology)	0.4%	17,220
373	NeuStar, Inc., Class A* (Information Technology)	0.2%	11,858
231	Nicor, Inc. (Utilities)	0.3%	12,994
298	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.3%	15,058
323	Onyx Pharmaceuticals, Inc.* (Health Care)	0.3%	13,220
364	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	11,899
296	Questcor Pharmaceuticals, Inc.* (Health Care)	0.3%	12,021
362	Rock-Tenn Co., Class A (Materials)	0.5%	21,427
269	Rosetta Resources, Inc.* (Energy)	0.2%	11,927
260	Ryder System, Inc. (Industrials)	0.3%	13,244
1,213	Service Corp. International (Consumer Discretionary)	0.3%	12,130
210	Signature Bank/NY* (Financials)	0.2%	11,708
436	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	12,278
176	Techne Corp. (Health Care)	0.3%	12,109
207	Teleflex, Inc. (Health Care)	0.3%	12,391
546	Temple-Inland, Inc. (Materials)	0.4%	17,368
942	Teradyne, Inc.* (Information Technology)	0.3%	13,489
244	Unit Corp.* (Energy)	0.2%	11,971
411	Vectren Corp. (Utilities)	0.3%	11,664
360	World Fuel Services Corp. (Energy)	0.3%	14,346
198,914	Other Common Stocks	85.3%	3,879,539
	Total Common Stocks (Cost $4,971,795)		4,546,050
	Money Market Fund – 0.0%†
870	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $870)		870
	Total Investment Securities (Cost $4,972,665) – 100.0%		4,546,920
	Other assets less liabilities – 0.0%†		219
	Net Assets – 100.0%		$4,547,139
*	Non-income producing security.
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,376
Aggregate gross unrealized depreciation	(657,127)
Net unrealized depreciation	$(438,751)
Federal income tax cost of investments	$4,985,671

Focus Morningstar Small Cap Index ETF invested, as a percentage of net assets, in the following industries, as of October 31, 2011:

Consumer Discretionary	13.0%
Consumer Staples	3.7%
Energy	6.0%
Financials	21.7%
Health Care	10.3%
Industrials	16.6%
Information Technology	18.3%
Materials	5.5%
Telecommunication Services	0.2%
Utilities	4.7%
Other [1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Aluminum – 2.9%
9,977	Alcoa, Inc.	$107,353
608	Century Aluminum Co.*	6,785
157	Kaiser Aluminum Corp.	7,294
207	Noranda Aluminum Holding Corp.*	1,917
		123,349
	Building Products – 1.4%
203	Armstrong World Industries, Inc.	8,646
473	Lennox International, Inc.	15,226
1,100	Owens Corning*	31,218
623	USG Corp.*	5,769
		60,859
	Coal & Consumable Fuels – 7.4%
2,111	Alpha Natural Resources, Inc.*	50,748
2,000	Arch Coal, Inc.	36,440
572	Cloud Peak Energy, Inc.*	13,127
2,119	Consol Energy, Inc.	90,609
857	Patriot Coal Corp.*	10,764
2,541	Peabody Energy Corp.	110,203
		311,891
	Commodity Chemicals – 0.6%
524	Calgon Carbon Corp.*	8,358
319	Georgia Gulf Corp.*	5,774
185	Kronos Worldwide, Inc.	4,105
184	Westlake Chemical Corp.	7,582
		25,819
	Construction Materials – 1.9%
422	Eagle Materials, Inc.	8,685
426	Martin Marietta Materials, Inc.	30,744
222	Texas Industries, Inc.	6,660
1,095	Vulcan Materials Co.	34,263
		80,352
	Diversified Chemicals – 15.2%
666	Ashland, Inc.	35,271
564	Cabot Corp.	17,022
11,015	Dow Chemical Co./The	307,098
1,241	Eastman Chemical Co.	48,759
672	FMC Corp.	53,014
1,840	Huntsman Corp.	21,602
670	Olin Corp.	12,636
1,485	PPG Industries, Inc.	128,319
1,140	Solutia, Inc.*	18,525
		642,246
	Diversified Metals & Mining – 11.4%
251	AMCOL International Corp.	7,578
307	Compass Minerals International, Inc.	23,353
8,833	Freeport-McMoRan Copper & Gold, Inc.	355,617

Shares		Value
	Common Stocks (continued)
493	Globe Specialty Metals, Inc.	$8,218
575	Molycorp, Inc.*	22,005
282	RTI International Metals, Inc.*	7,442
789	Titanium Metals Corp.	13,216
586	Walter Energy, Inc.	44,331
		481,760
	Fertilizers & Agricultural Chemicals – 15.6%
667	CF Industries Holdings, Inc.	108,234
492	Intrepid Potash, Inc.*	13,692
5,020	Monsanto Co.	365,205
2,590	Mosaic Co./The	151,671
398	Scotts Miracle-Gro Co./The, Class A	19,307
		658,109
	Forest Products – 0.2%
1,239	Louisiana-Pacific Corp.*	8,239
	Gold – 8.7%
768	Allied Nevada Gold Corp.*	29,169
4,539	Newmont Mining Corp.	303,341
509	Royal Gold, Inc.	36,434
		368,944
	Industrial Gases – 3.8%
1,864	Air Products & Chemicals, Inc.	160,565
	Industrial Machinery – 0.4%
754	Harsco Corp.	17,380
	Multi-Sector Holdings – 1.2%
1,814	Leucadia National Corp.	48,670
	Multi-Utilities – 0.8%
1,630	MDU Resources Group, Inc.	33,594
	Office Services & Supplies – 0.6%
1,003	Avery Dennison Corp.	26,680
	Paper Packaging – 2.4%
669	Rock-Tenn Co., Class A	39,598
941	Sonoco Products Co.	29,538
1,010	Temple-Inland, Inc.	32,128
		101,264
	Paper Products – 5.0%
377	Buckeye Technologies, Inc.	11,400
216	Clearwater Paper Corp.*	7,156
370	Domtar Corp.	30,307
3,793	International Paper Co.	105,066
1,602	MeadWestvaco Corp.	44,712
151	Schweitzer-Mauduit International, Inc.	10,618
		209,259

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Basic Materials Index ETF
Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Precious Metals & Minerals – 1.2%
842	Coeur d’Alene Mines Corp.*	$21,530
2,621	Hecla Mining Co.*	16,434
967	Stillwater Mining Co.*	10,985
		48,949
	Specialized REITs – 1.1%
1,142	Rayonier, Inc.	47,656
	Specialty Chemicals – 10.5%
858	Albemarle Corp.	45,723
1,471	Celanese Corp.	64,062
466	Cytec Industries, Inc.	20,816
809	Ferro Corp.*	5,234
464	H.B. Fuller Co.	9,971
204	Innophos Holdings, Inc.	8,974
754	International Flavors & Fragrances, Inc.	45,662
299	Kraton Performance Polymers, Inc.*	5,884
170	Minerals Technologies, Inc.	9,323
91	NewMarket Corp.	17,667
303	OM Group, Inc.*	8,760
870	PolyOne Corp.	9,735
648	Rockwood Holdings, Inc.*	29,834
1,231	RPM International, Inc.	27,661
469	Sensient Technologies Corp.	17,334
982	Sigma-Aldrich Corp.	64,301
816	Valspar Corp.	28,454
578	W.R. Grace & Co.*	24,155
		443,550

Shares		Value
	Common Stocks (continued)
	Steel – 7.5%
1,026	AK Steel Holding Corp.	$8,547
414	Carpenter Technology Corp.	23,482
1,371	Cliffs Natural Resources, Inc.	93,530
1,085	Commercial Metals Co.	13,487
2,675	Nucor Corp.	101,061
697	Reliance Steel & Aluminum Co.	30,800
230	Schnitzer Steel Industries, Inc., Class A	10,764
2,049	Steel Dynamics, Inc.	25,592
553	Worthington Industries, Inc.	9,556
		316,819
	Trading Companies & Distributors – 0.2%
433	Beacon Roofing Supply, Inc.*	7,980
	Total Common Stocks (Cost $4,937,284)	4,223,934
	Total Investment Securities (Cost $4,937,284) – 100.0%	4,223,934
	Other assets less liabilities – 0.0%†	19
	Net Assets – 100.0%	$4,223,953
*	Non-income producing security.
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,859
Aggregate gross unrealized depreciation	(875,818)
Net unrealized depreciation	$(723,959)
Federal income tax cost of investments	$4,947,893

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Communication Services Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Alternative Carriers – 2.1%
447	AboveNet, Inc.	$26,530
3,270	tw telecom, inc.*	60,495
2,395	Vonage Holdings Corp.*	8,023
		95,048
	Application Software – 0.8%
3,386	TiVo, Inc.*	36,670
	Cable & Satellite – 34.2%
4,976	Cablevision Systems Corp., Class A	72,003
791	Charter Communications, Inc., Class A*	36,338
15,818	Comcast Corp., Class A	370,932
9,004	Comcast Corp., Special, Class A	207,092
6,660	DIRECTV, Class A*	302,764
5,000	DISH Network Corp., Class A*	120,850
2,847	Liberty Global, Inc.*	109,239
3,259	Liberty Global, Inc., Class A*	130,947
3,616	Time Warner Cable, Inc.	230,303
		1,580,468
	Communications Equipment – 1.1%
1,189	InterDigital, Inc.	51,662
	Data Processing & Outsourced Services – 1.3%
1,868	NeuStar, Inc., Class A*	59,384
	Integrated Telecommunication Services – 45.6%
32,939	AT&T, Inc.	965,442
6,483	CenturyLink, Inc.	228,590
22,268	Frontier Communications Corp.	139,398
17,070	Verizon Communications, Inc.	631,249
11,388	Windstream Corp.	138,592
		2,103,271

Shares		Value
	Common Stocks (continued)
	Internet Software & Services – 2.7%
2,067	Earthlink, Inc.	$14,490
1,156	Equinix, Inc.*	110,987
		125,477
	Wireless Telecommunication Services – 12.2%
4,367	American Tower Corp., Class A*	240,622
6,803	MetroPCS Communications, Inc.*	57,826
3,848	NII Holdings, Inc.*	90,543
46,713	Sprint Nextel Corp.*	120,052
1,867	Telephone & Data Systems, Inc.	41,401
339	United States Cellular Corp.*	13,516
		563,960
	Total Common Stocks (Cost $4,993,174)	4,615,940
	Total Investment Securities (Cost $4,993,174) – 100.0%	4,615,940
	Other assets less liabilities – 0.0%†	642
	Net Assets – 100.0%	$4,616,582
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,226
Aggregate gross unrealized depreciation	(464,150)
Net unrealized depreciation	$(415,924)
Federal income tax cost of investments	$5,031,864

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
1,263	Amazon.com, Inc.* (Internet Retail)	5.4%	$269,663
89	AutoZone, Inc.* (Automotive Retail)	0.6%	28,800
550	Beam, Inc. (Distillers & Vintners)	0.5%	27,187
896	Bed Bath & Beyond, Inc.* (Homefurnishing Retail)	1.1%	55,409
1,092	Best Buy Co., Inc. (Computer & Electronics Retail)	0.6%	28,643
392	BorgWarner, Inc.* (Auto Parts & Equipment)	0.6%	29,984
809	CarMax, Inc. (Automotive Retail)	0.5%	24,319
1,477	Carnival Corp. (Hotels, Resorts & Cruise Lines)	1.0%	52,005
2,239	CBS Corp., Class B (Broadcasting)	1.1%	57,789
111	Chipotle Mexican Grill, Inc.* (Restaurants)	0.7%	37,309
1,035	Coach, Inc. (Apparel, Accessories & Luxury Goods)	1.3%	67,347
3,969	eBay, Inc.* (Internet Software & Services)	2.5%	126,333
13,352	Ford Motor Co.* (Automobile Manufacturers)	3.1%	155,951
2,070	General Motors Co.* (Automobile Manufacturers)	1.1%	53,510
847	Harley-Davidson, Inc. (Motorcycle Manufacturers)	0.7%	32,948
5,725	Home Depot, Inc. (Home Improvement Retail)	4.1%	204,955
2,436	Johnson Controls, Inc. (Auto Parts & Equipment)	1.6%	80,218
949	Kohl’s Corp. (Department Stores)	1.0%	50,307
1,411	Las Vegas Sands Corp.* (Casinos & Gaming)	1.3%	66,246
2,052	Liberty Interactive Corp., Class A* (Catalog Retail)	0.7%	33,714
4,664	Lowe’s Cos., Inc. (Home Improvement Retail)	1.9%	98,037
940	Ltd. Brands, Inc. (Apparel Retail)	0.8%	40,147
1,526	Macy’s, Inc. (Department Stores)	0.9%	46,589

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,104	Marriott International, Inc., Class A (Hotels, Resorts & Cruise Lines)	0.7%	$34,776
1,229	Mattel, Inc. (Leisure Products)	0.7%	34,707
3,697	McDonald’s Corp. (Restaurants)	6.8%	343,266
1,079	McGraw-Hill Cos., Inc./The (Publishing)	0.9%	45,858
6,501	News Corp., Class A (Movies & Entertainment)	2.3%	113,898
1,559	News Corp., Class B (Movies & Entertainment)	0.6%	27,828
1,351	NIKE, Inc., Class B (Footwear)	2.6%	130,169
609	Nordstrom, Inc. (Department Stores)	0.6%	30,870
1,007	Omnicom Group, Inc. (Advertising)	0.9%	44,791
487	O’Reilly Automotive, Inc.* (Automotive Retail)	0.7%	37,036
178	priceline.com, Inc.* (Internet Retail)	1.8%	90,374
221	Ralph Lauren Corp. (Apparel, Accessories & Luxury Goods)	0.7%	35,093
421	Ross Stores, Inc. (Apparel Retail)	0.7%	36,934
320	Sherwin-Williams Co./The (Specialty Chemicals)	0.5%	26,467
14,064	Sirius XM Radio, Inc.* (Cable & Satellite)	0.5%	25,175
2,556	Staples, Inc. (Specialty Stores)	0.8%	38,238
2,664	Starbucks Corp. (Restaurants)	2.2%	112,794
699	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Resorts & Cruise Lines)	0.7%	35,027
458	Tiffany & Co. (Specialty Stores)	0.7%	36,516
3,744	Time Warner, Inc. (Movies & Entertainment)	2.6%	131,003
1,384	TJX Cos., Inc. (Apparel Retail)	1.6%	81,559
310	VF Corp. (Apparel, Accessories & Luxury Goods)	0.9%	42,848
1,875	Viacom, Inc., Class B (Movies & Entertainment)	1.6%	82,219
6,175	Walt Disney Co./The (Movies & Entertainment)	4.3%	215,384
2,250	Western Union Co./The (Data Processing & Outsourced Services)	0.8%	39,308

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
318	Wynn Resorts Ltd. (Casinos & Gaming)	0.8%	$42,230
1,675	Yum! Brands, Inc. (Restaurants)	1.8%	89,730
52,120	Other Common Stocks	27.1%	1,363,714
	Total Common Stocks (Cost $4,994,388)		5,035,222
	Money Market Fund – 0.0%†
1,783	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,783)		1,783
	Total Investment Securities (Cost $4,996,171) – 100.0%		5,037,005
	Liabilities in excess of other assets – 0.0%†		(188)
	Net Assets – 100.0%		$5,036,817
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,896
Aggregate gross unrealized depreciation	(374,648)
Net unrealized appreciation	$37,248
Federal income tax cost of investments	$4,999,757

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Focus Morningstar Consumer Cyclical Index ETF invested, as a percentage of net assets, in the following industries as of October 31, 2011:

Advertising	1.5%
Apparel Retail	6.1%
Apparel, Accessories & Luxury Goods	4.6%
Auto Parts & Equipment	3.3%
Automobile Manufacturers	4.2%
Automotive Retail	2.5%
Broadcasting	2.4%
Building Products	0.2%
Cable & Satellite	0.5%
Casinos & Gaming	3.3%
Catalog Retail	0.7%
Computer & Electronics Retail	0.9%
Construction & Farm Machinery & Heavy Trucks	0.4%
Consumer Finance	0.1%
Data Processing & Outsourced Services	0.8%
Department Stores	3.4%
Distillers & Vintners	0.5%
Distributors	0.1%
Diversified Support Services	0.1%
Electronic Components	0.1%
Footwear	3.3%
Health Care Supplies	0.1%
Home Furnishings	0.8%
Home Improvement Retail	6.0%
Homebuilding	1.0%
Homefurnishing Retail	1.5%
Hotels, Resorts & Cruise Lines	3.5%
Household Appliances	0.3%
Housewares & Specialties	0.2%
Industrial Conglomerates	0.2%
Industrial Machinery	0.2%
Internet Retail	7.8%
Internet Software & Services	2.7%
Leisure Facilities	0.4%
Leisure Products	1.4%
Metal & Glass Containers	1.4%
Motorcycle Manufacturers	0.7%
Movies & Entertainment	12.2%
Office Services & Supplies	0.1%
Paper Packaging	0.6%
Publishing	1.5%
Restaurants	13.4%
Specialized Consumer Services	1.0%
Specialty Chemicals	0.5%
Specialty Stores	3.2%
Tires & Rubber	0.3%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Agricultural Products – 2.4%
2,324	Archer-Daniels-Midland Co.	$67,257
555	Bunge Ltd.	34,282
289	Corn Products International, Inc.	14,016
440	Darling International, Inc.*	6,169
149	Fresh Del Monte Produce, Inc.	3,794
		125,518
	Brewers – 0.5%
34	Boston Beer Co., Inc., Class A*	3,008
600	Molson Coors Brewing Co., Class B	25,404
		28,412
	Catalog Retail – 0.1%
156	HSN, Inc.	5,564
	Distillers & Vintners – 0.7%
334	Brown-Forman Corp., Class B	24,960
705	Constellation Brands, Inc., Class A*	14,255
		39,215
	Drug Retail – 5.7%
5,068	CVS Caremark Corp.	183,968
3,412	Walgreen Co.	113,279
		297,247
	Education Services – 1.0%
463	Apollo Group, Inc., Class A*	21,923
70	Bridgepoint Education, Inc.*	1,517
51	Capella Education Co.*	1,775
231	Career Education Corp.*	3,726
226	DeVry, Inc.	8,516
105	Education Management Corp.*	2,085
102	ITT Educational Services, Inc.*	6,320
135	K12, Inc.*	4,732
45	Strayer Education, Inc.	3,834
		54,428
	Food Distributors – 1.3%
2,220	Sysco Corp.	61,539
183	United Natural Foods, Inc.*	6,681
		68,220
	Food Retail – 2.7%
143	Casey’s General Stores, Inc.	7,086
2,122	Kroger Co./The	49,188
161	Ruddick Corp.	7,037
1,319	Safeway, Inc.	25,549
799	SUPERVALU, Inc.	6,408
42	Weis Markets, Inc.	1,661
589	Whole Foods Market, Inc.	42,479
		139,408
	General Merchandise Stores – 4.1%
205	99 Cents Only Stores*	4,469
285	Big Lots, Inc.*	10,742

Shares		Value
	Common Stocks (continued)
372	Dollar General Corp.*	$14,753
460	Dollar Tree, Inc.*	36,781
427	Family Dollar Stores, Inc.	25,035
2,305	Target Corp.	126,199
		217,979
	Household Products – 19.2%
538	Church & Dwight Co., Inc.	23,769
502	Clorox Co./The	33,604
1,833	Colgate-Palmolive Co.	165,648
262	Energizer Holdings, Inc.*	19,333
1,480	Kimberly-Clark Corp.	103,171
10,354	Procter & Gamble Co./The	662,552
		1,008,077
	Housewares & Specialties – 0.6%
1,105	Newell Rubbermaid, Inc.	16,354
228	Tupperware Brands Corp.	12,891
		29,245
	Hypermarkets & Super Centers – 9.9%
1,650	Costco Wholesale Corp.	137,362
68	Pricesmart, Inc.	5,171
6,673	Wal-Mart Stores, Inc.	378,493
		521,026
	Industrial Conglomerates – 0.0%†
1	Seaboard Corp.	2,198
	Packaged Foods & Meats – 15.6%
748	Campbell Soup Co.	24,871
1,562	ConAgra Foods, Inc.	39,565
692	Dean Foods Co.*	6,726
82	Diamond Foods, Inc.	5,391
136	Dole Food Co., Inc.*	1,439
518	Flowers Foods, Inc.	10,458
2,281	General Mills, Inc.	87,887
456	Green Mountain Coffee Roasters, Inc.*	29,649
1,212	H.J. Heinz Co.	64,769
138	Hain Celestial Group, Inc./The*	4,631
584	Hershey Co./The	33,422
544	Hormel Foods Corp.	16,032
53	J&J Snack Foods Corp.	2,733
431	J.M. Smucker Co./The	33,196
928	Kellogg Co.	50,307
6,170	Kraft Foods, Inc., Class A	217,061
75	Lancaster Colony Corp.	4,989
451	McCormick & Co., Inc.	21,901
771	Mead Johnson Nutrition Co.	55,396
179	Pilgrim’s Pride Corp.*	902
206	Ralcorp Holdings, Inc.*	16,653
77	Sanderson Farms, Inc.	3,812
2,085	Sara Lee Corp.	37,113

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Defensive Index ETF
Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
583	Smithfield Foods, Inc.*	$13,327
235	Snyders-Lance, Inc.	4,987
106	Tootsie Roll Industries, Inc.	2,626
135	TreeHouse Foods, Inc.*	8,281
1,159	Tyson Foods, Inc., Class A	22,369
		820,493
	Personal Products – 1.6%
449	Estee Lauder Cos., Inc./The, Class A	44,204
446	Herbalife Ltd.	27,813
221	Nu Skin Enterprises, Inc., Class A	11,167
		83,184
	Publishing – 0.1%
18	Washington Post Co./The, Class B	6,123
	Soft Drinks – 19.3%
8,022	Coca-Cola Co./The	548,063
1,202	Coca-Cola Enterprises, Inc.	32,238
818	Dr. Pepper Snapple Group, Inc.	30,634
266	Hansen Natural Corp.*	23,698
5,995	PepsiCo, Inc.	377,385
		1,012,018
	Specialty Chemicals – 0.1%
109	Balchem Corp.	4,019

Shares		Value
	Common Stocks (continued)
	Tobacco – 15.1%
7,847	Altria Group, Inc.	$216,185
522	Lorillard, Inc.	57,765
6,619	Philip Morris International, Inc.	462,470
1,274	Reynolds American, Inc.	49,278
88	Universal Corp.	3,768
150	Vector Group Ltd.	2,635
		792,101
	Total Common Stocks (Cost $5,001,222)	5,254,475
	Total Investment Securities (Cost $5,001,222) – 100.0%	5,254,475
	Other assets less liabilities – 0.0%†	280
	Net Assets – 100.0%	$5,254,755
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$331,396
Aggregate gross unrealized depreciation	(81,014)
Net unrealized appreciation	$250,382
Federal income tax cost of investments	$5,004,093

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Gas Utilities – 0.8%
308	Oneok, Inc.	$23,423
563	Questar Corp.	10,849
		34,272
	Integrated Oil & Gas – 48.0%
6,261	Chevron Corp.	657,718
3,990	ConocoPhillips	277,904
11,781	Exxon Mobil Corp.	919,978
972	Hess Corp.	60,808
615	Murphy Oil Corp.	34,053
2,129	Occidental Petroleum Corp.	197,869
		2,148,330
	Oil & Gas Drilling – 3.2%
179	Atwood Oceanics, Inc.*	7,650
208	Diamond Offshore Drilling, Inc.	13,632
312	Helmerich & Payne, Inc.	16,592
914	Nabors Industries Ltd.*	16,754
492	Patterson-UTI Energy, Inc.	9,997
401	Rowan Cos., Inc.*	13,831
1,017	Transocean Ltd.	58,122
153	Unit Corp.*	7,506
		144,084
	Oil & Gas Equipment & Services – 17.4%
1,381	Baker Hughes, Inc.	80,084
93	Basic Energy Services, Inc.*	1,706
110	Bristow Group, Inc.	5,476
774	Cameron International Corp.*	38,034
64	CARBO Ceramics, Inc.	8,694
252	Complete Production Services, Inc.*	8,266
256	Dresser-Rand Group, Inc.*	12,390
115	Dril-Quip, Inc.*	7,486
203	Exterran Holdings, Inc.*	1,929
763	FMC Technologies, Inc.*	34,198
331	Global Industries Ltd.*	2,631
84	Gulfmark Offshore, Inc., Class A*	3,494
2,924	Halliburton Co.	109,241
320	Helix Energy Solutions Group, Inc.*	5,779
455	Key Energy Services, Inc.*	5,883
97	Lufkin Industries, Inc.	5,732
1,344	National Oilwell Varco, Inc.	95,868
344	Oceaneering International, Inc.	14,390
163	Oil States International, Inc.*	11,346
156	RPC, Inc.	2,897
4,214	Schlumberger Ltd.	309,603
69	SEACOR Holdings, Inc.	5,875
254	Superior Energy Services, Inc.*	7,142
244	TETRA Technologies, Inc.*	2,318
		780,462

Shares		Value
	Common Stocks (continued)
	Oil & Gas Exploration & Production – 23.0%
1,583	Anadarko Petroleum Corp.	$124,265
1,217	Apache Corp.	121,250
29	Apco Oil and Gas International, Inc.	2,407
139	ATP Oil & Gas Corp.*	1,466
165	Berry Petroleum Co., Class A	5,701
137	Bill Barrett Corp.*	5,699
370	Brigham Exploration Co.*	13,474
330	Cabot Oil & Gas Corp.	25,648
112	Carrizo Oil & Gas, Inc.*	3,046
2,096	Chesapeake Energy Corp.	58,940
272	Cimarex Energy Co.	17,408
29	Clayton Williams Energy, Inc.*	1,895
152	Comstock Resources, Inc.*	2,772
330	Concho Resources, Inc.*	31,258
42	Contango Oil & Gas Co.*	2,702
184	Continental Resources, Inc.*	11,160
1,279	Denbury Resources, Inc.*	20,080
1,250	Devon Energy Corp.	81,187
230	Energen Corp.	11,284
854	EOG Resources, Inc.	76,373
474	EQT Corp.	30,099
483	EXCO Resources, Inc.	6,091
361	Forest Oil Corp.*	4,209
133	Gulfport Energy Corp.*	4,142
2,259	Marathon Oil Corp.	58,802
424	Newfield Exploration Co.*	17,070
561	Noble Energy, Inc.	50,120
201	Northern Oil and Gas, Inc.*	4,858
223	Oasis Petroleum, Inc.*	6,543
371	Pioneer Natural Resources Co.	31,127
448	Plains Exploration & Production Co.*	14,112
563	QEP Resources, Inc.	20,015
385	Quicksilver Resources, Inc.*	2,964
512	Range Resources Corp.	35,246
162	Resolute Energy Corp.*	2,106
169	Rosetta Resources, Inc.*	7,493
1,221	SandRidge Energy, Inc.*	9,353
202	SM Energy Co.	16,748
1,101	Southwestern Energy Co.*	46,286
156	Stone Energy Corp.*	3,789
135	Swift Energy Co.*	4,134
483	Ultra Petroleum Corp.*	15,388
90	Venoco, Inc.*	877
115	W&T Offshore, Inc.	2,264
372	Whiting Petroleum Corp.*	17,317
		1,029,168

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Energy Index ETF
Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Oil & Gas Refining & Marketing – 3.3%
275	CVR Energy, Inc.*	$6,809
616	HollyFrontier Corp.	18,905
1,129	Marathon Petroleum Corp.	40,531
383	Sunoco, Inc.	14,259
455	Tesoro Corp.*	11,803
1,812	Valero Energy Corp.	44,575
174	Western Refining, Inc.*	2,781
225	World Fuel Services Corp.	8,966
		148,629
	Oil & Gas Storage & Transportation – 4.3%
2,434	El Paso Corp.	60,874
370	Southern Union Co.	15,551
2,059	Spectra Energy Corp.	58,949
1,859	Williams Cos., Inc./The	55,975
		191,349

Shares		Value
	Total Common Stocks (Cost $4,960,021)	$4,476,294
	Total Investment Securities (Cost $4,960,021) – 100.0%	4,476,294
	Liabilities in excess of other assets – 0.0%†	(79)
	Net Assets – 100.0%	$4,476,215
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,228
Aggregate gross unrealized depreciation	(574,246)
Net unrealized depreciation	$(500,018)
Federal income tax cost of investments	$4,976,312

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
876	ACE Ltd. (Property & Casualty Insurance)	1.5%	$63,203
1,219	Aflac, Inc. (Life & Health Insurance)	1.3%	54,965
1,257	Allstate Corp./The (Property & Casualty Insurance)	0.8%	33,109
2,753	American Express Co. (Consumer Finance)	3.4%	139,357
1,124	American International Group, Inc.* (Multi-line Insurance)	0.7%	27,752
610	Ameriprise Financial, Inc. (Asset Management & Custody Banks)	0.7%	28,475
845	Aon Corp. (Insurance Brokers)	1.0%	39,394
26,079	Bank of America Corp. (Other Diversified Financial Services)	4.3%	178,120
3,208	Bank of New York Mellon Corp./The (Asset Management & Custody Banks)	1.6%	68,266
1,788	BB&T Corp. (Regional Banks)	1.0%	41,732
2,489	Berkshire Hathaway, Inc., Class B* (Property & Casualty Insurance)	4.7%	193,793
255	BlackRock, Inc. (Asset Management & Custody Banks)	1.0%	40,236
1,180	Capital One Financial Corp. (Consumer Finance)	1.3%	53,879
2,663	Charles Schwab Corp./The (Investment Banking & Brokerage)	0.8%	32,702
739	Chubb Corp./The (Property & Casualty Insurance)	1.2%	49,550
517	CIT Group, Inc.* (Regional Banks)	0.4%	18,017
7,494	Citigroup, Inc. (Other Diversified Financial Services)	5.7%	236,735
165	CME Group, Inc. (Specialized Finance)	1.1%	45,467
1,406	Discover Financial Services (Consumer Finance)	0.8%	33,125
2,371	Fifth Third Bancorp (Regional Banks)	0.7%	28,476
386	Franklin Resources, Inc. (Asset Management & Custody Banks)	1.0%	41,159

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,103	Goldman Sachs Group, Inc./The (Investment Banking & Brokerage)	2.9%	$120,834
1,148	Hartford Financial Services Group, Inc. (Multi-line Insurance)	0.5%	22,099
190	IntercontinentalExchange, Inc.* (Specialized Finance)	0.6%	24,677
1,166	Invesco Ltd. (Asset Management & Custody Banks)	0.6%	23,402
10,083	JPMorgan Chase & Co. (Other Diversified Financial Services)	8.4%	350,485
2,459	KeyCorp (Regional Banks)	0.4%	17,360
909	Loews Corp. (Multi-line Insurance)	0.9%	36,087
325	M&T Bank Corp. (Regional Banks)	0.6%	24,736
1,401	Marsh & McLennan Cos., Inc. (Insurance Brokers)	1.0%	42,899
274	Mastercard, Inc., Class A (Data Processing & Outsourced Services)	2.3%	95,144
2,128	MetLife, Inc. (Life & Health Insurance)	1.8%	74,820
510	Moody’s Corp. (Specialized Finance)	0.4%	18,100
4,547	Morgan Stanley (Investment Banking & Brokerage)	1.9%	80,209
562	Northern Trust Corp. (Asset Management & Custody Banks)	0.6%	22,744
678	NYSE Euronext (Specialized Finance)	0.4%	18,015
1,360	PNC Financial Services Group, Inc. (Regional Banks)	1.8%	73,046
763	Principal Financial Group, Inc. (Life & Health Insurance)	0.5%	19,670
1,554	Progressive Corp./The (Property & Casualty Insurance)	0.7%	29,542
1,250	Prudential Financial, Inc. (Life & Health Insurance)	1.6%	67,750
1,330	SLM Corp. (Consumer Finance)	0.4%	18,181
1,298	State Street Corp. (Asset Management & Custody Banks)	1.3%	52,426
1,385	SunTrust Banks, Inc. (Regional Banks)	0.7%	27,326
663	T. Rowe Price Group, Inc. (Asset Management & Custody Banks)	0.8%	35,033

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,083	Travelers Cos., Inc./The (Property & Casualty Insurance)	1.5%	$63,193
4,944	U.S. Bancorp (Diversified Banks)	3.0%	126,517
785	Unum Group (Life & Health Insurance)	0.5%	18,714
1,353	Visa, Inc., Class A (Data Processing & Outsourced Services)	3.0%	126,181
12,886	Wells Fargo & Co. (Diversified Banks)	8.0%	333,876
770	XL Group plc (Property & Casualty Insurance)	0.4%	16,740
43,954	Other Common Stocks	17.5%	727,633
	Total Common Stocks (Cost $4,981,402)		4,154,951

Shares		Value
	Money Market Fund – 0.0%†
10	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $10)	$10
	Total Investment Securities (Cost $4,981,412) – 100.0%	4,154,961
	Other assets less liabilities – 0.0%†	955
	Net Assets – 100.0%	$4,155,916
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,809
Aggregate gross unrealized depreciation	(937,186)
Net unrealized depreciation	$(837,377)
Federal income tax cost of investments	$4,992,338

Focus Morningstar Financial Services Index ETF invested, as a percentage of net assets, in the following industries as of October 31, 2011:

Asset Management & Custody Banks	8.8%
Consumer Finance	6.2%
Data Processing & Outsourced Services	5.4%
Diversified Banks	11.4%
Insurance Brokers	2.4%
Investment Banking & Brokerage	6.7%
Life & Health Insurance	6.8%
Mortgage REITs	0.3%
Multi-line Insurance	3.0%
Other Diversified Financial Services	18.4%
Property & Casualty Insurance	13.8%
Regional Banks	10.4%
Reinsurance	1.8%
Specialized Finance	3.0%
Thrifts & Mortgage Finance	1.6%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Biotechnology – 12.2%
137	Acorda Therapeutics, Inc.*	$2,992
642	Alexion Pharmaceuticals, Inc.*	43,341
330	Alkermes plc*	5,772
3,249	Amgen, Inc.	186,070
460	Ariad Pharmaceuticals, Inc.*	5,350
842	Biogen Idec, Inc.*	97,975
386	BioMarin Pharmaceutical, Inc.*	13,166
1,597	Celgene Corp.*	103,533
218	Cepheid, Inc.*	7,822
213	Cubist Pharmaceuticals, Inc.*	8,054
2,686	Gilead Sciences, Inc.*	111,899
664	Human Genome Sciences, Inc.*	6,813
212	InterMune, Inc.*	5,406
328	Isis Pharmaceuticals, Inc.*	2,719
298	Myriad Genetics, Inc.*	6,341
221	Onyx Pharmaceuticals, Inc.*	9,046
178	United Therapeutics Corp.*	7,784
		624,083
	Health Care Distributors – 4.1%
937	AmerisourceBergen Corp.	38,230
1,214	Cardinal Health, Inc.	53,744
322	Henry Schein, Inc.*	22,321
858	McKesson Corp.	69,970
44	MWI Veterinary Supply, Inc.*	3,322
222	Owens & Minor, Inc.	6,642
344	Patterson Cos., Inc.	10,826
186	PSS World Medical, Inc.*	4,138
		209,193
	Health Care Equipment – 16.2%
96	Arthrocare Corp.*	2,894
1,998	Baxter International, Inc.	109,850
716	Becton Dickinson and Co.	56,013
5,320	Boston Scientific Corp.*	31,335
301	C.R. Bard, Inc.	25,871
779	CareFusion Corp.*	19,942
1,719	Covidien plc	80,862
98	Cyberonics, Inc.*	2,822
400	Edwards Lifesciences Corp.*	30,168
168	Gen-Probe, Inc.*	10,097
218	Hill-Rom Holdings, Inc.	7,340
913	Hologic, Inc.*	14,718
198	IDEXX Laboratories, Inc.*	14,254
73	Integra LifeSciences Holdings Corp.*	2,340
137	Intuitive Surgical, Inc.*	59,439
107	Invacare Corp.	2,402
222	Kinetic Concepts, Inc.*	15,183
190	Masimo Corp.	3,929
3,694	Medtronic, Inc.	128,330
138	NuVasive, Inc.*	2,045
532	ResMed, Inc.*	15,056
194	Sirona Dental Systems, Inc.*	9,293
1,136	St. Jude Medical, Inc.	44,304

Shares		Value
	Common Stocks (continued)
188	STERIS Corp.	$5,824
1,039	Stryker Corp.	49,778
142	Teleflex, Inc.	8,500
208	Thoratec Corp.*	7,594
408	Varian Medical Systems, Inc.*	23,958
183	Volcano Corp.*	4,562
670	Zimmer Holdings, Inc.*	35,262
77	Zoll Medical Corp.*	2,911
		826,876
	Health Care Facilities – 1.0%
885	Health Management Associates, Inc., Class A*	7,752
332	HealthSouth Corp.*	5,863
181	Kindred Healthcare, Inc.*	2,109
181	LifePoint Hospitals, Inc.*	6,997
196	Select Medical Holdings Corp.*	1,705
1,649	Tenet Healthcare Corp.*	7,800
312	Universal Health Services, Inc., Class B	12,471
299	VCA Antech, Inc.*	6,076
		50,773
	Health Care Services – 5.4%
103	Amedisys, Inc.*	1,352
151	Catalyst Health Solutions, Inc.*	8,300
74	Chemed Corp.	4,393
325	DaVita, Inc.*	22,750
1,576	Express Scripts, Inc.*	72,070
106	Gentiva Health Services, Inc.*	439
353	Laboratory Corp of America Holdings*	29,599
325	Lincare Holdings, Inc.	7,654
1,342	Medco Health Solutions, Inc.*	73,622
170	Mednax, Inc.*	11,186
405	Omnicare, Inc.	12,077
547	Quest Diagnostics, Inc.	30,523
		273,965
	Health Care Supplies – 1.1%
299	Alere, Inc.*	7,792
213	Align Technology, Inc.*	4,905
163	Cooper Cos., Inc./The	11,296
492	DENTSPLY International, Inc.	18,184
90	Haemonetics Corp.*	5,486
143	Meridian Bioscience, Inc.	2,605
81	Neogen Corp.*	3,131
		53,399
	Life Sciences Tools & Services – 3.4%
180	Charles River Laboratories International, Inc.*	5,811
210	Covance, Inc.*	10,653
210	Illumina, Inc.*	6,430
627	Life Technologies Corp.*	25,500
205	PAREXEL International Corp.*	4,516
396	PerkinElmer, Inc.	8,185

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Health Care Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
368	Pharmaceutical Product Development, Inc.	$12,141
121	Techne Corp.	8,325
1,334	Thermo Fisher Scientific, Inc.*	67,060
318	Waters Corp.*	25,478
		174,099
	Managed Health Care – 9.4%
1,298	Aetna, Inc.	51,608
173	AMERIGROUP Corp.*	9,624
174	Centene Corp.*	6,116
945	CIGNA Corp.	41,901
516	Coventry Health Care, Inc.*	16,414
310	Health Net, Inc.*	8,615
236	Healthspring, Inc.*	12,730
586	Humana, Inc.	49,746
107	Magellan Health Services, Inc.*	5,507
105	Molina Healthcare, Inc.*	2,224
3,747	UnitedHealth Group, Inc.	179,819
126	Universal American Corp.	1,449
149	WellCare Health Plans, Inc.*	7,303
1,256	WellPoint, Inc.	86,538
		479,594
	Office Services & Supplies – 0.1%
112	Mine Safety Appliances Co.	3,758
	Pharmaceuticals – 47.1%
5,419	Abbott Laboratories	291,922
1,071	Allergan, Inc.	90,092
5,981	Bristol-Myers Squibb Co.	188,940
3,418	Eli Lilly & Co.	127,013
406	Endo Pharmaceuticals Holdings, Inc.*	13,118
889	Forest Laboratories, Inc.*	27,826
574	Hospira, Inc.*	18,052
229	Impax Laboratories, Inc.*	4,330

Shares		Value
	Common Stocks (continued)
84	Jazz Pharmaceuticals, Inc.*	$3,273
9,523	Johnson & Johnson	613,186
221	Medicis Pharmaceutical Corp., Class A	8,462
10,701	Merck & Co., Inc.	369,184
1,484	Mylan, Inc.*	29,042
126	Par Pharmaceutical Cos., Inc.*	3,856
290	Perrigo Co.	26,181
27,164	Pfizer, Inc.	523,179
203	Questcor Pharmaceuticals, Inc.*	8,244
185	Salix Pharmaceuticals Ltd.*	6,337
264	Viropharma, Inc.*	5,343
609	Warner Chilcott plc, Class A*	11,035
467	Watson Pharmaceuticals, Inc.*	31,364
		2,399,979
	Total Common Stocks (Cost $4,995,419)	5,095,719
	Total Investment Securities (Cost $4,995,419) – 100.0%	5,095,719
	Liabilities in excess of other assets – 0.0%†	(303)
	Net Assets – 100.0%	$5,095,416
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,158
Aggregate gross unrealized depreciation	(234,469)
Net unrealized appreciation	$95,689
Federal income tax cost of investments	$5,000,030

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
1,739	3M Co. (Industrial Conglomerates)	3.0%	$137,416
1,706	Accenture plc, Class A (IT Consulting & Other Services)	2.3%	102,803
1,311	Automatic Data Processing, Inc. (Data Processing & Outsourced Services)	1.5%	68,605
1,763	Boeing Co./The (Aerospace & Defense)	2.6%	115,988
1,558	Caterpillar, Inc. (Construction & Farm Machinery & Heavy Trucks)	3.3%	147,169
442	CH Robinson Worldwide, Inc. (Air Freight & Logistics)	0.7%	30,688
440	Cooper Industries plc (Electrical Components & Equipment)	0.5%	23,082
2,918	CSX Corp. (Railroads)	1.4%	64,809
464	Cummins, Inc. (Construction & Farm Machinery & Heavy Trucks)	1.0%	46,136
1,515	Danaher Corp. (Industrial Conglomerates)	1.6%	73,250
1,122	Deere & Co. (Construction & Farm Machinery & Heavy Trucks)	1.9%	85,160
495	Dover Corp. (Industrial Machinery)	0.6%	27,487
2,483	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	2.7%	119,358
908	Eaton Corp. (Industrial Machinery)	0.9%	40,697
622	Ecolab, Inc. (Specialty Chemicals)	0.7%	33,488
1,984	Emerson Electric Co. (Electrical Components & Equipment)	2.1%	95,470
568	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.6%	25,901
785	Fastenal Co. (Trading Companies & Distributors)	0.7%	29,901
783	FedEx Corp. (Air Freight & Logistics)	1.4%	64,073
377	Fiserv, Inc. (Data Processing & Outsourced Services)	0.5%	22,194
463	Fluor Corp. (Construction & Engineering)	0.6%	26,322
805	General Dynamics Corp. (Aerospace & Defense)	1.2%	51,673
28,423	General Electric Co. (Industrial Conglomerates)	10.5%	474,948
420	Genuine Parts Co. (Distributors)	0.5%	24,121
332	Goodrich Corp. (Aerospace & Defense)	0.9%	40,713

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
1,901	Honeywell International, Inc. (Aerospace & Defense)	2.2%	$99,612
1,124	Illinois Tool Works, Inc. (Industrial Machinery)	1.2%	54,660
882	Ingersoll-Rand plc (Industrial Machinery)	0.6%	27,457
494	ITT Corp.* (Industrial Machinery)	0.5%	22,526
279	Joy Global, Inc. (Construction & Farm Machinery & Heavy Trucks)	0.5%	24,329
712	Lockheed Martin Corp. (Aerospace & Defense)	1.2%	54,041
926	Norfolk Southern Corp. (Railroads)	1.5%	68,515
690	Northrop Grumman Corp. (Aerospace & Defense)	0.9%	39,847
966	PACCAR, Inc. (Construction & Farm Machinery & Heavy Trucks)	0.9%	41,770
429	Parker Hannifin Corp. (Industrial Machinery)	0.8%	34,985
863	Paychex, Inc. (Data Processing & Outsourced Services)	0.6%	25,148
809	Praxair, Inc. (Industrial Gases)	1.8%	82,251
383	Precision Castparts Corp. (Aerospace & Defense)	1.4%	62,486
942	Raytheon Co. (Aerospace & Defense)	0.9%	41,627
823	Republic Services, Inc. (Environmental & Facilities Services)	0.5%	23,422
381	Rockwell Automation, Inc. (Electrical Components & Equipment)	0.6%	25,775
413	Rockwell Collins, Inc. (Aerospace & Defense)	0.5%	23,058
446	Stanley Black & Decker, Inc. (Industrial Machinery)	0.6%	28,477
1,249	Tyco International Ltd. (Industrial Conglomerates)	1.3%	56,892
1,307	Union Pacific Corp. (Railroads)	2.9%	130,138
1,962	United Parcel Service, Inc., Class B (Air Freight & Logistics)	3.1%	137,811
2,106	United Technologies Corp. (Aerospace & Defense)	3.6%	164,226
157	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.6%	26,896
1,094	Waste Management, Inc. (Environmental & Facilities Services)	0.8%	36,025
3,739	Xerox Corp. (Office Electronics)	0.7%	30,585

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
42,325	Other Common Stocks	26.1%	$1,178,612
	Total Common Stocks (Cost $4,983,762)		4,512,623
	Total Investment Securities (Cost $4,983,762) – 100.0%		4,512,623
	Other assets less liabilities – 0.0%†		681
	Net Assets – 100.0%		$4,513,304
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,128
Aggregate gross unrealized depreciation	(571,778)
Net unrealized depreciation	$(477,650)
Federal income tax cost of investments	$4,990,273

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Focus Morningstar Industrials Index ETF invested, as a percentage of net assets, in the following industries as of October 31, 2011:

Advertising	0.0%†
Aerospace & Defense	17.8%
Air Freight & Logistics	6.0%
Airlines	1.6%
Application Software	0.3%
Building Products	0.2%
Commercial Printing	0.3%
Computer & Electronics Retail	0.1%
Computer Hardware	0.1%
Construction & Engineering	2.1%
Construction & Farm Machinery & Heavy Trucks	8.8%
Consumer Finance	0.0%†
Data Processing & Outsourced Services	4.8%
Distributors	0.8%
Diversified Chemicals	2.6%
Diversified Support Services	0.8%
Electrical Components & Equipment	4.6%
Electronic Components	0.1%
Electronic Equipment & Instruments	0.3%
Environmental & Facilities Services	2.4%
Health Care Services	0.2%
Health Care Technology	0.0%†
Heavy Electrical Equipment	0.1%
Homefurnishing Retail	0.1%
Household Products	0.0%†
Human Resource & Employment Services	0.7%
Industrial Conglomerates	16.4%
Industrial Gases	2.1%
Industrial Machinery	9.0%
Internet Software & Services	0.2%
IT Consulting & Other Services	2.8%
Marine	0.3%
Office Electronics	0.7%
Office Services & Supplies	0.5%
Oil & Gas Equipment & Services	0.3%
Oil & Gas Storage & Transportation	0.1%
Publishing	0.1%
Railroads	6.4%
Research & Consulting Services	0.9%
Security & Alarm Services	0.1%
Semiconductor Equipment	0.1%
Specialized Consumer Services	0.2%
Specialized Finance	0.3%
Specialty Chemicals	1.0%
Steel	0.5%
Technology Distributors	0.0%†
Trading Companies & Distributors	1.9%
Trucking	1.3%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks — 100.0%
	Diversified Real Estate Activities – 0.3%
1,132	St Joe Co./The*	$16,244
	Diversified REITs – 5.9%
1,077	Colonial Properties Trust	21,842
1,036	Cousins Properties, Inc.	6,796
1,414	Liberty Property Trust	45,248
235	PS Business Parks, Inc.	12,509
2,275	Vornado Realty Trust	188,393
814	Washington Real Estate Investment Trust	23,573
		298,361
	Industrial REITs – 4.3%
3,033	DCT Industrial Trust, Inc.	15,044
771	DuPont Fabros Technology, Inc.	16,029
333	EastGroup Properties, Inc.	14,522
5,667	ProLogis, Inc.	168,650
		214,245
	Mortgage REITs – 7.5%
2,204	American Capital Agency Corp.	60,632
11,965	Annaly Capital Management, Inc.	201,610
1,631	Anworth Mortgage Asset Corp.	10,520
12,682	Chimera Investment Corp.	38,173
1,019	CYS Investments, Inc.	12,921
928	Hatteras Financial Corp.	23,850
872	Redwood Trust, Inc.	10,133
1,156	Starwood Property Trust, Inc.	21,721
		379,560
	Office REITs – 13.1%
765	Alexandria Real Estate Equities, Inc.	50,559
1,615	BioMed Realty Trust, Inc.	29,248
1,798	Boston Properties, Inc.	177,984
1,660	Brandywine Realty Trust	15,123
1,033	CommonWealth REIT	19,989
888	Corporate Office Properties Trust	21,534
1,227	Digital Realty Trust, Inc.	76,479
3,113	Duke Realty Corp.	38,228
909	Franklin Street Properties Corp.	11,544
458	Government Properties Income Trust	10,777
894	Highwoods Properties, Inc.	27,696
722	Kilroy Realty Corp.	26,490
1,715	Lexington Realty Trust	13,480
1,074	Mack-Cali Realty Corp.	30,136
2,132	Piedmont Office Realty Trust, Inc., Class A	36,201
1,055	SL Green Realty Corp.	72,784
		658,252

Shares		Value
	Common Stocks (continued)
	Real Estate Operating Companies – 0.5%
1,651	Forest City Enterprises, Inc., Class A*	$22,586
	Real Estate Services – 2.0%
3,630	CBRE Group, Inc.*	64,541
535	Jones Lang LaSalle, Inc.	34,572
		99,113
	Research & Consulting Services – 0.4%
312	CoStar Group, Inc.*	19,197
	Residential REITs – 15.5%
858	American Campus Communities, Inc.	33,402
1,492	Apartment Investment & Management Co., Class A	36,808
1,161	AvalonBay Communities, Inc.	155,214
923	BRE Properties, Inc.	46,261
879	Camden Property Trust	53,302
481	Equity Lifestyle Properties, Inc.	31,808
3,636	Equity Residential	213,360
418	Essex Property Trust, Inc.	59,674
506	Home Properties, Inc.	29,803
459	Mid-America Apartment Communities, Inc.	28,642
623	Post Properties, Inc.	25,593
2,705	UDR, Inc.	67,436
		781,303
	Retail REITs – 22.8%
495	Acadia Realty Trust	10,256
43	Alexander’s, Inc.	18,649
1,738	CBL & Associates Properties, Inc.	26,730
2,800	DDR Corp.	35,868
764	Equity One, Inc.	13,103
768	Federal Realty Investment Trust	68,168
4,750	General Growth Properties, Inc.	69,825
350	Getty Realty Corp.	5,579
1,327	Glimcher Realty Trust	12,155
952	Inland Real Estate Corp.	7,140
5,018	Kimco Realty Corp.	87,664
1,629	Macerich Co./The	81,059
1,163	National Retail Properties, Inc.	31,692
684	Pennsylvania Real Estate Investment Trust	7,018
1,566	Realty Income Corp.	52,320
1,110	Regency Centers Corp.	45,466
3,615	Simon Property Group, Inc.	464,311
1,061	Tanger Factory Outlet Centers	29,878
715	Taubman Centers, Inc.	43,779
1,492	Weingarten Realty Investors	34,629
		1,145,289

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Real Estate Index ETF
Schedule of Portfolio Investments  (continued)
April 30, 2011 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Security & Alarm Services – 0.6%
1,323	Corrections Corp. of America*	$29,410
	Specialized REITs – 27.1%
1,082	CubeSmart	10,615
2,078	DiamondRock Hospitality Co.	18,806
574	Entertainment Properties Trust	25,715
1,164	Extra Space Storage, Inc.	26,225
5,013	HCP, Inc.	199,768
2,182	Health Care REIT, Inc.	114,970
961	Healthcare Realty Trust, Inc.	18,153
1,854	Hersha Hospitality Trust	8,176
1,523	Hospitality Properties Trust	36,598
8,718	Host Hotels & Resorts, Inc.	124,406
1,051	LaSalle Hotel Properties	25,129
1,373	Medical Properties Trust, Inc.	13,867
289	National Health Investors, Inc.	12,915
1,273	Omega Healthcare Investors, Inc.	22,609
628	Pebblebrook Hotel Trust	11,951
2,010	Plum Creek Timber Co., Inc.	75,697
493	Potlatch Corp.	16,013
1,741	Public Storage	224,676
1,894	Senior Housing Properties Trust	42,501
339	Sovran Self Storage, Inc.	14,984
1,833	Strategic Hotels & Resorts, Inc.*	10,430
1,453	Sunstone Hotel Investors, Inc.*	10,098

Shares		Value
	Common Stocks (continued)
3,235	Ventas, Inc.	$179,898
6,592	Weyerhaeuser Co.	118,524
		1,362,724
	Total Common Stocks (Cost $5,034,638)	5,026,284
	Money Market Fund – 0.0%†
1,035	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,035)	$1,035
	Total Investment Securities (Cost $5,035,673) – 100.0%	5,027,319
	Other assets less liabilities – 0.0%†	1,920
	Net Assets – 100.0%	$5,029,239
*	Non-income producing security.
†	Amount represents less than 0.05%.
REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,525
Aggregate gross unrealized depreciation	(285,741)
Net unrealized depreciation	$(16,216)
Federal income tax cost of investments	$5,043,535

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Summary Schedule of Portfolio Investments
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks – 100.0%
1,075	Adobe Systems, Inc.* (Application Software)	0.6%	$31,616
751	Agilent Technologies, Inc.* (Life Sciences Tools & Services)	0.6%	27,840
705	Altera Corp. (Semiconductors)	0.5%	26,734
370	Amphenol Corp., Class A (Electronic Components)	0.4%	17,571
648	Analog Devices, Inc. (Semiconductors)	0.5%	23,697
1,957	Apple, Inc.* (Computer Hardware)	16.0%	792,154
2,876	Applied Materials, Inc. (Semiconductor Equipment)	0.7%	35,432
499	Autodesk, Inc.* (Application Software)	0.3%	17,265
382	BMC Software, Inc. (Systems Software)	0.3%	13,279
1,055	Broadcom Corp., Class A* (Semiconductors)	0.8%	38,075
878	CA, Inc. (Systems Software)	0.4%	19,017
311	Cerner Corp.* (Health Care Technology)	0.4%	19,727
12,066	Cisco Systems, Inc. (Communications Equipment)	4.5%	223,583
409	Citrix Systems, Inc.* (Application Software)	0.6%	29,787
661	Cognizant Technology Solutions Corp., Class A* (IT Consulting & Other Services)	1.0%	48,088
3,405	Corning, Inc. (Electronic Components)	1.0%	48,657
3,620	Dell, Inc.* (Computer Hardware)	1.2%	57,232
728	Electronic Arts, Inc.* (Home Entertainment Software)	0.3%	16,999
4,490	EMC Corp.* (Computer Storage & Peripherals)	2.2%	110,050
175	F5 Networks, Inc.* (Communications Equipment)	0.4%	18,191
537	Google, Inc., Class A* (Internet Software & Services)	6.4%	318,248
4,515	Hewlett-Packard Co. (Computer Hardware)	2.4%	120,144
9,471	Intel Corp. (Semiconductors)	4.7%	232,418

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
2,521	International Business Machines Corp. (IT Consulting & Other Services)	9.4%	$465,452
604	Intuit, Inc. (Application Software)	0.6%	32,417
1,149	Juniper Networks, Inc.* (Communications Equipment)	0.6%	28,116
365	KLA-Tencor Corp. (Semiconductor Equipment)	0.3%	17,188
460	Linear Technology Corp. (Semiconductors)	0.3%	14,863
1,118	Marvell Technology Group Ltd.* (Semiconductors)	0.3%	15,641
642	Maxim Integrated Products, Inc. (Semiconductors)	0.3%	16,795
415	Microchip Technology, Inc. (Semiconductors)	0.3%	15,006
15,776	Microsoft Corp. (Systems Software)	8.5%	420,115
657	Motorola Solutions, Inc. (Communications Equipment)	0.6%	30,820
811	NetApp, Inc.* (Computer Storage & Peripherals)	0.7%	33,219
1,295	NVIDIA Corp.* (Semiconductors)	0.4%	19,166
7,104	Oracle Corp. (Systems Software)	4.7%	232,798
3,657	QUALCOMM, Inc. (Communications Equipment)	3.8%	188,701
420	Red Hat, Inc.* (Systems Software)	0.4%	20,853
209	Roper Industries, Inc. (Electrical Components & Equipment)	0.3%	16,950
263	Salesforce.com, Inc.* (Application Software)	0.7%	35,024
519	SanDisk Corp.* (Computer Storage & Peripherals)	0.5%	26,298
913	Seagate Technology plc (Computer Storage & Peripherals)	0.3%	14,745
1,632	Symantec Corp.* (Systems Software)	0.6%	27,760
943	TE Connectivity Ltd. (Electronic Manufacturing Services)	0.7%	33,524

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Shares		Percentage of Net Assets	Value
	Common Stocks (continued)
367	Teradata Corp.* (IT Consulting & Other Services)	0.4%	$21,895
2,515	Texas Instruments, Inc. (Semiconductors)	1.6%	77,286
183	VMware, Inc., Class A* (Systems Software)	0.4%	17,888
506	Western Digital Corp.* (Computer Storage & Peripherals)	0.3%	13,480
577	Xilinx, Inc. (Semiconductors)	0.4%	19,306
2,578	Yahoo!, Inc.* (Internet Software & Services)	0.8%	40,320
38,886	Other Common Stocks	15.6%	777,700
	Total Common Stocks (Cost $4,999,918)		4,959,130

Shares		Value
	Money Market Fund – 0.0%†
900	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $900)	$900
	Total Investment Securities (Cost $5,000,818) – 100.0%	4,960,030
	Liabilities in excess of other assets – 0.0%†	(805)
	Net Assets – 100.0%	$4,959,225
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,421
Aggregate gross unrealized depreciation	(353,680)
Net unrealized depreciation	$(45,259)
Federal income tax cost of investments	$5,005,289

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Summary Schedule of Portfolio Investments  (continued)
October 31, 2011

Focus Morningstar Technology Index ETF invested, as a percentage of net assets, in the following industries as of October 31, 2011:

Aerospace & Defense	0.0%†
Application Software	5.6%
Casinos & Gaming	0.0%†
Communications Equipment	11.6%
Computer Hardware	19.7%
Computer Storage & Peripherals	4.2%
Consumer Electronics	0.3%
Data Processing & Outsourced Services	0.3%
Electrical Components & Equipment	0.6%
Electronic Components	1.5%
Electronic Equipment & Instruments	0.4%
Electronic Manufacturing Services	1.4%
Health Care Services	0.1%
Health Care Technology	0.7%
Home Entertainment Software	0.7%
Industrial Conglomerates	0.1%
Industrial Machinery	0.1%
Internet Retail	0.0%†
Internet Software & Services	8.4%
IT Consulting & Other Services	11.3%
Life Sciences Tools & Services	0.9%
Office Electronics	0.1%
Office Services & Supplies	0.0%†
Oil & Gas Equipment & Services	0.0%†
Research & Consulting Services	0.2%
Semiconductor Equipment	2.1%
Semiconductors	12.7%
Systems Software	16.1%
Technology Distributors	0.7%
Trading Companies & Distributors	0.2%
Other[1]	0.0%†
100.0%
[1]	Represents net other assets (liabilities).
†	Amount represents less than 0.05%.

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Utilities Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks – 100.0%
	Electric Utilities – 51.4%
349	Allete, Inc.	$13,789
5,189	American Electric Power Co., Inc.	203,824
657	Cleco Corp.	24,224
1,261	DPL, Inc.	38,271
14,188	Duke Energy Corp.	289,719
3,220	Edison International	130,732
450	El Paso Electric Co.	14,413
451	Empire District Electric Co./The	9,006
1,902	Entergy Corp.	131,561
7,100	Exelon Corp.	315,169
4,495	FirstEnergy Corp.	202,095
1,454	Great Plains Energy, Inc.	30,156
1,032	Hawaiian Electric Industries, Inc.	26,141
535	IDACORP, Inc.	21,603
552	ITC Holdings Corp.	40,119
248	MGE Energy, Inc.	10,823
4,529	NextEra Energy, Inc.	255,436
1,884	Northeast Utilities	65,130
2,514	NV Energy, Inc.	40,325
350	Otter Tail Corp.	6,794
2,425	Pepco Holdings, Inc.	48,015
1,167	Pinnacle West Capital Corp.	53,192
844	PNM Resources, Inc.	15,175
808	Portland General Electric Co.	19,828
6,216	PPL Corp.	182,564
3,148	Progress Energy, Inc.	164,011
9,227	Southern Co.	398,606
543	UIL Holdings Corp.	18,505
395	Unisource Energy Corp.	14,726
1,246	Westar Energy, Inc.	33,966
		2,817,918
	Environmental & Facilities Services – 0.3%
1,294	Covanta Holding Corp.	18,970

	Gas Utilities – 5.1%
839	AGL Resources, Inc.	35,188
970	Atmos Energy Corp.	33,290
225	Laclede Group, Inc./The	9,027
838	National Fuel Gas Co.	51,361
447	New Jersey Resources Corp.	21,018
490	Nicor, Inc.	27,562
286	Northwest Natural Gas Co.	13,362
772	Piedmont Natural Gas Co., Inc.	25,237
321	South Jersey Industries, Inc.	18,076
493	Southwest Gas Corp.	19,464
552	WGL Holdings, Inc.	23,631
		277,216
	Independent Power Producers & Energy Traders – 5.8%
8,418	AES Corp./The*	94,450
3,904	Calpine Corp.*	59,224

Shares		Value
	Common Stocks (continued)
1,938	Constellation Energy Group, Inc.	$76,939
8,302	GenOn Energy, Inc.*	25,321
2,594	NRG Energy, Inc.*	55,563
193	Ormat Technologies, Inc.	3,665
		315,162
	Multi-Utilities – 35.8%
1,187	Alliant Energy Corp.	48,406
2,580	Ameren Corp.	82,250
624	Avista Corp.	15,881
424	Black Hills Corp.	14,293
4,247	CenterPoint Energy, Inc.	88,508
2,715	CMS Energy Corp.	56,526
3,126	Consolidated Edison, Inc.	180,902
6,124	Dominion Resources, Inc.	315,937
1,812	DTE Energy Co.	94,423
840	Integrys Energy Group, Inc.	44,444
3,019	NiSource, Inc.	66,690
386	NorthWestern Corp.	13,298
1,114	NSTAR	50,230
1,045	OGE Energy Corp.	54,068
4,328	PG&E Corp.	185,671
5,470	Public Service Enterprise Group, Inc.	184,339
1,245	SCANA Corp.	52,639
2,401	Sempra Energy	129,006
2,170	TECO Energy, Inc.	40,297
871	Vectren Corp.	24,719
2,515	Wisconsin Energy Corp.	81,561
5,209	Xcel Energy, Inc.	134,653
		1,958,741
	Water Utilities – 1.6%
1,878	American Water Works Co., Inc.	57,335
1,489	Aqua America, Inc.	33,041
		90,376
	Total Common Stocks (Cost $5,006,579)	5,478,383
	Total Investment Securities (Cost $5,006,579) – 100.0%	5,478,383
	Other assets less liabilities – 0.0%†	95
	Net Assets – 100.0%	$5,478,478
*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$506,396
Aggregate gross unrealized depreciation	(35,712)
Net unrealized appreciation	$470,684
Federal income tax cost of investments	$5,007,699

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Assets and Liabilities
October 31, 2011

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
ASSETS:
Securities, at value	$9,638,370	$4,817,021	$4,653,147	$4,546,920	$4,223,934	$4,615,940	$5,037,005	$5,254,475
Dividends and interest receivable	9,986	5,889	2,251	2,085	4,770	22,699	2,091	8,650
Receivable from advisor (Note 3)	1,242	210	188	155	130	220	241	317
Receivable for investments sold	—	—	—	—	—	—	—	29,501
Total Assets	9,649,598	4,823,120	4,655,586	4,549,160	4,228,834	4,638,859	5,039,337	5,292,943
LIABILITIES:
Due to Custodian	4,581	2,194	—	—	2,695	15,820	—	3,766
Payable for investments purchased	—	—	—	—	—	4,012	—	31,699
Management fees payable (Note 3)	392	197	448	435	635	744	778	834
Trustees fees payable	3,368	1,683	1,637	1,586	1,551	1,701	1,742	1,889
Total Liabilities	8,341	4,074	2,085	2,021	4,881	22,277	2,520	38,188
NET ASSETS	$9,641,257	$4,819,046	$4,653,501	$4,547,139	$4,223,953	$4,616,582	$5,036,817	$5,254,755
NET ASSETS CONSIST OF:
Paid in Capital	$9,651,384	$5,001,253	$5,000,000	$5,000,002	$5,000,000	$5,000,000	$5,000,000	$5,001,572
Accumulated undistributed net investment income	16,920	9,211	5,491	9,133	9,317	27,347	3,190	16,282
Accumulated net realized gains (loss) on investments	(47,000)	(13,066)	(15,513)	(36,251)	(72,014)	(33,531)	(7,207)	(16,352)
Net unrealized appreciation (depreciation) on investments	19,953	(178,352)	(336,477)	(425,745)	(713,350)	(377,234)	40,834	253,253
NET ASSETS	$9,641,257	$4,819,046	$4,653,501	$4,547,139	$4,223,953	$4,616,582	$5,036,817	$5,254,755
Shares (unlimited number of shares authorized, no par value)	404,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Net Asset Value	$23.86	$24.10	$23.27	$22.74	$21.12	$23.08	$25.18	$26.27
Securities, at cost	$9,618,417	$4,995,373	$4,989,624	$4,972,665	$4,937,284	$4,993,174	$4,996,171	$5,001,222

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Assets and Liabilities (continued)
October 31, 2011

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
ASSETS:
Securities, at value	$4,476,294	$4,154,961	$5,095,719	$4,512,623	$5,027,319	$4,960,030	$5,478,383
Dividends and interest receivable	3,016	2,960	5,012	4,083	3,912	942	4,885
Receivable from advisor (Note 3)	147	69	267	148	248	228	340
Receivable for investments sold	37,368	—	12,462	—	—	75,993	34,488
Total Assets	4,516,825	4,157,990	5,113,460	4,516,854	5,031,479	5,037,193	5,518,096
LIABILITIES:
Due to Custodian	795	—	2,908	1,299	—	—	305
Payable for investments purchased	37,570	—	12,535	—	—	75,508	36,520
Management fees payable (Note 3)	679	631	797	690	471	768	862
Trustees fees payable	1,566	1,443	1,804	1,561	1,769	1,692	1,931
Total Liabilities	40,610	2,074	18,044	3,550	2,240	77,968	39,618
NET ASSETS	$4,476,215	$4,155,916	$5,095,416	$4,513,304	$5,029,239	$4,959,225	$5,478,478
NET ASSETS CONSIST OF:
Paid in Capital	$5,003,409	$5,000,000	$5,000,921	$5,000,001	$5,001,584	$5,000,000	$5,000,833
Accumulated undistributed net investment income	2,507	7,362	5,931	4,485	55,650	782	10,289
Accumulated net realized gains (loss) on investments	(45,974)	(24,995)	(11,736)	(20,043)	(19,641)	(769)	(4,448)
Net unrealized appreciation (depreciation) on investments	(483,727)	(826,451)	100,300	(471,139)	(8,354)	(40,788)	471,804
NET ASSETS	$4,476,215	$4,155,916	$5,095,416	$4,513,304	$5,029,239	$4,959,225	$5,478,478
Shares (unlimited number of shares authorized, no par value)	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Net Asset Value	$22.38	$20.78	$25.48	$22.57	$25.15	$24.80	$27.39
Securities, at cost	$4,960,021	$4,981,412	$4,995,419	$4,983,762	$5,035,673	$5,000,818	$5,006,579

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Operations
For the period from March 28, 2011 (commencement of investment operations) through October 31, 2011

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
INVESTMENT INCOME:
Dividends and interest income	$75,166	$61,494	$40,138	$38,462	$54,558	$110,454	$35,099	$85,667
Foreign withholding tax on dividends	(1)	—	(3)	—	—	—	—	—
Total investment income	75,165	61,494	40,135	38,462	54,558	110,454	35,099	85,667
EXPENSES:
Management fees (Note 3)	1,930	1,442	3,419	3,362	5,181	5,591	5,631	5,885
Trustee fees (Note 3)	3,711	2,026	1,979	1,928	1,893	2,043	2,084	2,232
Gross expenses before fees waived and/or reimbursed	5,641	3,468	5,398	5,290	7,074	7,634	7,715	8,117
LESS:
Advisor expenses waived and/or reimbursed (Note 3)	(3,522)	(1,885)	(1,840)	(1,792)	(1,762)	(1,900)	(1,938)	(2,081)
Total expenses (Note 3)	2,119	1,583	3,558	3,498	5,312	5,734	5,777	6,036
Net investment income (loss)	73,046	59,911	36,577	34,964	49,246	104,720	29,322	79,631
NET REALIZED GAIN (LOSS) ON:
Investments	(47,000)	(13,096)	(15,513)	(36,251)	(72,014)	(33,531)	(7,207)	(16,371)
In-kind redemptions of investments	—	1,283	—	—	—	—	—	1,591
Net realized gain (loss)	(47,000)	(11,813)	(15,513)	(36,251)	(72,014)	(33,531)	(7,207)	(14,780)
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	19,953	(178,352)	(336,477)	(425,745)	(713,350)	(377,234)	40,834	253,253
Change in net unrealized appreciation (depreciation)	19,953	(178,352)	(336,477)	(425,745)	(713,350)	(377,234)	40,834	253,253
Net realized and unrealized gain (loss) on investments	(27,047)	(190,165)	(351,990)	(461,996)	(785,364)	(410,765)	33,627	238,473
Change in net assets resulting from operations	$45,999	$(130,254)	$(315,413)	$(427,032)	$(736,118)	$(306,045)	$62,949	$318,104

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Operations (continued)
For the period from March 28, 2011 (commencement of investment operations) through October 31, 2011

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
INVESTMENT INCOME:
Dividends and interest income	$42,977	$43,554	$59,937	$50,706	$125,378	$26,563	$117,763
Foreign withholding tax on dividends	(6)	—	—	—	—	—	—
Total investment income	42,971	43,554	59,937	50,706	125,378	26,563	117,763
EXPENSES:
Management fees (Note 3)	5,200	5,009	5,825	5,275	3,590	5,453	5,940
Trustee fees (Note 3)	1,908	1,785	2,147	1,904	2,111	2,035	2,274
Gross expenses before fees waived and/or reimbursed	7,108	6,794	7,972	7,179	5,701	7,488	8,214
LESS:
Advisor expenses waived and/or reimbursed (Note 3)	(1,776)	(1,660)	(1,999)	(1,770)	(1,964)	(1,894)	(2,121)
Total expenses (Note 3)	5,332	5,134	5,973	5,409	3,737	5,594	6,093
Net investment income (loss)	37,639	38,420	53,964	45,297	121,641	20,969	111,670
NET REALIZED GAIN (LOSS) ON:
Investments	(45,993)	(25,035)	(11,736)	(20,043)	(19,689)	(769)	(4,448)
In-kind redemptions of investments	3,426	—	921	—	1,632	—	833
Net realized gain (loss)	(42,567)	(25,035)	(10,815)	(20,043)	(18,057)	(769)	(3,615)
CHANGE IN NET UNREALIZED APPRECIATION ON:
Investments	(483,727)	(826,451)	100,300	(471,139)	(8,354)	(40,788)	471,804
Change in net unrealized appreciation (depreciation)	(483,727)	(826,451)	100,300	(471,139)	(8,354)	(40,788)	471,804
Net realized and unrealized gain (loss) on investments	(526,294)	(851,486)	89,485	(491,182)	(26,411)	(41,557)	468,189
Change in net assets resulting from operations	$(488,655)	$(813,066)	$143,449	$(445,885)	$95,230	$(20,588)	$579,859

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Changes in Net Assets
For the period from March 28, 2011 (commencement of investment operations) through October 31, 2011

	Focus Morningstar US Market Index ETF	Focus Morningstar Large Cap Index ETF	Focus Morningstar Mid Cap Index ETF	Focus Morningstar Small Cap Index ETF	Focus Morningstar Basic Materials Index ETF	Focus Morningstar Communication Services Index ETF	Focus Morningstar Consumer Cyclical Index ETF	Focus Morningstar Consumer Defensive Index ETF
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$73,046	$59,911	$36,577	$34,964	$49,246	$104,720	$29,322	$79,631
Net realized gain (loss)	(47,000)	(11,813)	(15,513)	(36,251)	(72,014)	(33,531)	(7,207)	(14,780)
Change in net unrealized appreciation (depreciation)	19,953	(178,352)	(336,477)	(425,745)	(713,350)	(377,234)	40,834	253,253
Change in net assets resulting from operations	45,999	(130,254)	(315,413)	(427,032)	(736,118)	(306,045)	62,949	318,104
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(56,126)	(50,700)	(31,086)	(25,831)	(39,929)	(77,373)	(26,132)	(63,349)
Total distributions	(56,126)	(50,700)	(31,086)	(25,831)	(39,929)	(77,373)	(26,132)	(63,349)
CAPITAL TRANSACTIONS:
Issued in-kind	9,551,384	6,174,030	5,000,000	5,000,002	5,000,000	5,000,000	5,000,000	6,317,628
Redeemed in-kind	—	(1,174,030)	—	—	—	—	—	(1,317,628)
Change in net assets resulting from capital transactions	9,551,384	5,000,000	5,000,000	5,000,002	5,000,000	5,000,000	5,000,000	5,000,000
Change in net assets	9,541,257	4,819,046	4,653,501	4,547,139	4,223,953	4,616,582	5,036,817	5,254,755
NET ASSETS:
Beginning of period	$100,000 (a)	$—	$—	$—	$—	$—	$—	$—
End of period	$9,641,257	$4,819,046	$4,653,501	$4,547,139	$4,223,953	$4,616,582	$5,036,817	$5,254,755
Accumulated undistributed net investment income (loss) included in end of period net assets	$16,920	$9,211	$5,491	$9,133	$9,317	$27,347	$3,190	$16,282
SHARE TRANSACTIONS:
Issued	4,000 (a)	—	—	—	—	—	—	—
Issued in-kind (Note 7)	400,000	250,000	200,000	200,000	200,000	200,000	200,000	250,000
Redeemed in-kind (Note 7)	—	(50,000)	—	—	—	—	—	(50,000)
Shares outstanding, end of period	404,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
(a)	Represents initial seed capital.

See accompanying notes to the financial statements.

FocusShares Trust

Statements of Changes in Net Assets (continued)
For the period from March 28, 2011 (commencement of investment operations) through October 31, 2011

	Focus Morningstar Energy Index ETF	Focus Morningstar Financial Services Index ETF	Focus Morningstar Health Care Index ETF	Focus Morningstar Industrials Index ETF	Focus Morningstar Real Estate Index ETF	Focus Morningstar Technology Index ETF	Focus Morningstar Utilities Index ETF
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investments income (loss)	$37,639	$38,420	$53,964	$45,297	$121,641	$20,969	$111,670
Net realized gain (loss)	(42,567)	(25,035)	(10,815)	(20,043)	(18,057)	(769)	(3,615)
Change in net unrealized appreciation (depreciation)	(483,727)	(826,451)	100,300	(471,139)	(8,354)	(40,788)	471,804
Change in net assets resulting from operations	(488,655)	(813,066)	143,449	(445,885)	95,230	(20,588)	579,859
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(35,132)	(31,018)	(48,033)	(40,812)	(65,991)	(20,187)	(101,381)
Total distributions	(35,132)	(31,018)	(48,033)	(40,812)	(65,991)	(20,187)	(101,381)
CAPITAL TRANSACTIONS:
Issued in-kind	6,084,778	5,000,000	6,256,823	5,000,001	6,236,332	5,000,000	6,351,103
Redeemed in-kind	(1,084,776)	—	(1,256,823)	—	(1,236,332)	—	(1,351,103)
Change in net assets resulting from capital transactions	5,000,002	5,000,000	5,000,000	5,000,001	5,000,000	5,000,000	5,000,000
Change in net assets	4,476,215	4,155,916	5,095,416	4,513,304	5,029,239	4,959,225	5,478,478
NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—	$—
End of period	$4,476,215	$4,155,916	$5,095,416	$4,513,304	$5,029,239	$4,959,225	$5,478,478
Accumulated undistributed net investment income (loss) included in end of period net assets	$2,507	$7,362	$5,931	$4,485	$55,650	$782	$10,289
SHARE TRANSACTIONS:
Issued	—	—	—	—	—	—	—
Issued in-kind (Note 7)	250,000	200,000	250,000	200,000	250,000	200,000	250,000
Redeemed in-kind (Note 7)	(50,000)	—	(50,000)	—	(50,000)	—	(50,000)
Shares outstanding, end of period	200,000	200,000	200,000	200,000	200,000	200,000	200,000

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights

	PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS		Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)			Net assets, end of period (000’s)	SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 4)	Expenses net of waivers (Note 4)	Net investment income		Portfolio turnover rate(b)(f)
Focus Morningstar US Market Index ETF
March 28, 2011* through October 31, 2011	$25.00	$0.27	$(1.22)	$(0.95)	$(0.19)	$(0.19)	$23.86	(3.76)%	(4.49)%	0.15%	0.05%	1.89%	$9,641	9%
Focus Morningstar Large Cap Index ETF
March 28, 2011* through October 31, 2011	25.00	0.30	(0.95)	(0.65)	(0.25)	(0.25)	24.10	(2.53)	(3.23)	0.12	0.05	2.08	4,819	4
Focus Morningstar Mid Cap Index ETF
March 28, 2011* through October 31, 2011	25.00	0.18	(1.75)	(1.57)	(0.16)	(0.16)	23.27	(6.28)	(6.77)	0.19	0.12	1.28	4,654	16
Focus Morningstar Small Cap Index ETF
March 28, 2011* through October 31, 2011	25.00	0.17	(2.30)	(2.13)	(0.13)	(0.13)	22.74	(8.50)	(9.37)	0.19	0.12	1.25	4,547	21
Focus Morningstar Basic Materials Index ETF
March 28, 2011* through October 31, 2011	25.00	0.25	(3.93)	(3.68)	(0.20)	(0.20)	21.12	(14.71)	(15.66)	0.26	0.19	1.81	4,224	19
Focus Morningstar Communication Services Index ETF
March 28, 2011* through October 31, 2011	25.00	0.52	(2.05)	(1.53)	(0.39)	(0.39)	23.08	(6.17)	(6.88)	0.26	0.19	3.56	4,617	22
Focus Morningstar Consumer Cyclical Index ETF
March 28, 2011* through October 31, 2011	25.00	0.15	0.16	0.31	(0.13)	(0.13)	25.18	1.27	0.11	0.26	0.19	0.99	5,037	4
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust

Financial Highlights (continued)

	PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS				DISTRIBUTIONS		Net asset value, end of period	TOTAL RETURN(b)		RATIOS TO AVERAGE NET ASSETS(e)			Net assets, end of period (000’s)	SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gains on investments	Total from investment operations	Net investment income	Total distributions		Net asset value(c)	Market value(d)	Expenses (Note 4)	Expenses net of waivers (Note 4)	Net investment income		Portfolio turnover rate(b)(f)
Focus Morningstar Consumer Defensive Index ETF
March 28, 2011* through October 31, 2011	$25.00	$0.40	$1.19	$1.59	$(0.32)	$(0.32)	$26.27	6.40%	5.89%	0.26%	0.19%	2.57%	$5,255	4%
Focus Morningstar Energy Index ETF
March 28, 2011* through October 31, 2011	25.00	0.19	(2.63)	(2.44)	(0.18)	(0.18)	22.38	(9.71)	(10.83)	0.26	0.19	1.38	4,476	13
Focus Morningstar Financial Services Index ETF
March 28, 2011* through October 31, 2011	25.00	0.19	(4.25)	(4.06)	(0.16)	(0.16)	20.78	(16.24)	(16.48)	0.26	0.19	1.46	4,156	5
Focus Morningstar Health Care Index ETF
March 28, 2011* through October 31, 2011	25.00	0.27	0.45	0.72	(0.24)	(0.24)	25.48	2.90	2.17	0.26	0.19	1.76	5,095	6
Focus Morningstar Industrials Index ETF
March 28, 2011* through October 31, 2011	25.00	0.23	(2.46)	(2.23)	(0.20)	(0.20)	22.57	(8.87)	(9.63)	0.26	0.19	1.63	4,513	6
Focus Morningstar Real Estate Index ETF
March 28, 2011* through October 31, 2011	25.00	0.61	(0.13)	0.48	(0.33)	(0.33)	25.15	1.97	1.25	0.19	0.12	4.07	5,029	21
Focus Morningstar Technology Index ETF
March 28, 2011* through October 31, 2011	25.00	0.10	(0.20)	(0.10)	(0.10)	(0.10)	24.80	(0.37)	(1.08)	0.26	0.19	0.73	4,959	5
Focus Morningstar Utilities Index ETF
March 28, 2011* through October 31, 2011	25.00	0.56	2.34	2.90	(0.51)	(0.51)	27.39	11.70	10.59	0.26	0.19	3.57	5,478	4
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FocusShares Trust Notes to Financial Highlights:

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Euronext Exchange. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	In-kind transactions are not included in the portfolio turnover calculations.

See accompanying notes to the financial statements.

FocusShares Trust
Notes to Financial Statements
October 31, 2011

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company. Each other Fund is a non-diversified investment company. The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of each Fund’s equity securities is based on such securities’ closing price on local markets when available. If an equity security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

•	Level 2 — valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market evens, interest rates, prepayment speeds, credit risk, etc.); or
•	Level 3 — valuation inputs consist of unobservable data (including a Fund’s own assumptions).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2011, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1 and Level 2 for the period ending October 31, 2011. The Fund held no Level 2 securities for the period ended October 31, 2011.

	LEVEL 1 – Quoted Prices	LEVEL 1 – Quoted Prices	LEVEL 3 – Unobservable inputs	Total
Fund	Common Stocks	Money Market Funds	Common Stocks	Investment Securities
Focus Morningstar US Market Index ETF	$9,638,370	$—	$—	$9,638,370
Focus Morningstar Large Cap Index ETF	4,817,021	—	—	4,817,021
Focus Morningstar Mid Cap Index ETF	4,651,926	1,221	—	4,653,147
Focus Morningstar Small Cap Index ETF	4,546,050	870	— †	4,546,920
Focus Morningstar Basic Materials Index ETF	4,223,934	—	—	4,223,934
Focus Morningstar Communication Services Index ETF	4,615,940	—	—	4,615,940
Focus Morningstar Consumer Cyclical Index ETF	5,035,222	1,783	—	5,037,005
Focus Morningstar Consumer Defensive Index ETF	5,254,475	—	—	5,254,475
Focus Morningstar Energy Index ETF	4,476,294	—	—	4,476,294
Focus Morningstar Financial Services Index ETF	4,154,951	10	— †	4,154,961
Focus Morningstar Health Care Index ETF	5,095,719	—	—	5,095,719
Focus Morningstar Industrials Index ETF	4,512,623	—	—	4,512,623
Focus Morningstar Real Estate Index ETF	5,026,284	1,035	—	5,027,319
Focus Morningstar Technology Index ETF	4,959,130	900	—	4,960,030
Focus Morningstar Utilities Index ETF	5,478,383	—	—	5,478,383
†	The security designated as Level 3 in the table above was considered a Level 3 security because it was fair valued on October 31, 2011 using significant unobservable inputs under procedures adopted by the Board. Such valuation was based on a review of inputs such as, but not limited to, company specific financial information, the liquidity of the security and company specific news. The security as of October 31, 2011 that was classified as Level 3 was MF Global Inc.. It was valued at $0 by management due to bankruptcy proceedings filed by the company.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Focus Morningstar Small Cap Index ETF	Focus Morningstar Financial Services Index ETF
Balance as of 03/28/11	$—	$—
Total gain or loss (realized/unrealized) included in earnings	(6,646)	(3,397)
Purchases, sales, issuances, and settlements (net)	—	—
Transfer into Level 3	6,646	3,397
Transfer out of Level 3	—	—
Balance as of 10/31/11	$—	$—
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 10/31/11	$(6,646)	$(3,397)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Funds may utilize futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

Taxes

Each of the Funds intends to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders at least annually. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof. As of October 31, 2011, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

The tax character of distributions paid for the tax year ended October 31, 2011, were as follows:

	Distributions paid from
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
Focus Morningstar US Market Index ETF	$56,126	$—	$56,126
Focus Morningstar Large Cap Index ETF	50,700	—	50,700
Focus Morningstar Mid Cap Index ETF	31,086	—	31,086
Focus Morningstar Small Cap Index ETF	25,831	—	25,831
Focus Morningstar Basic Materials Index ETF	39,929	—	39,929
Focus Morningstar Communication Services Index ETF	77,373	—	77,373
Focus Morningstar Consumer Cyclical Index ETF	26,132	—	26,132
Focus Morningstar Consumer Defensive Index ETF	63,349	—	63,349
Focus Morningstar Energy Index ETF	35,132	—	35,132
Focus Morningstar Financial Services Index ETF	31,018	—	31,018
Focus Morningstar Health Care Index ETF	48,033	—	48,033
Focus Morningstar Industrials Index ETF	40,812	—	40,812
Focus Morningstar Real Estate Index ETF	65,991	—	65,991
Focus Morningstar Technology Index ETF	20,187	—	20,187
Focus Morningstar Utilities Index ETF	101,381	—	101,381

At October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Short-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciated / (Depreciated)*
Focus Morningstar US Market Index ETF	$16,920	$—	$—	$7,564
Focus Morningstar Large Cap Index ETF	9,211	—	—	(181,595)
Focus Morningstar Mid Cap Index ETF	5,491	—	—	(344,207)
Focus Morningstar Small Cap Index ETF	9,173	—	—	(438,751)
Focus Morningstar Basic Materials Index ETF	9,317	—	—	(723,959)
Focus Morningstar Communication Services Index ETF	27,347	—	—	(415,924)
Focus Morningstar Consumer Cyclical Index ETF	3,190	—	—	37,248
Focus Morningstar Consumer Defensive Index ETF	16,282	—	—	250,382
Focus Morningstar Energy Index ETF	2,507	—	—	(500,018)
Focus Morningstar Financial Services Index ETF	7,402	—	—	(837,377)
Focus Morningstar Health Care Index ETF	5,931	—	—	95,689
Focus Morningstar Industrials Index ETF	4,485	—	—	(477,650)
Focus Morningstar Real Estate Index ETF	55,651	—	—	(16,216)
Focus Morningstar Technology Index ETF	782	3,702	—	(45,259)
Focus Morningstar Utilities Index ETF	10,289	—	—	470,684
*	The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discounts, passive foreign investment company losses and return of capital distributions.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2011 among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
Focus Morningstar US Market Index ETF	$—	$—	$—
Focus Morningstar Large Cap Index ETF	—	(1,253)	1,253
Focus Morningstar Mid Cap Index ETF	—	—	—
Focus Morningstar Small Cap Index ETF	—	—	—
Focus Morningstar Basic Materials Index ETF	—	—	—
Focus Morningstar Communication Services Index ETF	—	—	—
Focus Morningstar Consumer Cyclical Index ETF	—	—	—
Focus Morningstar Consumer Defensive Index ETF	—	(1,572)	1,572
Focus Morningstar Energy Index ETF	—	(3,407)	3,407
Focus Morningstar Financial Services Index ETF	(40)	40	—
Focus Morningstar Health Care Index ETF	—	(921)	921
Focus Morningstar Industrials Index ETF	—	—	—
Focus Morningstar Real Estate Index ETF	—	(1,584)	1,584
Focus Morningstar Technology Index ETF	—	—	—
Focus Morningstar Utilities Index ETF	—	(833)	833

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2011, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
Focus Morningstar US Market Index ETF	$(34,611)	$—	$(34,611)
Focus Morningstar Large Cap Index ETF	(9,823)	—	(9,823)
Focus Morningstar Mid Cap Index ETF	(7,783)	—	(7,783)
Focus Morningstar Small Cap Index ETF	(23,286)	—	(23,286)
Focus Morningstar Basic Materials Index ETF	(61,405)	—	(61,405)
Focus Morningstar Communication Services Index ETF	—	—	—
Focus Morningstar Consumer Cyclical Index ETF	(3,621)	—	(3,621)
Focus Morningstar Consumer Defensive Index ETF	(13,481)	—	(13,481)
Focus Morningstar Energy Index ETF	(29,683)	—	(29,683)
Focus Morningstar Financial Services Index ETF	(14,108)	—	(14,108)
Focus Morningstar Health Care Index ETF	(7,125)	—	(7,125)
Focus Morningstar Industrials Index ETF	(13,548)	—	(13,548)
Focus Morningstar Real Estate Index ETF	(11,778)	—	(11,778)
Focus Morningstar Technology Index ETF	—	—	—
Focus Morningstar Utilities Index ETF	(3,328)	—	(3,328)

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

3. Fees and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement between the Trust and Advisor with respect to each of the Funds (the “Investment Advisory Agreement”), FocusShares, LLC serves as the Advisor to the Funds and, subject to the supervision of the Board of Trustees, is responsible for the day-to-day investment management of the Funds.

The Advisor receives fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Management Fee
Focus Morningstar US Market Index ETF	0.05%
Focus Morningstar Large Cap Index ETF	0.05%
Focus Morningstar Mid Cap Index ETF	0.12%
Focus Morningstar Small Cap Index ETF	0.12%
Focus Morningstar Basic Materials Index ETF	0.19%
Focus Morningstar Communication Services Index ETF	0.19%
Focus Morningstar Consumer Cyclical Index ETF	0.19%
Focus Morningstar Consumer Defensive Index ETF	0.19%
Focus Morningstar Energy Index ETF	0.19%
Focus Morningstar Financial Services Index ETF	0.19%
Focus Morningstar Health Care Index ETF	0.19%
Focus Morningstar Industrials Index ETF	0.19%
Focus Morningstar Real Estate Index ETF	0.12%
Focus Morningstar Technology Index ETF	0.19%
Focus Morningstar Utilities Index ETF	0.19%

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future, at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” to not more than the below listed operating expense limit of the average daily net assets for each Fund during any fiscal year for the period beginning at such Fund’s inception and ending December 30, 2012.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

Fund	Expense Limitations
Focus Morningstar US Market Index ETF	0.0549%
Focus Morningstar Large Cap Index ETF	0.0549%
Focus Morningstar Mid Cap Index ETF	0.1249%
Focus Morningstar Small Cap Index ETF	0.1249%
Focus Morningstar Basic Materials Index ETF	0.1949%
Focus Morningstar Communication Services Index ETF	0.1949%
Focus Morningstar Consumer Cyclical Index ETF	0.1949%
Focus Morningstar Consumer Defensive Index ETF	0.1949%
Focus Morningstar Energy Index ETF	0.1949%
Focus Morningstar Financial Services Index ETF	0.1949%
Focus Morningstar Health Care Index ETF	0.1949%
Focus Morningstar Industrials Index ETF	0.1949%
Focus Morningstar Real Estate Index ETF	0.1249%
Focus Morningstar Technology Index ETF	0.1949%
Focus Morningstar Utilities Index ETF	0.1949%

These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised. Additionally, for the year ended October 31, 2011, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Focus Morningstar US Market Index ETF	$1,930	$1,592	December 30, 2012
Focus Morningstar Large Cap Index ETF	1,442	443	December 30, 2012
Focus Morningstar Mid Cap Index ETF	1,840	—	December 30, 2012
Focus Morningstar Small Cap Index ETF	1,792	—	December 30, 2012
Focus Morningstar Basic Materials Index ETF	1,762	—	December 30, 2012
Focus Morningstar Communication Services Index ETF	1,900	—	December 30, 2012
Focus Morningstar Consumer Cyclical Index ETF	1,938	—	December 30, 2012
Focus Morningstar Consumer Defensive Index ETF	2,081	—	December 30, 2012
Focus Morningstar Energy Index ETF	1,776	—	December 30, 2012
Focus Morningstar Financial Services Index ETF	1,660	—	December 30, 2012
Focus Morningstar Health Care Index ETF	1,999	—	December 30, 2012
Focus Morningstar Industrials Index ETF	1,770	—	December 30, 2012
Focus Morningstar Real Estate Index ETF	1,964	—	December 30, 2012
Focus Morningstar Technology Index ETF	1,894	—	December 30, 2012
Focus Morningstar Utilities Index ETF	2,121	—	December 30, 2012

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within three years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund’s expenses to

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

exceed any expense limitation in place at that time. As of October 31, 2011, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires October 31,			Total Amount Eligible for Recoupment
Fund	2014	2015	2016
Focus Morningstar US Market Index ETF	$3,522	$—	$—	$3,522
Focus Morningstar Large Cap Index ETF	1,885	—	—	1,885
Focus Morningstar Mid Cap Index ETF	1,840	—	—	1,840
Focus Morningstar Small Cap Index ETF	1,792	—	—	1,792
Focus Morningstar Basic Materials Index ETF	1,762	—	—	1,762
Focus Morningstar Communication Services Index ETF	1,900	—	—	1,900
Focus Morningstar Consumer Cyclical Index ETF	1,938	—	—	1,938
Focus Morningstar Consumer Defensive Index ETF	2,081	—	—	2,081
Focus Morningstar Energy Index ETF	1,776	—	—	1,776
Focus Morningstar Financial Services Index ETF	1,660	—	—	1,660
Focus Morningstar Health Care Index ETF	1,999	—	—	1,999
Focus Morningstar Industrials Index ETF	1,770	—	—	1,770
Focus Morningstar Real Estate Index ETF	1,964	—	—	1,964
Focus Morningstar Technology Index ETF	1,894	—	—	1,894
Focus Morningstar Utilities Index ETF	2,121	—	—	2,121

The Trust pays each Independent Trustee an annual retainer of $15,000, a per meeting fee of $500 for in-person meetings of the Board and a per meeting fee of $250 for telephonic meetings. The Trust pays the Chairman of the Board an additional annual retainer of $4,000 and each Trustee who acts as chairman of a committee an additional annual retainer of $1,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation. Each Fund’s portion of Trustees’ fees and expenses is disclosed in the Statement of Operations.

4. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets.

5. Issuance and Redemption of Fund Shares

The Trust issues and redeems Shares only in whole creation units (“Creation Units”) on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any business day, of an order in proper form only through an authorized participant.

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund of the Trust, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

A fixed creation transaction fee (“Transaction Fee”) of $500 per transaction payable to the custodian is imposed on each purchaser of Creation Units using the normal clearing process. The creation Transaction Fee is the same regardless of the number of Creation Units purchased by an authorized participant on the same day.

The basic redemption Transaction Fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these Transaction Fees from time to time based upon actual experience. An additional charge up to four times the redemption Transaction Fee may be charged with respect to redemptions outside of the normal clearing process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

6. Investment Transactions

For the period ended October 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
Focus Morningstar US Market Index ETF	$683,782	$573,271
Focus Morningstar Large Cap Index ETF	204,332	223,021
Focus Morningstar Mid Cap Index ETF	880,314	755,194
Focus Morningstar Small Cap Index ETF	1,093,349	997,544
Focus Morningstar Basic Materials Index ETF	911,315	901,770
Focus Morningstar Communication Services Index ETF	1,108,830	1,132,931
Focus Morningstar Consumer Cyclical Index ETF	297,733	225,701
Focus Morningstar Consumer Defensive Index ETF	195,457	185,336
Focus Morningstar Energy Index ETF	599,217	644,849
Focus Morningstar Financial Services Index ETF	215,583	204,184
Focus Morningstar Health Care Index ETF	302,465	340,974
Focus Morningstar Industrials Index ETF	307,698	321,790
Focus Morningstar Real Estate Index ETF	1,088,039	1,091,852
Focus Morningstar Technology Index ETF	277,231	249,083
Focus Morningstar Utilities Index ETF	234,027	228,161

7. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

For the period ended October 31, 2011, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
Focus Morningstar Large Cap Index ETF	$13,577	$1,283
Focus Morningstar Consumer Defensive Index ETF	21,960	1,591
Focus Morningstar Energy Index ETF	21,135	3,426
Focus Morningstar Health Care Index ETF	9,700	921
Focus Morningstar Real Estate Index ETF	18,909	1,632
Focus Morningstar Utilities Index ETF	7,389	833

During the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended October 31, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Focus Morningstar US Market Index ETF	$9,554,907
Focus Morningstar Large Cap Index ETF	5,039,452
Focus Morningstar Mid Cap Index ETF	4,878,796
Focus Morningstar Small Cap Index ETF	4,912,241
Focus Morningstar Basic Materials Index ETF	4,999,753
Focus Morningstar Communication Services Index ETF	5,050,806
Focus Morningstar Consumer Cyclical Index ETF	4,929,563
Focus Morningstar Consumer Defensive Index ETF	5,027,841
Focus Morningstar Energy Index ETF	5,069,354
Focus Morningstar Financial Services Index ETF	4,995,037
Focus Morningstar Health Care Index ETF	5,054,441
Focus Morningstar Industrials Index ETF	5,017,897
Focus Morningstar Real Estate Index ETF	5,075,417
Focus Morningstar Technology Index ETF	4,972,539
Focus Morningstar Utilities Index ETF	5,011,717

8. Risk

•	Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

FocusShares Trust
Notes to Financial Statements (continued)
October 31, 2011

•	Index Tracking Risk

Imperfect correlation between the Fund’s portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

•	Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•	Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

9. Guarantees and Indemnifications

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Advisor is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

FocusShares Trust
Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
FocusShares Trust:

We have audited the accompanying statements of assets and liabilities of FocusShares Trust (the “Trust”), including the summary schedules of portfolio investments of Focus Morningstar U.S. Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF, Focus Morningstar Small Cap Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Financial Services Index ETF, Focus Morningstar Industrials Index ETF and Focus Morningstar Technology Index ETF, eight of funds constituting the Trust as of October 31, 2011, and the schedules of portfolio investments of Focus Morningstar Basic Materials Index ETF, Focus Morningstar Communications Services Index ETF, Focus Morningstar Consumer Defensive Index ETF, Focus Morningstar Energy Index ETF, Focus Morningstar Health Care Index ETF, Focus Morningstar Real Estate Index ETF, and Focus Morningstar Utilities Index ETF, seven of the funds constituting the Trust as of October 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 28, 2011 (commencement of operations) through October 31, 2011. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting FocusShares Trust as of October 31, 2011, and the results of their operations, changes in their net assets, and financial highlights for the period from March 28, 2011 (commencement of operations) through October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 23, 2011

FocusShares Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and trustee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, October 31, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, October 31, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar US Market Index ETF
Actual	$1,000.00	$921.90	$0.19	0.04%
Hypothetical	$1,000.00	$1,025.00	$0.20	0.04%
Focus Morningstar Large Cap Index ETF
Actual	$1,000.00	$935.00	$0.20	0.04%
Hypothetical	$1,000.00	$1,025.00	$0.20	0.04%
Focus Morningstar Mid Cap Index ETF
Actual	$1,000.00	$893.60	$0.53	0.11%
Hypothetical	$1,000.00	$1,024.65	$0.56	0.11%
Focus Morningstar Small Cap Index ETF
Actual	$1,000.00	$870.80	$0.52	0.11%
Hypothetical	$1,000.00	$1,024.65	$0.56	0.11%
Focus Morningstar Basic Materials Index ETF
Actual	$1,000.00	$817.60	$0.82	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%

FocusShares Trust

Expense Examples (Unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Focus Morningstar Communication Services Index ETF
Actual	$1,000.00	$889.60	$0.86	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Consumer Cyclical Index ETF
Actual	$1,000.00	$956.10	$0.89	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Consumer Defensive Index ETF
Actual	$1,000.00	$1,004.90	$0.91	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Energy Index ETF
Actual	$1,000.00	$876.60	$0.85	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Financial Services Index ETF
Actual	$1,000.00	$832.00	$0.83	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Health Care Index ETF
Actual	$1,000.00	$953.10	$0.89	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Industrials Index ETF
Actual	$1,000.00	$874.30	$0.85	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Real Estate Index ETF
Actual	$1,000.00	$942.50	$0.54	0.11%
Hypothetical	$1,000.00	$1,024.65	$0.56	0.11%
Focus Morningstar Technology Index ETF
Actual	$1,000.00	$961.70	$0.89	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
Focus Morningstar Utilities Index ETF
Actual	$1,000.00	$1,055.30	$0.93	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%
*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 the number of days in the most recent fiscal half year, divided by 365, to reflect the one half year period.

FocusShares Trust

Misc. information (Unaudited)

Proxy Voting Information

A description of FocusShares Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how FocusShares Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge, upon request by contacting the Funds directly at 1-855-933-6287 or emailing info@focusshares.com or on the IDEA Database on the Securities and Exchange Commission (“SEC”) Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

FocusShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. FocusShares Trust’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the FocusShares website at www.FocusShares.com.

FocusShares Trust

Trustees and Officers of FocusShares Trust (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Independent Trustees
Karl-Otto Hartmann 210 Summit Avenue, Suite C-11 Montvale, NJ 07645 Birth Date: 1955	Trustee and Audit Committee Chairman	Since March 2008	Attorney at Law, Fund Directors’ Counsel (since 2009); Consultant, IntelliMagic LLC (strategic, business and compliance consulting for investment companies, investment advisors and start-up companies, since 2005); Chief Operations Officer (and Vice President of Operations), East Hill Holding Company, LLC and affiliates (investment management, hedge fund and venture capital, 2007 to 2008); Senior Vice President, General Counsel, and Director, JPMorgan Investor Services Co. (1991 to 2005); Independent Director and Audit Committee Financial Expert, The Thirty-Eight Hundred Fund, LLC (closed-end fund, since 2008)	15	The Thirty-Eight Hundred Fund, LLC (1 portfolio)
Christopher C. Fox 210 Summit Avenue, Suite C-11 Montvale, NJ 07645 Birth Date: 1968	Trustee	Since December 2010	Managing Director, Summit Strategies Group (since 1995)	15	None
Joan D. Malloy 210 Summit Avenue, Suite C-11 Montvale, NJ 07645 Birth Date: 1964	Trustee	Since December 2010	Managing Partner, Greenway Family Officer (since 2010); President, The St. Louis Trust Company (2002 to 2009)	15	None
Interested Trustee
Patricia A. Milon* 210 Summit Avenue, Suite C-11 Montvale, NJ 07645 Birth Date: 1963	Trustee	Since December 2010	Chief Counsel, Scottrade Bank (since 2009); Independent Consultant (2008 to 2009); Chief Legal Officer and Senior Vice President, Regulatory Affairs, America’s Community Bankers (ACB) (2006-2007); Vice President and Deputy General Counsel, Fannie Mae (1998 to 2006)	15	None
*	Ms. Milon may be deemed to be an “interested person” as defined by the 1940 Act, because her employment with, and ownership interest in, the Advisor.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Fund directly at (855) 933-6287.

FocusShares Trust

Trustees and Officers of FocusShares Trust (Unaudited) (continued)

Name, Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Erik Liik 210 Summit Avenue, Suite C-11 Montvale, NJ 07645 Birth Date: 1958	President Secretary	Since September 2007 September 2007 to June 2010	President and Chief Executive Officer, FocusShares, LLC (since 2007); Managing Director, American Stock Exchange (2001 to 2006)
Brent Arvidson Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 1969	Chief Financial Officer and Treasurer	Since December 2010	Director, Foreside Management Services, LLC (since 2010); Head of Fund Reporting, Assistant Treasurer, Fund Administration, Grantham, Mayo Van Otterloo & Co. LLC (1997 to 2009).
Charles J. Daly 70 Fargo Street, Boston, MA 02110 Birth Date: 1971	Secretary	Since December 2010	Vice President and Assistant General Counsel, Fund Regulatory Services Department, J.P. Morgan Investor Services Co. (since 2010); General Counsel and Chief Compliance Officer, Ironwood Investment Management LLC (2006 to 2010); Senior Counsel, Citi Fund Services
(2003 to 2006)
Donna Rogers Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 1966	Chief Compliance Officer	Since 2010	Managing Director, Foreside Compliance Services LLC (since 2011); Senior Vice President, State Street Bank & Trust Company (2007 to 2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street)
(2002 to 2007)
Drew Dennison 210 Summit Avenue Suite C-11 Montvale, N.J. 07645 Birth Date: 1976	Assistant Treasurer	Since February 2011	Managing Director of Accounting and Finance and Chief Accounting Officer of Scottrade, Inc. (since 2008); Vice President and Accounting Director of Wachovia Securities (2007 to 2008); Vice President, Assistant Treasurer, Controller and Manager of General Accounting and Financial Reports of A.G. Edwards (2006 to 2007); Associate Vice President and Manager of Regulatory Reports and Business Analysis (2005 to 2006)
Andrew C. Small 210 Summit Avenue Suite C-11 Montvale, NJ 07645 Birth Date: 1963	Chief Legal Officer	Since February 2011	Executive Director and General Counsel of Scottrade, Inc. (since 2003)

Distributor:

Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, October 31, 2011, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Karl-Otto Hartmann is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Karl-Otto Hartmann is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FocusShares Trust by Deloitte & Touche, LLP (“Deloitte”) for the year ended October 31, 2011 was:

2011
Audit Fees (a)	$ 165,000
Audit Related Fees (b)	–
Tax Fees (c)	15,000
All Other Fees (d)	–
Total:	180,000

(b)
Audit Fees: These fees relate to professional services rendered by Deloitte for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by Deloitte related to audit services in connection with October 31, 2011 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by Deloitte for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)
Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)
If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: [ N/A].

(g)
Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended October 31, 2011: $49,454; October 31, 2010: $118,800.

(h)
The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)
The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Karl-Otto Hartmann, Christopher C. Fox, and Joan D. Malloy, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)     Schedule I – Investments in Securities of Unaffiliated Issuers.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.5%
61	Aaron's, Inc.	$1,632
68	Abercrombie & Fitch Co., Class A	5,059
53	Advance Auto Parts, Inc.	3,449
255	Amazon.com, Inc.*	54,445
154	American Eagle Outfitters, Inc.	2,022
92	Apollo Group, Inc., Class A*	4,356
94	Ascena Retail Group, Inc.*	2,717
40	AutoNation, Inc.*	1,558
17	AutoZone, Inc.*	5,501
187	Bed Bath & Beyond, Inc.*	11,564
231	Best Buy Co., Inc.	6,059
58	Big Lots, Inc.*	2,186
94	BorgWarner, Inc.*	7,190
93	Brinker International, Inc.	2,130
189	Cablevision Systems Corp., Class A	2,735
183	CarMax, Inc.*	5,501
304	Carnival Corp.	10,704
455	CBS Corp., Class B	11,744
27	Charter Communications, Inc., Class A*	1,240
194	Chico's FAS, Inc.	2,398
23	Chipotle Mexican Grill, Inc.*	7,731
87	Cinemark Holdings, Inc.	1,798
219	Coach, Inc.	14,250
1,517	Comcast Corp., Class A	35,574
475	Comcast Corp., Special, Class A	10,925
74	Crocs, Inc.*	1,308
243	D.R. Horton, Inc.	2,705
110	Darden Restaurants, Inc.	5,267
34	Deckers Outdoor Corp.*	3,918
48	DeVry, Inc.	1,809
99	Dick's Sporting Goods, Inc.*	3,870
41	Dillard's, Inc., Class A	2,113
565	DIRECTV, Class A*	25,685
101	Discovery Communications, Inc., Class A*	4,389
88	Discovery Communications, Inc., Class C*	3,482
162	DISH Network Corp., Class A*	3,916
68	Dollar General Corp.*	2,697
90	Dollar Tree, Inc.*	7,196
144	Expedia, Inc.	3,781
80	Family Dollar Stores, Inc.	4,690
149	Foot Locker, Inc.	3,257
2,717	Ford Motor Co.*	31,735
49	Fossil, Inc.*	5,079
100	GameStop Corp., Class A*	2,557
182	Gannett Co., Inc.	2,128
213	Gap, Inc./The	4,026
74	Garmin Ltd.	2,545
419	General Motors Co.*	10,831
121	Gentex Corp.	3,645
125	Genuine Parts Co.	7,179
195	Goodyear Tire & Rubber Co./The*	2,800
60	Guess?, Inc.	1,979
226	H&R Block, Inc.	3,456
80	Hanesbrands, Inc.*	2,110
175	Harley-Davidson, Inc.	6,807
67	Harman International Industries, Inc.	2,892
92	Hasbro, Inc.	3,501
1,169	Home Depot, Inc.	41,850
257	International Game Technology	4,521
398	Interpublic Group of Cos., Inc./The	3,773
23	ITT Educational Services, Inc.*	1,425
120	J.C. Penney Co., Inc.	3,850
114	Jarden Corp.	3,651
64	John Wiley & Sons, Inc., Class A	3,044
562	Johnson Controls, Inc.	18,507
212	Kohl's Corp.	11,238
291	Las Vegas Sands Corp.*	13,662
81	Lear Corp.	3,800
107	Leggett & Platt, Inc.	2,343
153	Lennar Corp., Class A	2,531
96	Liberty Global, Inc.*	3,683
107	Liberty Global, Inc., Class A*	4,299
444	Liberty Interactive Corp., Class A*	7,295
61	Liberty Media Corp. - Liberty Capital*	4,686
37	Liberty Media Corp. - Liberty Starz*	2,527
121	LKQ Corp.*	3,531
968	Lowe's Cos., Inc.	20,347
202	Ltd. Brands, Inc.	8,627
334	Macy's, Inc.	10,197
267	Marriott International, Inc., Class A	8,410
259	Mattel, Inc.	7,314
727	McDonald's Corp.	67,502
222	McGraw-Hill Cos., Inc./The	9,435
256	MGM Resorts International*	2,949
51	Mohawk Industries, Inc.*	2,685
39	Netflix, Inc.*	3,201
312	Newell Rubbermaid, Inc.	4,618
1,312	News Corp., Class A	22,986
303	News Corp., Class B	5,409
277	NIKE, Inc., Class B	26,689
140	Nordstrom, Inc.	7,097
4	NVR, Inc.*	2,571
228	Omnicom Group, Inc.	10,141
101	O'Reilly Automotive, Inc.*	7,681
25	Panera Bread Co., Class A*	3,342
58	Penn National Gaming, Inc.*	2,088
100	PetSmart, Inc.	4,695
48	Polaris Industries, Inc.	3,040
36	priceline.com, Inc.*	18,278
54	PVH Corp.	4,018
46	Ralph Lauren Corp.	7,304
64	Rent-A-Center, Inc.	2,186
91	Ross Stores, Inc.	7,983
114	Royal Caribbean Cruises Ltd.	3,388
95	Sally Beauty Holdings, Inc.*	1,823
67	Scripps Networks Interactive, Inc., Class A	2,846
42	Sears Holdings Corp.*	3,284
199	Service Corp. International	1,990
3,011	Sirius XM Radio, Inc.*	5,390
42	Six Flags Entertainment Corp.	1,508
61	Sotheby's	2,148
537	Staples, Inc.	8,033
543	Starbucks Corp.	22,991
158	Starwood Hotels & Resorts Worldwide, Inc.	7,917
456	Target Corp.	24,966
54	Tempur-Pedic International, Inc.*	3,675
60	Tenneco, Inc.*	1,963
98	Tiffany & Co.	7,814
240	Time Warner Cable, Inc.	15,286
761	Time Warner, Inc.	26,627
291	TJX Cos., Inc.	17,149
141	Toll Brothers, Inc.*	2,459
66	Tractor Supply Co.	4,682
91	TRW Automotive Holdings Corp.*	3,831
50	Tupperware Brands Corp.	2,827
40	Ulta Salon Cosmetics & Fragrance, Inc.*	2,692
36	Under Armour, Inc., Class A*	3,039
100	Urban Outfitters, Inc.*	2,725
72	VF Corp.	9,952
387	Viacom, Inc., Class B	16,970
1,255	Walt Disney Co./The	43,774

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
36	Warnaco Group, Inc./The*	$1,768
24	Weight Watchers International, Inc.	1,791
73	Whirlpool Corp.	3,709
83	Williams-Sonoma, Inc.	3,116
60	Wolverine World Wide, Inc.	2,276
142	Wyndham Worldwide Corp.	4,781
68	Wynn Resorts Ltd.	9,030
332	Yum! Brands, Inc.	17,785
		1,104,835
	Consumer Staples - 9.9%
1,487	Altria Group, Inc.	40,967
467	Archer-Daniels-Midland Co.	13,515
338	Avon Products, Inc.	6,179
115	Beam, Inc.	5,684
71	Brown-Forman Corp., Class B	5,306
112	Bunge Ltd.	6,918
149	Campbell Soup Co.	4,954
35	Casey's General Stores, Inc.	1,734
105	Church & Dwight Co., Inc.	4,639
95	Clorox Co./The	6,359
1,535	Coca-Cola Co./The	104,871
232	Coca-Cola Enterprises, Inc.	6,222
348	Colgate-Palmolive Co.	31,449
371	ConAgra Foods, Inc.	9,397
130	Constellation Brands, Inc., Class A*	2,629
73	Corn Products International, Inc.	3,540
317	Costco Wholesale Corp.	26,390
992	CVS Caremark Corp.	36,010
126	Darling International, Inc.*	1,767
20	Diamond Foods, Inc.	1,315
161	Dr. Pepper Snapple Group, Inc.	6,029
55	Energizer Holdings, Inc.*	4,058
91	Estee Lauder Cos., Inc./The, Class A	8,959
125	Flowers Foods, Inc.	2,524
420	General Mills, Inc.	16,183
88	Green Mountain Coffee Roasters, Inc.*	5,722
218	H.J. Heinz Co.	11,650
52	Hansen Natural Corp.*	4,633
90	Herbalife Ltd.	5,612
114	Hershey Co./The	6,524
105	Hormel Foods Corp.	3,094
83	J.M. Smucker Co./The	6,393
167	Kellogg Co.	9,053
274	Kimberly-Clark Corp.	19,101
1,180	Kraft Foods, Inc., Class A	41,512
402	Kroger Co./The	9,318
103	Lorillard, Inc.	11,398
93	McCormick & Co., Inc.	4,516
147	Mead Johnson Nutrition Co.	10,562
123	Molson Coors Brewing Co., Class B	5,208
57	Nu Skin Enterprises, Inc., Class A	2,880
1,162	PepsiCo, Inc.	73,148
1,257	Philip Morris International, Inc.	87,827
1,973	Procter & Gamble Co./The	126,252
33	Ralcorp Holdings, Inc.*	2,668
241	Reynolds American, Inc.	9,322
39	Ruddick Corp.	1,705
294	Safeway, Inc.	5,695
412	Sara Lee Corp.	7,334
132	Smithfield Foods, Inc.*	3,018
468	Sysco Corp.	12,973
28	TreeHouse Foods, Inc.*	1,718
239	Tyson Foods, Inc., Class A	4,613
65	United Natural Foods, Inc.*	2,373
661	Walgreen Co.	21,945
1,270	Wal-Mart Stores, Inc.	72,034
120	Whole Foods Market, Inc.	8,654
		956,053
	Energy - 11.7%
186	Alpha Natural Resources, Inc.*	4,471
362	Anadarko Petroleum Corp.	28,417
283	Apache Corp.	28,195
175	Arch Coal, Inc.	3,188
48	Atwood Oceanics, Inc.*	2,052
315	Baker Hughes, Inc.	18,267
51	Berry Petroleum Co., Class A	1,762
29	Bill Barrett Corp.*	1,206
88	Brigham Exploration Co.*	3,205
73	Cabot Oil & Gas Corp.	5,674
183	Cameron International Corp.*	8,993
14	CARBO Ceramics, Inc.	1,902
474	Chesapeake Energy Corp.	13,329
1,460	Chevron Corp.	153,373
71	Cimarex Energy Co.	4,544
70	Complete Production Services, Inc.*	2,296
80	Concho Resources, Inc.*	7,578
935	ConocoPhillips	65,123
165	Consol Energy, Inc.	7,055
46	Continental Resources, Inc.*	2,790
76	CVR Energy, Inc.*	1,882
303	Denbury Resources, Inc.*	4,757
288	Devon Energy Corp.	18,706
53	Diamond Offshore Drilling, Inc.	3,474
75	Dresser-Rand Group, Inc.*	3,630
35	Dril-Quip, Inc.*	2,278
541	El Paso Corp.	13,530
68	Energen Corp.	3,336
193	EOG Resources, Inc.	17,260
106	EQT Corp.	6,731
100	EXCO Resources, Inc.	1,261
3,525	Exxon Mobil Corp.	275,267
186	FMC Technologies, Inc.*	8,336
71	Forest Oil Corp.*	828
673	Halliburton Co.	25,143
85	Helix Energy Solutions Group, Inc.*	1,535
82	Helmerich & Payne, Inc.	4,361
229	Hess Corp.	14,326
152	HollyFrontier Corp.	4,665
135	Key Energy Services, Inc.*	1,746
30	Lufkin Industries, Inc.	1,773
513	Marathon Oil Corp.	13,353
255	Marathon Petroleum Corp.	9,154
237	McDermott International, Inc.*	2,602
149	Murphy Oil Corp.	8,250
216	Nabors Industries Ltd.*	3,959
311	National Oilwell Varco, Inc.	22,184
108	Newfield Exploration Co.*	4,348
134	Noble Energy, Inc.	11,972
54	Oasis Petroleum, Inc.*	1,584
587	Occidental Petroleum Corp.	54,556
87	Oceaneering International, Inc.	3,639
64	Oil States International, Inc.*	4,455
122	Patterson-UTI Energy, Inc.	2,479
208	Peabody Energy Corp.	9,021
92	Pioneer Natural Resources Co.	7,719
123	Plains Exploration & Production Co.*	3,874
131	QEP Resources, Inc.	4,657
112	Range Resources Corp.	7,710
46	Rosetta Resources, Inc.*	2,040
93	Rowan Cos., Inc.*	3,208

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
309	SandRidge Energy, Inc.*	$2,367
976	Schlumberger Ltd.	71,707
20	SEACOR Holdings, Inc.	1,703
52	SM Energy Co.	4,311
88	Southern Union Co.	3,699
244	Southwestern Energy Co.*	10,258
466	Spectra Energy Corp.	13,342
92	Sunoco, Inc.	3,425
66	Superior Energy Services, Inc.*	1,856
111	Tesoro Corp.*	2,879
46	Tidewater, Inc.	2,265
233	Transocean Ltd.	13,316
107	Ultra Petroleum Corp.*	3,409
58	Unit Corp.*	2,845
429	Valero Energy Corp.	10,553
86	Whiting Petroleum Corp.*	4,003
406	Williams Cos., Inc./The	12,225
75	World Fuel Services Corp.	2,989
		1,126,161
	Financials - 14.4%
244	ACE Ltd.	17,605
51	Affiliated Managers Group, Inc.*	4,723
365	Aflac, Inc.	16,458
47	Alexandria Real Estate Equities, Inc. (REIT)	3,106
9	Alleghany Corp.*	2,856
355	Allstate Corp./The	9,351
41	American Campus Communities, Inc. (REIT)	1,596
118	American Capital Agency Corp. (REIT)	3,246
776	American Express Co.	39,281
139	American Financial Group, Inc./OH	4,980
316	American International Group, Inc.*	7,802
188	Ameriprise Financial, Inc.	8,776
667	Annaly Capital Management, Inc. (REIT)	11,239
239	Aon Corp.	11,142
93	Apartment Investment & Management Co., Class A (REIT)	2,294
80	Arch Capital Group Ltd.*	2,878
93	Arthur J. Gallagher & Co.	2,874
47	Aspen Insurance Holdings Ltd.	1,245
189	Associated Banc-Corp.	2,107
76	Assurant, Inc.	2,929
140	Assured Guaranty Ltd.	1,784
61	AvalonBay Communities, Inc. (REIT)	8,155
101	Axis Capital Holdings Ltd.	3,166
7,357	Bank of America Corp.	50,248
50	Bank of Hawaii Corp.	2,112
929	Bank of New York Mellon Corp./The	19,769
498	BB&T Corp.	11,623
709	Berkshire Hathaway, Inc., Class B*	55,203
81	BioMed Realty Trust, Inc. (REIT)	1,467
76	BlackRock, Inc.	11,992
104	Boston Properties, Inc. (REIT)	10,295
45	BRE Properties, Inc. (REIT)	2,255
118	Brown & Brown, Inc.	2,605
41	Camden Property Trust (REIT)	2,486
339	Capital One Financial Corp.	15,479
247	CapitalSource, Inc.	1,571
135	Capitol Federal Financial, Inc.	1,497
33	Cash America International, Inc.	1,807
151	CBL & Associates Properties, Inc. (REIT)	2,322
60	CBOE Holdings, Inc.	1,568
224	CBRE Group, Inc.*	3,983
854	Charles Schwab Corp./The	10,487
979	Chimera Investment Corp. (REIT)	2,947
202	Chubb Corp./The	13,544
155	Cincinnati Financial Corp.	4,486
147	CIT Group, Inc.*	5,123
2,125	Citigroup, Inc.	67,129
69	City National Corp./CA	2,927
49	CME Group, Inc.	13,502
64	Colonial Properties Trust (REIT)	1,298
167	Comerica, Inc.	4,267
93	Commerce Bancshares, Inc./MO	3,608
64	Corporate Office Properties Trust (REIT)	1,552
57	Cullen/Frost Bankers, Inc.	2,795
163	DDR Corp. (REIT)	2,088
59	Digital Realty Trust, Inc. (REIT)	3,677
412	Discover Financial Services	9,707
208	Duke Realty Corp. (REIT)	2,554
210	E*Trade Financial Corp.*	2,279
141	East West Bancorp, Inc.	2,745
121	Eaton Vance Corp.	3,181
50	Entertainment Properties Trust (REIT)	2,240
30	Equity Lifestyle Properties, Inc. (REIT)	1,984
204	Equity Residential (REIT)	11,971
36	Erie Indemnity Co., Class A	2,842
20	Essex Property Trust, Inc. (REIT)	2,855
34	Everest Re Group Ltd.	3,057
66	Extra Space Storage, Inc. (REIT)	1,487
41	Federal Realty Investment Trust (REIT)	3,639
153	Federated Investors, Inc., Class B	2,990
152	Fidelity National Financial, Inc., Class A	2,347
678	Fifth Third Bancorp	8,143
358	First Horizon National Corp.	2,502
225	First Niagara Financial Group, Inc.	2,068
138	Forest City Enterprises, Inc., Class A*	1,888
115	Franklin Resources, Inc.	12,262
214	Fulton Financial Corp.	2,020
287	General Growth Properties, Inc. (REIT)	4,219
401	Genworth Financial, Inc., Class A*	2,558
311	Goldman Sachs Group, Inc./The	34,070
79	Hancock Holding Co.	2,394
372	Hartford Financial Services Group, Inc.	7,161
47	Hatteras Financial Corp. (REIT)	1,208
134	HCC Insurance Holdings, Inc.	3,566
297	HCP, Inc. (REIT)	11,835
119	Health Care REIT, Inc. (REIT)	6,270
60	Highwoods Properties, Inc. (REIT)	1,859
17	Home Properties, Inc. (REIT)	1,001
122	Hospitality Properties Trust (REIT)	2,932
591	Host Hotels & Resorts, Inc. (REIT)	8,434
426	Hudson City Bancorp, Inc.	2,662
683	Huntington Bancshares, Inc./OH	3,538
57	IntercontinentalExchange, Inc.*	7,403
380	Invesco Ltd.	7,627
81	Invesco Mortgage Capital, Inc. (REIT)	1,278
146	Jefferies Group, Inc.	1,936
39	Jones Lang LaSalle, Inc.	2,520
2,835	JPMorgan Chase & Co.	98,545
754	KeyCorp	5,323
48	Kilroy Realty Corp. (REIT)	1,761
318	Kimco Realty Corp. (REIT)	5,555
147	Legg Mason, Inc.	4,042
164	Leucadia National Corp.	4,400
80	Liberty Property Trust (REIT)	2,560
263	Lincoln National Corp.	5,010
278	Loews Corp.	11,037
98	M&T Bank Corp.	7,459
104	Macerich Co./The (REIT)	5,175
75	Mack-Cali Realty Corp. (REIT)	2,104
7	Markel Corp.*	2,706

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
384	Marsh & McLennan Cos., Inc.	$11,758
623	MetLife, Inc.	21,905
184	MFA Financial, Inc. (REIT)	1,242
30	Mid-America Apartment Communities, Inc. (REIT)	1,872
144	Moody's Corp.	5,111
1,306	Morgan Stanley	23,038
106	MSCI, Inc., Class A*	3,539
111	NASDAQ OMX Group, Inc./The*	2,781
75	National Retail Properties, Inc. (REIT)	2,044
346	New York Community Bancorp, Inc.	4,605
176	Northern Trust Corp.	7,123
204	NYSE Euronext	5,420
211	Old Republic International Corp.	1,865
105	Omega Healthcare Investors, Inc. (REIT)	1,865
63	PartnerRe Ltd.	3,920
315	People's United Financial, Inc.	4,016
116	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,970
136	Plum Creek Timber Co., Inc. (REIT)	5,122
387	PNC Financial Services Group, Inc.	20,786
37	Post Properties, Inc. (REIT)	1,520
249	Principal Financial Group, Inc.	6,419
27	ProAssurance Corp.	2,067
464	Progressive Corp./The	8,821
375	ProLogis, Inc. (REIT)	11,160
69	Prosperity Bancshares, Inc.	2,656
372	Prudential Financial, Inc.	20,162
101	Public Storage (REIT)	13,034
110	Raymond James Financial, Inc.	3,341
104	Rayonier, Inc. (REIT)	4,340
76	Realty Income Corp. (REIT)	2,539
84	Regency Centers Corp. (REIT)	3,441
994	Regions Financial Corp.	3,906
78	Reinsurance Group of America, Inc.	4,074
39	RenaissanceRe Holdings Ltd.	2,657
170	SEI Investments Co.	2,752
95	Senior Housing Properties Trust (REIT)	2,132
39	Signature Bank/NY*	2,174
211	Simon Property Group, Inc. (REIT)	27,101
70	SL Green Realty Corp. (REIT)	4,829
406	SLM Corp.	5,550
81	Starwood Property Trust, Inc. (REIT)	1,522
394	State Street Corp.	15,914
409	SunTrust Banks, Inc.	8,070
53	SVB Financial Group*	2,435
195	T. Rowe Price Group, Inc.	10,304
54	Tanger Factory Outlet Centers (REIT)	1,521
51	Taubman Centers, Inc. (REIT)	3,123
197	TD Ameritrade Holding Corp.	3,306
100	Torchmark Corp.	4,093
66	Transatlantic Holdings, Inc.	3,435
301	Travelers Cos., Inc./The	17,563
1,405	U.S. Bancorp	35,954
159	UDR, Inc. (REIT)	3,964
254	Unum Group	6,055
203	Valley National Bancorp	2,436
189	Ventas, Inc. (REIT)	10,510
130	Vornado Realty Trust (REIT)	10,765
72	W.R. Berkley Corp.	2,506
88	Waddell & Reed Financial, Inc., Class A	2,440
49	Washington Real Estate Investment Trust (REIT)	1,419
117	Weingarten Realty Investors (REIT)	2,716
3,629	Wells Fargo & Co.	94,027
404	Weyerhaeuser Co. (REIT)	7,264
5	White Mountains Insurance Group Ltd.	2,100
239	XL Group plc	5,196
179	Zions Bancorp.	3,107
		1,388,616
	Health Care - 11.3%
1,121	Abbott Laboratories	60,388
268	Aetna, Inc.	10,656
258	Agilent Technologies, Inc.*	9,564
107	Alere, Inc.*	2,788
139	Alexion Pharmaceuticals, Inc.*	9,384
222	Allergan, Inc.	18,675
156	Allscripts Healthcare Solutions, Inc.*	2,987
45	AMERIGROUP Corp.*	2,503
204	AmerisourceBergen Corp.	8,323
670	Amgen, Inc.	38,371
24	athenahealth, Inc.*	1,270
420	Baxter International, Inc.	23,092
154	Becton Dickinson and Co.	12,047
178	Biogen Idec, Inc.*	20,712
88	BioMarin Pharmaceutical, Inc.*	3,002
23	Bio-Rad Laboratories, Inc., Class A*	2,290
1,140	Boston Scientific Corp.*	6,715
1,248	Bristol-Myers Squibb Co.	39,424
79	C.R. Bard, Inc.	6,790
260	Cardinal Health, Inc.	11,510
154	CareFusion Corp.*	3,942
35	Catalyst Health Solutions, Inc.*	1,924
333	Celgene Corp.*	21,588
44	Cepheid, Inc.*	1,579
109	Cerner Corp.*	6,914
207	CIGNA Corp.	9,178
80	Community Health Systems, Inc.*	1,398
36	Cooper Cos., Inc./The	2,495
51	Covance, Inc.*	2,587
121	Coventry Health Care, Inc.*	3,849
354	Covidien plc	16,652
48	Cubist Pharmaceuticals, Inc.*	1,815
78	DaVita, Inc.*	5,460
139	DENTSPLY International, Inc.	5,137
86	Edwards Lifesciences Corp.*	6,486
701	Eli Lilly & Co.	26,049
103	Endo Pharmaceuticals Holdings, Inc.*	3,328
326	Express Scripts, Inc.*	14,908
184	Forest Laboratories, Inc.*	5,759
34	Gen-Probe, Inc.*	2,043
549	Gilead Sciences, Inc.*	22,871
255	Health Management Associates, Inc., Class A*	2,234
79	Health Net, Inc.*	2,195
81	HealthSouth Corp.*	1,431
58	Healthspring, Inc.*	3,129
91	Henry Schein, Inc.*	6,308
49	Hill-Rom Holdings, Inc.	1,650
90	HMS Holdings Corp.*	2,200
222	Hologic, Inc.*	3,579
130	Hospira, Inc.*	4,089
162	Human Genome Sciences, Inc.*	1,662
125	Humana, Inc.	10,611
50	IDEXX Laboratories, Inc.*	3,600
101	Illumina, Inc.*	3,093
28	Intuitive Surgical, Inc.*	12,148
1,979	Johnson & Johnson	127,428
52	Kinetic Concepts, Inc.*	3,556
73	Laboratory Corp of America Holdings*	6,121
139	Life Technologies Corp.*	5,653
46	LifePoint Hospitals, Inc.*	1,778
109	Lincare Holdings, Inc.	2,567
177	McKesson Corp.	14,434

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
272	Medco Health Solutions, Inc.*	$14,922
52	Medicis Pharmaceutical Corp., Class A	1,991
44	Mednax, Inc.*	2,895
771	Medtronic, Inc.	26,785
2,220	Merck & Co., Inc.	76,590
22	Mettler-Toledo International, Inc.*	3,379
330	Mylan, Inc.*	6,458
70	Myriad Genetics, Inc.*	1,490
90	Omnicare, Inc.	2,684
44	Onyx Pharmaceuticals, Inc.*	1,801
97	Owens & Minor, Inc.	2,902
92	Patterson Cos., Inc.	2,895
101	PerkinElmer, Inc.	2,088
62	Perrigo Co.	5,597
5,606	Pfizer, Inc.	107,972
72	Pharmaceutical Product Development, Inc.	2,375
34	Quality Systems, Inc.	1,323
116	Quest Diagnostics, Inc.	6,473
141	ResMed, Inc.*	3,990
57	Sirona Dental Systems, Inc.*	2,730
236	St. Jude Medical, Inc.	9,204
225	Stryker Corp.	10,780
33	Techne Corp.	2,270
43	Teleflex, Inc.	2,574
357	Tenet Healthcare Corp.*	1,689
279	Thermo Fisher Scientific, Inc.*	14,025
50	Thoratec Corp.*	1,826
39	United Therapeutics Corp.*	1,706
779	UnitedHealth Group, Inc.	37,384
73	Universal Health Services, Inc., Class B	2,918
110	Varian Medical Systems, Inc.*	6,459
159	Warner Chilcott plc, Class A*	2,881
74	Waters Corp.*	5,929
100	Watson Pharmaceuticals, Inc.*	6,716
44	WellCare Health Plans, Inc.*	2,157
264	WellPoint, Inc.	18,190
145	Zimmer Holdings, Inc.*	7,631
		1,087,598
	Industrials - 11.3%
489	3M Co.	38,641
56	Acuity Brands, Inc.	2,593
116	AECOM Technology Corp.*	2,427
86	AGCO Corp.*	3,769
34	Alaska Air Group, Inc.*	2,262
35	Alexander & Baldwin, Inc.	1,453
38	Alliant Techsystems, Inc.	2,207
144	AMETEK, Inc.	5,691
174	Avery Dennison Corp.	4,628
89	Babcock & Wilcox Co./The*	1,957
101	BE Aerospace, Inc.*	3,811
479	Boeing Co./The	31,513
57	Carlisle Cos., Inc.	2,378
435	Caterpillar, Inc.	41,090
139	CH Robinson Worldwide, Inc.	9,651
81	Cintas Corp.	2,421
65	CLARCOR, Inc.	3,151
53	Clean Harbors, Inc.*	3,088
134	Cooper Industries plc	7,030
52	Copart, Inc.*	2,265
71	Corrections Corp. of America*	1,578
139	Covanta Holding Corp.	2,038
68	Crane Co.	2,999
822	CSX Corp.	18,257
131	Cummins, Inc.	13,025
429	Danaher Corp.	20,742
311	Deere & Co.	23,605
601	Delta Air Lines, Inc.*	5,121
22	Dollar Thrifty Automotive Group, Inc.*	1,343
66	Donaldson Co., Inc.	4,227
168	Dover Corp.	9,329
46	Dun & Bradstreet Corp./The	3,076
300	Eaton Corp.	13,446
578	Emerson Electric Co.	27,813
111	Equifax, Inc.	3,902
49	Esterline Technologies Corp.*	2,739
173	Expeditors International of Washington, Inc.	7,889
230	Fastenal Co.	8,761
232	FedEx Corp.	18,985
44	Flowserve Corp.	4,078
131	Fluor Corp.	7,447
49	Gardner Denver, Inc.	3,789
240	General Dynamics Corp.	15,406
7,765	General Electric Co.	129,753
58	Genesee & Wyoming, Inc., Class A*	3,434
98	Goodrich Corp.	12,018
67	Graco, Inc.	2,877
117	GrafTech International Ltd.*	1,838
95	Harsco Corp.	2,190
206	Hertz Global Holdings, Inc.*	2,390
96	Hexcel Corp.*	2,372
551	Honeywell International, Inc.	28,872
55	Hubbell, Inc., Class B	3,288
146	IDEX Corp.	5,176
36	IHS, Inc., Class A*	3,024
330	Illinois Tool Works, Inc.	16,048
267	Ingersoll-Rand plc	8,312
146	Iron Mountain, Inc.	4,516
146	ITT Corp.*	6,658
108	J.B. Hunt Transport Services, Inc.	4,569
106	Jacobs Engineering Group, Inc.*	4,113
77	Joy Global, Inc.	6,714
77	Kansas City Southern*	4,864
124	KBR, Inc.	3,461
90	Kennametal, Inc.	3,500
52	Kirby Corp.*	3,200
94	L-3 Communications Holdings, Inc.	6,371
61	Landstar System, Inc.	2,722
98	Lincoln Electric Holdings, Inc.	3,567
195	Lockheed Martin Corp.	14,800
86	Manpower, Inc.	3,710
287	Masco Corp.	2,755
42	MSC Industrial Direct Co., Class A	2,856
49	Mueller Industries, Inc.	1,982
66	Navistar International Corp.*	2,777
62	Nordson Corp.	2,875
248	Norfolk Southern Corp.	18,350
196	Northrop Grumman Corp.	11,319
57	Old Dominion Freight Line, Inc.*	2,084
108	Oshkosh Corp.*	2,253
102	Owens Corning*	2,895
290	PACCAR, Inc.	12,540
107	Pall Corp.	5,475
119	Parker Hannifin Corp.	9,704
166	Pentair, Inc.	5,968
162	Pitney Bowes, Inc.	3,302
31	Polypore International, Inc.*	1,626
106	Precision Castparts Corp.	17,294
178	Quanta Services, Inc.*	3,718
198	R.R. Donnelley & Sons Co.	3,227
263	Raytheon Co.	11,622
38	Regal-Beloit Corp.	2,019

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
215	Republic Services, Inc.	$6,119
37	Robbins & Myers, Inc.	1,654
111	Robert Half International, Inc.	2,934
115	Rockwell Automation, Inc.	7,780
139	Rockwell Collins, Inc.	7,760
81	Roper Industries, Inc.	6,569
52	Ryder System, Inc.	2,649
49	Shaw Group, Inc./The*	1,140
108	Snap-on, Inc.	5,796
636	Southwest Airlines Co.	5,438
102	Spirit AeroSystems Holdings, Inc., Class A*	1,741
61	SPX Corp.	3,331
132	Stanley Black & Decker, Inc.	8,428
71	Stericycle, Inc.*	5,934
59	Teledyne Technologies, Inc.*	3,214
261	Textron, Inc.	5,069
62	Thomas & Betts Corp.*	3,081
85	Timken Co.	3,580
53	Towers Watson & Co., Class A	3,482
38	TransDigm Group, Inc.*	3,569
108	Trinity Industries, Inc.	2,945
51	Triumph Group, Inc.	2,963
342	Tyco International Ltd.	15,578
353	Union Pacific Corp.	35,148
237	United Continental Holdings, Inc.*	4,579
558	United Parcel Service, Inc., Class B	39,194
595	United Technologies Corp.	46,398
111	URS Corp.*	3,963
25	Valmont Industries, Inc.	2,144
92	Verisk Analytics, Inc., Class A*	3,234
49	W.W. Grainger, Inc.	8,394
59	WABCO Holdings, Inc.*	2,962
37	Wabtec Corp.	2,486
100	Waste Connections, Inc.	3,405
343	Waste Management, Inc.	11,295
51	WESCO International, Inc.*	2,471
82	Woodward, Inc.	2,778
		1,091,824
	Information Technology - 19.0%
475	Accenture plc, Class A	28,623
42	Acme Packet, Inc.*	1,521
413	Activision Blizzard, Inc.	5,530
368	Adobe Systems, Inc.*	10,823
42	ADTRAN, Inc.	1,411
406	Advanced Micro Devices, Inc.*	2,367
144	Akamai Technologies, Inc.*	3,879
42	Alliance Data Systems Corp.*	4,302
239	Altera Corp.	9,063
153	Amdocs Ltd.*	4,593
126	Amphenol Corp., Class A	5,984
214	Analog Devices, Inc.	7,826
36	Anixter International, Inc.*	2,113
66	ANSYS, Inc.*	3,588
672	Apple, Inc.*	272,012
964	Applied Materials, Inc.	11,876
90	Ariba, Inc.*	2,851
104	Arrow Electronics, Inc.*	3,749
65	Aruba Networks, Inc.*	1,540
342	Atmel Corp.*	3,611
191	Autodesk, Inc.*	6,609
402	Automatic Data Processing, Inc.	21,037
134	Avnet, Inc.*	4,061
162	BMC Software, Inc.*	5,631
349	Broadcom Corp., Class A*	12,595
103	Broadridge Financial Solutions, Inc.	2,292
370	Brocade Communications Systems, Inc.*	1,621
324	CA, Inc.	7,018
238	Cadence Design Systems, Inc.*	2,635
42	Cavium, Inc.*	1,373
4,028	Cisco Systems, Inc.	74,639
138	Citrix Systems, Inc.*	10,051
231	Cognizant Technology Solutions Corp., Class A*	16,805
126	Computer Sciences Corp.	3,964
198	Compuware Corp.*	1,673
50	Concur Technologies, Inc.*	2,326
1,149	Corning, Inc.	16,419
78	Cree, Inc.*	2,078
137	Cypress Semiconductor Corp.*	2,618
1,227	Dell, Inc.*	19,399
63	Diebold, Inc.	2,034
46	Dolby Laboratories, Inc., Class A*	1,345
43	DST Systems, Inc.	2,158
804	eBay, Inc.*	25,591
260	Electronic Arts, Inc.*	6,071
1,503	EMC Corp.*	36,838
36	Equinix, Inc.*	3,456
60	F5 Networks, Inc.*	6,237
38	Factset Research Systems, Inc.	3,778
114	Fairchild Semiconductor International, Inc.*	1,707
185	Fidelity National Information Services, Inc.	4,843
71	Finisar Corp.*	1,455
44	First Solar, Inc.*	2,190
102	Fiserv, Inc.*	6,005
130	FLIR Systems, Inc.	3,419
91	Fortinet, Inc.*	2,098
94	Gartner, Inc.*	3,621
117	Genpact Ltd.*	1,890
68	Global Payments, Inc.	3,123
184	Google, Inc., Class A*	109,046
99	Harris Corp.	3,737
1,514	Hewlett-Packard Co.	40,288
57	IAC/InterActiveCorp*	2,327
91	Informatica Corp.*	4,140
154	Ingram Micro, Inc., Class A*	2,753
3,785	Intel Corp.	92,884
31	InterDigital, Inc.	1,347
863	International Business Machines Corp.	159,336
209	Intuit, Inc.	11,217
173	Jabil Circuit, Inc.	3,557
120	Jack Henry & Associates, Inc.	3,889
163	JDS Uniphase Corp.*	1,956
396	Juniper Networks, Inc.*	9,690
136	KLA-Tencor Corp.	6,404
95	Lam Research Corp.*	4,084
54	Lexmark International, Inc., Class A*	1,712
160	Linear Technology Corp.	5,170
427	LSI Corp.*	2,669
394	Marvell Technology Group Ltd.*	5,512
78	Mastercard, Inc., Class A	27,085
220	Maxim Integrated Products, Inc.	5,755
105	Microchip Technology, Inc.	3,797
646	Micron Technology, Inc.*	3,611
88	MICROS Systems, Inc.*	4,331
5,436	Microsoft Corp.	144,761
220	Motorola Solutions, Inc.	10,320
102	National Instruments Corp.	2,724
128	NCR Corp.*	2,437
277	NetApp, Inc.*	11,346
66	Netlogic Microsystems, Inc.*	3,247
72	NeuStar, Inc., Class A*	2,289
58	Novellus Systems, Inc.*	2,004
See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
187	Nuance Communications, Inc.*	$4,952
434	NVIDIA Corp.*	6,423
360	ON Semiconductor Corp.*	2,725
2,851	Oracle Corp.	93,427
178	Parametric Technology Corp.*	3,708
266	Paychex, Inc.	7,751
130	Polycom, Inc.*	2,149
58	QLIK Technologies, Inc.*	1,657
1,212	QUALCOMM, Inc.	62,539
86	Rackspace Hosting, Inc.*	3,559
142	Red Hat, Inc.*	7,050
204	RF Micro Devices, Inc.*	1,497
128	Riverbed Technology, Inc.*	3,530
86	Rovi Corp.*	4,260
384	SAIC, Inc.*	4,773
88	Salesforce.com, Inc.*	11,719
180	SanDisk Corp.*	9,121
332	Seagate Technology plc	5,362
117	Skyworks Solutions, Inc.*	2,318
57	Solera Holdings, Inc.	3,114
70	SuccessFactors, Inc.*	1,869
564	Symantec Corp.*	9,594
149	Synopsys, Inc.*	3,995
332	TE Connectivity Ltd.	11,803
38	Tech Data Corp.*	1,869
124	Teradata Corp.*	7,398
169	Teradyne, Inc.*	2,420
845	Texas Instruments, Inc.	25,967
146	TIBCO Software, Inc.*	4,218
160	Total System Services, Inc.	3,182
107	Trimble Navigation Ltd.*	4,324
28	Universal Display Corp.*	1,311
54	Varian Semiconductor Equipment Associates, Inc.*	3,390
84	VeriFone Systems, Inc.*	3,546
95	VeriSign, Inc.	3,049
385	Visa, Inc., Class A	35,905
60	VMware, Inc., Class A*	5,865
40	WebMD Health Corp.*	1,438
179	Western Digital Corp.*	4,769
480	Western Union Co./The	8,386
1,100	Xerox Corp.	8,998
195	Xilinx, Inc.	6,525
846	Yahoo!, Inc.*	13,231
57	Zebra Technologies Corp., Class A*	2,037
		1,832,113
	Materials - 4.3%
155	Air Products & Chemicals, Inc.	13,352
53	Airgas, Inc.	3,654
83	Albemarle Corp.	4,423
850	Alcoa, Inc.	9,146
95	Allegheny Technologies, Inc.	4,408
73	Allied Nevada Gold Corp.*	2,773
85	Aptargroup, Inc.	4,077
71	Ashland, Inc.	3,760
147	Ball Corp.	5,082
108	Bemis Co., Inc.	3,036
75	Cabot Corp.	2,263
40	Carpenter Technology Corp.	2,269
146	Celanese Corp.	6,358
52	CF Industries Holdings, Inc.	8,438
115	Cliffs Natural Resources, Inc.	7,845
76	Coeur d'Alene Mines Corp.*	1,943
25	Compass Minerals International, Inc.	1,902
103	Crown Holdings, Inc.*	3,480
51	Cytec Industries, Inc.	2,278
32	Domtar Corp.	2,621
860	Dow Chemical Co./The	23,977
727	E.I. du Pont de Nemours & Co.	34,947
122	Eastman Chemical Co.	4,793
197	Ecolab, Inc.	10,606
67	FMC Corp.	5,286
697	Freeport-McMoRan Copper & Gold, Inc.	28,061
285	Hecla Mining Co.*	1,787
211	Huntsman Corp.	2,477
91	International Flavors & Fragrances, Inc.	5,511
308	International Paper Co.	8,532
46	Intrepid Potash, Inc.*	1,280
40	Martin Marietta Materials, Inc.	2,887
190	MeadWestvaco Corp.	5,303
45	Molycorp, Inc.*	1,722
389	Monsanto Co.	28,300
204	Mosaic Co./The	11,946
100	Nalco Holding Co.	3,771
357	Newmont Mining Corp.	23,858
229	Nucor Corp.	8,652
124	Owens-Illinois, Inc.*	2,490
80	Packaging Corp. of America	2,086
132	PPG Industries, Inc.	11,406
239	Praxair, Inc.	24,299
84	Reliance Steel & Aluminum Co.	3,712
54	Rock-Tenn Co., Class A	3,196
66	Rockwood Holdings, Inc.*	3,039
41	Royal Gold, Inc.	2,935
168	RPM International, Inc.	3,775
52	Scotts Miracle-Gro Co./The, Class A	2,523
196	Sealed Air Corp.	3,489
76	Sensient Technologies Corp.	2,809
76	Sherwin-Williams Co./The	6,286
102	Sigma-Aldrich Corp.	6,679
30	Silgan Holdings, Inc.	1,126
118	Solutia, Inc.*	1,917
113	Sonoco Products Co.	3,547
223	Steel Dynamics, Inc.	2,785
75	Temple-Inland, Inc.	2,386
117	United States Steel Corp.	2,967
88	Valspar Corp.	3,069
88	Vulcan Materials Co.	2,754
68	W.R. Grace & Co.*	2,842
50	Walter Energy, Inc.	3,783
		412,704
	Telecommunication Services - 2.6%
300	American Tower Corp., Class A*	16,530
4,307	AT&T, Inc.	126,238
432	CenturyLink, Inc.	15,232
801	Frontier Communications Corp.	5,014
243	MetroPCS Communications, Inc.*	2,066
146	NII Holdings, Inc.*	3,435
2,174	Sprint Nextel Corp.*	5,587
113	tw telecom, inc.*	2,091
2,048	Verizon Communications, Inc.	75,735
327	Windstream Corp.	3,980
		255,908
	Utilities - 4.0%
594	AES Corp./The*	6,665
84	AGL Resources, Inc.	3,523
108	Alliant Energy Corp.	4,404
163	Ameren Corp.	5,196
322	American Electric Power Co., Inc.	12,648
150	American Water Works Co., Inc.	4,580
148	Aqua America, Inc.	3,284

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar US Market Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
109	Atmos Energy Corp.	$3,741
274	Calpine Corp.*	4,157
284	CenterPoint Energy, Inc.	5,919
60	Cleco Corp.	2,212
167	CMS Energy Corp.	3,477
195	Consolidated Edison, Inc.	11,285
129	Constellation Energy Group, Inc.	5,121
392	Dominion Resources, Inc.	20,223
87	DPL, Inc.	2,640
116	DTE Energy Co.	6,045
969	Duke Energy Corp.	19,787
213	Edison International	8,648
127	Entergy Corp.	8,785
476	Exelon Corp.	21,130
290	FirstEnergy Corp.	13,038
610	GenOn Energy, Inc.*	1,860
192	Great Plains Energy, Inc.	3,982
103	Hawaiian Electric Industries, Inc.	2,609
92	IDACORP, Inc.	3,715
66	Integrys Energy Group, Inc.	3,492
47	ITC Holdings Corp.	3,416
166	MDU Resources Group, Inc.	3,421
72	National Fuel Gas Co.	4,413
37	New Jersey Resources Corp.	1,740
315	NextEra Energy, Inc.	17,766
39	Nicor, Inc.	2,194
225	NiSource, Inc.	4,970
129	Northeast Utilities	4,460
167	NRG Energy, Inc.*	3,577
69	NSTAR	3,111
173	NV Energy, Inc.	2,775
81	OGE Energy Corp.	4,191
83	Oneok, Inc.	6,312
188	Pepco Holdings, Inc.	3,722
306	PG&E Corp.	13,127
71	Piedmont Natural Gas Co., Inc.	2,321
83	Pinnacle West Capital Corp.	3,783
95	Portland General Electric Co.	2,331
417	PPL Corp.	12,247
196	Progress Energy, Inc.	10,212
351	Public Service Enterprise Group, Inc.	11,829
107	Questar Corp.	2,062
89	SCANA Corp.	3,763
157	Sempra Energy	8,436
602	Southern Co.	26,006
187	TECO Energy, Inc.	3,473
151	UGI Corp.	4,329
70	Vectren Corp.	1,987
117	Westar Energy, Inc.	3,189
51	WGL Holdings, Inc.	2,183
148	Wisconsin Energy Corp.	4,800
319	Xcel Energy, Inc.	8,246
		382,558

	Total Common Stocks
	(Cost $9,618,417)	9,638,370
	Total Investment Securities
	(Cost $9,618,417) — 100.0%	9,638,370
	Other assets less liabilities — 0.0%†	2,887
	Net Assets — 100.0%	$9,641,257

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$538,273
Aggregate gross unrealized depreciation	(530,709)
Net unrealized appreciation	$7,564
Federal income tax cost of investments	$9,630,806

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 10.0%
173	Amazon.com, Inc.*	$36,937
12	AutoZone, Inc.*	3,883
123	Bed Bath & Beyond, Inc.*	7,606
149	Best Buy Co., Inc.	3,908
202	Carnival Corp.	7,112
306	CBS Corp., Class B	7,898
142	Coach, Inc.	9,240
1,025	Comcast Corp., Class A	24,036
319	Comcast Corp., Special, Class A	7,337
362	DIRECTV, Class A*	16,457
1,828	Ford Motor Co.*	21,351
135	Gap, Inc./The	2,552
283	General Motors Co.*	7,316
784	Home Depot, Inc.	28,067
333	Johnson Controls, Inc.	10,966
130	Kohl's Corp.	6,891
193	Las Vegas Sands Corp.*	9,061
639	Lowe's Cos., Inc.	13,432
129	Ltd. Brands, Inc.	5,510
151	Marriott International, Inc., Class A	4,756
506	McDonald's Corp.	46,982
148	McGraw-Hill Cos., Inc./The	6,290
890	News Corp., Class A	15,593
213	News Corp., Class B	3,802
185	NIKE, Inc., Class B	17,825
138	Omnicom Group, Inc.	6,138
24	priceline.com, Inc.*	12,185
30	Ralph Lauren Corp.	4,764
350	Staples, Inc.	5,236
365	Starbucks Corp.	15,454
300	Target Corp.	16,425
159	Time Warner Cable, Inc.	10,127
512	Time Warner, Inc.	17,915
189	TJX Cos., Inc.	11,138
5	Viacom, Inc., Class A	267
257	Viacom, Inc., Class B	11,269
845	Walt Disney Co./The	29,474
43	Wynn Resorts Ltd.	5,710
229	Yum! Brands, Inc.	12,268
		483,178
	Consumer Staples - 11.4%
1,021	Altria Group, Inc.	28,129
302	Archer-Daniels-Midland Co.	8,740
211	Avon Products, Inc.	3,857
1,044	Coca-Cola Co./The	71,326
239	Colgate-Palmolive Co.	21,598
215	Costco Wholesale Corp.	17,899
659	CVS Caremark Corp.	23,922
58	Estee Lauder Cos., Inc./The, Class A	5,710
297	General Mills, Inc.	11,443
158	H.J. Heinz Co.	8,443
76	Hershey Co./The	4,349
121	Kellogg Co.	6,559
193	Kimberly-Clark Corp.	13,454
803	Kraft Foods, Inc., Class A	28,250
276	Kroger Co./The	6,398
68	Lorillard, Inc.	7,525
100	Mead Johnson Nutrition Co.	7,185
780	PepsiCo, Inc.	49,101
861	Philip Morris International, Inc.	60,158
1,347	Procter & Gamble Co./The	86,195
166	Reynolds American, Inc.	6,421
289	Sysco Corp.	8,011
444	Walgreen Co.	14,741
868	Wal-Mart Stores, Inc.	49,233
		548,647
	Energy - 13.1%
244	Anadarko Petroleum Corp.	19,154
188	Apache Corp.	18,730
213	Baker Hughes, Inc.	12,352
119	Cameron International Corp.*	5,848
323	Chesapeake Energy Corp.	9,083
983	Chevron Corp.	103,264
626	ConocoPhillips	43,601
193	Devon Energy Corp.	12,535
375	El Paso Corp.	9,379
132	EOG Resources, Inc.	11,805
2,384	Exxon Mobil Corp.	186,167
451	Halliburton Co.	16,849
150	Hess Corp.	9,384
348	Marathon Oil Corp.	9,058
174	Marathon Petroleum Corp.	6,247
95	Murphy Oil Corp.	5,260
207	National Oilwell Varco, Inc.	14,765
86	Noble Energy, Inc.	7,683
397	Occidental Petroleum Corp.	36,897
133	Peabody Energy Corp.	5,768
662	Schlumberger Ltd.	48,637
170	Southwestern Energy Co.*	7,147
318	Spectra Energy Corp.	9,104
157	Transocean Ltd.	8,973
279	Valero Energy Corp.	6,863
287	Williams Cos., Inc./The	8,642
		633,195
	Financials - 13.2%
166	ACE Ltd.	11,977
231	Aflac, Inc.	10,416
238	Allstate Corp./The	6,269
522	American Express Co.	26,424
213	American International Group, Inc.*	5,259
116	Ameriprise Financial, Inc.	5,415
475	Annaly Capital Management, Inc. (REIT)	8,004
160	Aon Corp.	7,459
4,949	Bank of America Corp.	33,802
608	Bank of New York Mellon Corp./The	12,938
339	BB&T Corp.	7,912
472	Berkshire Hathaway, Inc., Class B*	36,750
48	BlackRock, Inc.	7,574
71	Boston Properties, Inc. (REIT)	7,028
224	Capital One Financial Corp.	10,228
505	Charles Schwab Corp./The	6,201
140	Chubb Corp./The	9,387
1,421	Citigroup, Inc.	44,889
31	CME Group, Inc.	8,542
267	Discover Financial Services	6,291
144	Equity Residential (REIT)	8,450
73	Franklin Resources, Inc.	7,784
189	General Growth Properties, Inc. (REIT)	2,778
209	Goldman Sachs Group, Inc./The	22,896
218	Hartford Financial Services Group, Inc.	4,197
199	HCP, Inc. (REIT)	7,930
1,912	JPMorgan Chase & Co.	66,461
172	Loews Corp.	6,828
266	Marsh & McLennan Cos., Inc.	8,145
404	MetLife, Inc.	14,205
862	Morgan Stanley	15,206
107	Northern Trust Corp.	4,330
258	PNC Financial Services Group, Inc.	13,857
295	Progressive Corp./The	5,608

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
237	Prudential Financial, Inc.	$12,845
69	Public Storage (REIT)	8,905
144	Simon Property Group, Inc. (REIT)	18,495
246	State Street Corp.	9,936
263	SunTrust Banks, Inc.	5,189
126	T. Rowe Price Group, Inc.	6,658
112	TD Ameritrade Holding Corp.	1,879
205	Travelers Cos., Inc./The	11,962
938	U.S. Bancorp	24,003
90	Vornado Realty Trust (REIT)	7,453
2,444	Wells Fargo & Co.	63,324
262	Weyerhaeuser Co. (REIT)	4,711
		636,800
	Health Care - 11.9%
763	Abbott Laboratories	41,103
183	Aetna, Inc.	7,276
169	Agilent Technologies, Inc.*	6,265
151	Allergan, Inc.	12,702
458	Amgen, Inc.	26,230
281	Baxter International, Inc.	15,449
101	Becton Dickinson and Co.	7,901
119	Biogen Idec, Inc.*	13,847
842	Bristol-Myers Squibb Co.	26,599
171	Cardinal Health, Inc.	7,570
225	Celgene Corp.*	14,587
133	CIGNA Corp.	5,897
242	Covidien plc	11,384
481	Eli Lilly & Co.	17,874
222	Express Scripts, Inc.*	10,152
378	Gilead Sciences, Inc.*	15,747
83	Humana, Inc.	7,046
19	Intuitive Surgical, Inc.*	8,243
1,341	Johnson & Johnson	86,347
121	McKesson Corp.	9,868
189	Medco Health Solutions, Inc.*	10,368
520	Medtronic, Inc.	18,065
1,507	Merck & Co., Inc.	51,991
3,830	Pfizer, Inc.	73,766
160	St. Jude Medical, Inc.	6,240
146	Stryker Corp.	6,995
188	Thermo Fisher Scientific, Inc.*	9,451
528	UnitedHealth Group, Inc.	25,339
177	WellPoint, Inc.	12,195
94	Zimmer Holdings, Inc.*	4,947
		571,444
	Industrials - 9.9%
320	3M Co.	25,286
325	Boeing Co./The	21,382
287	Caterpillar, Inc.	27,110
81	CH Robinson Worldwide, Inc.	5,624
81	Cooper Industries plc	4,249
537	CSX Corp.	11,927
85	Cummins, Inc.	8,452
279	Danaher Corp.	13,490
206	Deere & Co.	15,635
91	Dover Corp.	5,053
167	Eaton Corp.	7,485
365	Emerson Electric Co.	17,564
144	FedEx Corp.	11,784
148	General Dynamics Corp.	9,500
5,233	General Electric Co.	87,443
350	Honeywell International, Inc.	18,340
207	Illinois Tool Works, Inc.	10,066
162	Ingersoll-Rand plc	5,043
131	Lockheed Martin Corp.	9,943
171	Norfolk Southern Corp.	12,652
127	Northrop Grumman Corp.	7,334
178	PACCAR, Inc.	7,697
79	Parker Hannifin Corp.	6,442
71	Precision Castparts Corp.	11,584
173	Raytheon Co.	7,645
151	Republic Services, Inc.	4,297
70	Rockwell Automation, Inc.	4,736
82	Stanley Black & Decker, Inc.	5,236
230	Tyco International Ltd.	10,477
241	Union Pacific Corp.	23,996
361	United Parcel Service, Inc., Class B	25,357
388	United Technologies Corp.	30,256
201	Waste Management, Inc.	6,619
		479,704
	Information Technology - 20.7%
314	Accenture plc, Class A	18,922
208	Activision Blizzard, Inc.	2,785
242	Adobe Systems, Inc.*	7,117
159	Altera Corp.	6,029
455	Apple, Inc.*	184,175
648	Applied Materials, Inc.	7,983
242	Automatic Data Processing, Inc.	12,664
238	Broadcom Corp., Class A*	8,589
198	CA, Inc.	4,289
2,717	Cisco Systems, Inc.	50,346
92	Citrix Systems, Inc.*	6,700
149	Cognizant Technology Solutions Corp., Class A*	10,840
767	Corning, Inc.	10,960
815	Dell, Inc.*	12,885
543	eBay, Inc.*	17,284
1,012	EMC Corp.*	24,804
27	First Solar, Inc.*	1,344
125	Google, Inc., Class A*	74,080
1,017	Hewlett-Packard Co.	27,062
2,574	Intel Corp.	63,166
586	International Business Machines Corp.	108,193
136	Intuit, Inc.	7,299
259	Juniper Networks, Inc.*	6,338
52	Mastercard, Inc., Class A	18,057
3,669	Microsoft Corp.	97,705
148	Motorola Solutions, Inc.	6,943
183	NetApp, Inc.*	7,496
1,907	Oracle Corp.	62,492
824	QUALCOMM, Inc.	42,518
59	Salesforce.com, Inc.*	7,857
368	Symantec Corp.*	6,260
213	TE Connectivity Ltd.	7,572
567	Texas Instruments, Inc.	17,424
257	Visa, Inc., Class A	23,968
41	VMware, Inc., Class A*	4,008
308	Western Union Co./The	5,381
688	Xerox Corp.	5,628
581	Yahoo!, Inc.*	9,087
		996,250
	Materials - 3.3%
97	Air Products & Chemicals, Inc.	8,355
521	Alcoa, Inc.	5,606
72	Cliffs Natural Resources, Inc.	4,912
575	Dow Chemical Co./The	16,031
457	E.I. du Pont de Nemours & Co.	21,968
114	Ecolab, Inc.	6,138
461	Freeport-McMoRan Copper & Gold, Inc.	18,560
198	International Paper Co.	5,484
262	Monsanto Co.	19,060

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Large Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
135	Mosaic Co./The	$7,906
237	Newmont Mining Corp.	15,839
140	Nucor Corp.	5,289
78	PPG Industries, Inc.	6,740
149	Praxair, Inc.	15,149
		157,037
	Telecommunication Services - 3.4%
195	American Tower Corp., Class A*	10,745
2,915	AT&T, Inc.	85,439
301	CenturyLink, Inc.	10,613
1,467	Sprint Nextel Corp.*	3,770
1,386	Verizon Communications, Inc.	51,254
		161,821
	Utilities - 3.1%
236	American Electric Power Co., Inc.	9,270
142	Consolidated Edison, Inc.	8,218
279	Dominion Resources, Inc.	14,394
647	Duke Energy Corp.	13,212
147	Edison International	5,968
87	Entergy Corp.	6,018
324	Exelon Corp.	14,382
205	FirstEnergy Corp.	9,217
206	NextEra Energy, Inc.	11,618
197	PG&E Corp.	8,451
283	PPL Corp.	8,312
143	Progress Energy, Inc.	7,450
249	Public Service Enterprise Group, Inc.	8,391
109	Sempra Energy	5,857
421	Southern Co.	18,187
		148,945

	Total Common Stocks
	(Cost $4,995,373)	4,817,021
	Total Investment Securities
	(Cost $4,995,373) — 100.0%	4,817,021
	Other assets less liabilities — 0.0%†	2,025
	Net Assets — 100.0%	$4,819,046

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,270
Aggregate gross unrealized depreciation	(402,865)
Net unrealized depreciation	$(181,595)
Federal income tax cost of investments	$4,998,616

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 17.0%
158	Abercrombie & Fitch Co., Class A	$11,755
132	Advance Auto Parts, Inc.	8,589
350	American Eagle Outfitters, Inc.	4,596
220	Apollo Group, Inc., Class A*	10,417
81	AutoNation, Inc.*	3,154
135	Big Lots, Inc.*	5,088
196	BorgWarner, Inc.*	14,992
413	Cablevision Systems Corp., Class A	5,976
404	CarMax, Inc.*	12,144
69	Charter Communications, Inc., Class A*	3,170
56	Chipotle Mexican Grill, Inc.*	18,823
73	Clear Channel Outdoor Holdings, Inc., Class A*	803
496	D.R. Horton, Inc.	5,520
241	Darden Restaurants, Inc.	11,539
69	Deckers Outdoor Corp.*	7,952
107	DeVry, Inc.	4,032
171	Dick's Sporting Goods, Inc.*	6,684
252	Discovery Communications, Inc., Class A*	10,952
226	Discovery Communications, Inc., Class C*	8,943
371	DISH Network Corp., Class A*	8,967
177	Dollar General Corp.*	7,020
218	Dollar Tree, Inc.*	17,431
39	Dunkin' Brands Group, Inc.*	1,135
358	Expedia, Inc.	9,401
203	Family Dollar Stores, Inc.	11,902
277	Foot Locker, Inc.	6,055
95	Fossil, Inc.*	9,848
252	GameStop Corp., Class A*	6,444
430	Gannett Co., Inc.	5,027
206	Garmin Ltd.	7,084
255	Gentex Corp.	7,681
282	Genuine Parts Co.	16,195
437	Goodyear Tire & Rubber Co./The*	6,275
115	Guess?, Inc.	3,794
546	H&R Block, Inc.	8,348
172	Hanesbrands, Inc.*	4,536
423	Harley-Davidson, Inc.	16,455
124	Harman International Industries, Inc.	5,352
216	Hasbro, Inc.	8,221
14	HomeAway, Inc.*	463
71	Hyatt Hotels Corp., Class A*	2,641
536	International Game Technology	9,428
856	Interpublic Group of Cos., Inc./The	8,115
267	J.C. Penney Co., Inc.	8,565
165	Jarden Corp.	5,285
92	John Wiley & Sons, Inc., Class A	4,376
104	Lamar Advertising Co., Class A*	2,339
186	Lear Corp.	8,725
256	Leggett & Platt, Inc.	5,606
278	Lennar Corp., Class A	4,598
223	Liberty Global, Inc.*	8,557
255	Liberty Global, Inc., Class A*	10,246
1,024	Liberty Interactive Corp., Class A*	16,824
123	Liberty Media Corp. - Liberty Capital*	9,449
88	Liberty Media Corp. - Liberty Starz*	6,010
261	LKQ Corp.*	7,616
762	Macy's, Inc.	23,264
613	Mattel, Inc.	17,311
577	MGM Resorts International*	6,647
99	Mohawk Industries, Inc.*	5,212
46	Morningstar, Inc.	2,713
93	Netflix, Inc.*	7,633
525	Newell Rubbermaid, Inc.	7,770
304	Nordstrom, Inc.	15,410
10	NVR, Inc.*	6,428
243	O'Reilly Automotive, Inc.*	18,480
52	Panera Bread Co., Class A*	6,952
121	Penn National Gaming, Inc.*	4,356
203	PetSmart, Inc.	9,531
114	Polaris Industries, Inc.	7,221
603	Pulte Group, Inc.*	3,124
110	PVH Corp.	8,185
210	Ross Stores, Inc.	18,423
245	Royal Caribbean Cruises Ltd.	7,281
157	Scripps Networks Interactive, Inc., Class A	6,669
83	Sears Holdings Corp.*	6,489
7,019	Sirius XM Radio, Inc.*	12,564
120	Sotheby's	4,225
349	Starwood Hotels & Resorts Worldwide, Inc.	17,488
120	Tempur-Pedic International, Inc.*	8,167
228	Tiffany & Co.	18,179
268	Toll Brothers, Inc.*	4,674
128	Tractor Supply Co.	9,080
186	TRW Automotive Holdings Corp.*	7,831
108	Tupperware Brands Corp.	6,106
88	Ulta Salon Cosmetics & Fragrance, Inc.*	5,922
70	Under Armour, Inc., Class A*	5,909
226	Urban Outfitters, Inc.*	6,159
155	VF Corp.	21,424
77	Warnaco Group, Inc./The*	3,781
9	Washington Post Co./The, Class B	3,061
54	Weight Watchers International, Inc.	4,030
136	Whirlpool Corp.	6,910
169	Williams-Sonoma, Inc.	6,344
293	Wyndham Worldwide Corp.	9,865
		791,961
	Consumer Staples - 6.7%
275	Beam, Inc.	13,593
158	Brown-Forman Corp., Class B	11,807
263	Bunge Ltd.	16,246
355	Campbell Soup Co.	11,804
256	Church & Dwight Co., Inc.	11,310
238	Clorox Co./The	15,932
570	Coca-Cola Enterprises, Inc.	15,287
741	ConAgra Foods, Inc.	18,770
335	Constellation Brands, Inc., Class A*	6,774
137	Corn Products International, Inc.	6,644
388	Dr. Pepper Snapple Group, Inc.	14,531
124	Energizer Holdings, Inc.*	9,150
216	Green Mountain Coffee Roasters, Inc.*	14,044
126	Hansen Natural Corp.*	11,225
212	Herbalife Ltd.	13,220
258	Hormel Foods Corp.	7,603
204	J.M. Smucker Co./The	15,712
214	McCormick & Co., Inc.	10,392
285	Molson Coors Brewing Co., Class B	12,067
98	Ralcorp Holdings, Inc.*	7,922
626	Safeway, Inc.	12,126
990	Sara Lee Corp.	17,622
277	Smithfield Foods, Inc.*	6,332
550	Tyson Foods, Inc., Class A	10,615
280	Whole Foods Market, Inc.	20,194
		310,922
	Energy - 7.8%
402	Alpha Natural Resources, Inc.*	9,664
381	Arch Coal, Inc.	6,942
208	Brigham Exploration Co.*	7,574
186	Cabot Oil & Gas Corp.	14,456
36	CARBO Ceramics, Inc.	4,891
153	Cimarex Energy Co.	9,792
185	Concho Resources, Inc.*	17,523
404	Consol Energy, Inc.	17,275
103	Continental Resources, Inc.*	6,247

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
720	Denbury Resources, Inc.*	$11,304
117	Diamond Offshore Drilling, Inc.	7,668
144	Dresser-Rand Group, Inc.*	6,969
65	Dril-Quip, Inc.*	4,231
129	Energen Corp.	6,329
267	EQT Corp.	16,955
272	EXCO Resources, Inc.	3,430
429	FMC Technologies, Inc.*	19,228
203	Forest Oil Corp.*	2,367
176	Helmerich & Payne, Inc.	9,360
347	HollyFrontier Corp.	10,649
418	McDermott International, Inc.*	4,590
514	Nabors Industries Ltd.*	9,422
239	Newfield Exploration Co.*	9,622
194	Oceaneering International, Inc.	8,115
92	Oil States International, Inc.*	6,404
277	Patterson-UTI Energy, Inc.	5,629
208	Pioneer Natural Resources Co.	17,451
252	Plains Exploration & Production Co.*	7,938
316	QEP Resources, Inc.	11,234
288	Range Resources Corp.	19,826
226	Rowan Cos., Inc.*	7,795
88	RPC, Inc.	1,634
687	SandRidge Energy, Inc.*	5,262
114	SM Energy Co.	9,452
208	Southern Union Co.	8,742
216	Sunoco, Inc.	8,042
256	Tesoro Corp.*	6,641
92	Tidewater, Inc.	4,529
272	Ultra Petroleum Corp.*	8,666
209	Whiting Petroleum Corp.*	9,729
		363,577
	Financials - 17.2%
93	Affiliated Managers Group, Inc.*	8,613
111	Alexandria Real Estate Equities, Inc. (REIT)	7,336
15	Alleghany Corp.*	4,760
319	American Capital Agency Corp. (REIT)	8,776
158	American Financial Group, Inc./OH	5,661
216	Apartment Investment & Management Co., Class A (REIT)	5,329
237	Arch Capital Group Ltd.*	8,525
201	Arthur J. Gallagher & Co.	6,211
169	Assurant, Inc.	6,513
301	Assured Guaranty Ltd.	3,835
168	AvalonBay Communities, Inc. (REIT)	22,460
231	Axis Capital Holdings Ltd.	7,242
48	BOK Financial Corp.	2,507
134	BRE Properties, Inc. (REIT)	6,716
208	Brown & Brown, Inc.	4,593
127	Camden Property Trust (REIT)	7,701
526	CBRE Group, Inc.*	9,352
1,837	Chimera Investment Corp. (REIT)	5,529
272	Cincinnati Financial Corp.	7,872
358	CIT Group, Inc.*	12,476
87	City National Corp./CA	3,691
53	CNA Financial Corp.	1,410
359	Comerica, Inc.	9,172
139	Commerce Bancshares, Inc./MO	5,393
103	Cullen/Frost Bankers, Inc.	5,051
406	DDR Corp. (REIT)	5,201
178	Digital Realty Trust, Inc. (REIT)	11,095
451	Duke Realty Corp. (REIT)	5,538
465	E*Trade Financial Corp.*	5,045
265	East West Bancorp, Inc.	5,160
211	Eaton Vance Corp.	5,547
49	Erie Indemnity Co., Class A	3,869
60	Essex Property Trust, Inc. (REIT)	8,566
80	Everest Re Group Ltd.	7,194
111	Federal Realty Investment Trust (REIT)	9,852
187	Federated Investors, Inc., Class B	3,654
399	Fidelity National Financial, Inc., Class A	6,161
1,640	Fifth Third Bancorp	19,696
527	First Niagara Financial Group, Inc.	4,843
874	Genworth Financial, Inc., Class A*	5,576
197	HCC Insurance Holdings, Inc.	5,242
316	Health Care REIT, Inc. (REIT)	16,650
221	Hospitality Properties Trust (REIT)	5,311
1,263	Host Hotels & Resorts, Inc. (REIT)	18,023
872	Hudson City Bancorp, Inc.	5,450
1,540	Huntington Bancshares, Inc./OH	7,977
131	IntercontinentalExchange, Inc.*	17,014
806	Invesco Ltd.	16,176
260	Jefferies Group, Inc.	3,448
78	Jones Lang LaSalle, Inc.	5,040
1,701	KeyCorp	12,009
727	Kimco Realty Corp. (REIT)	12,701
245	Legg Mason, Inc.	6,738
346	Leucadia National Corp.	9,283
205	Liberty Property Trust (REIT)	6,560
551	Lincoln National Corp.	10,497
72	LPL Investment Holdings, Inc.*	2,089
224	M&T Bank Corp.	17,049
236	Macerich Co./The (REIT)	11,743
156	Mack-Cali Realty Corp. (REIT)	4,377
17	Markel Corp.*	6,570
353	Moody's Corp.	12,528
215	MSCI, Inc., Class A*	7,179
249	NASDAQ OMX Group, Inc./The*	6,237
779	New York Community Bancorp, Inc.	10,368
469	NYSE Euronext	12,461
436	Old Republic International Corp.	3,854
121	PartnerRe Ltd.	7,529
673	People's United Financial, Inc.	8,581
309	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,247
291	Plum Creek Timber Co., Inc. (REIT)	10,959
528	Principal Financial Group, Inc.	13,612
821	ProLogis, Inc. (REIT)	24,433
182	Raymond James Financial, Inc.	5,527
218	Rayonier, Inc. (REIT)	9,097
227	Realty Income Corp. (REIT)	7,584
161	Regency Centers Corp. (REIT)	6,595
2,246	Regions Financial Corp.	8,827
132	Reinsurance Group of America, Inc.	6,894
93	RenaissanceRe Holdings Ltd.	6,335
267	SEI Investments Co.	4,323
274	Senior Housing Properties Trust (REIT)	6,149
153	SL Green Realty Corp. (REIT)	10,555
920	SLM Corp.	12,576
104	Taubman Centers, Inc. (REIT)	6,368
166	TFS Financial Corp.*	1,529
188	Torchmark Corp.	7,695
112	Transatlantic Holdings, Inc.	5,828
392	UDR, Inc. (REIT)	9,773
543	Unum Group	12,945
469	Ventas, Inc. (REIT)	26,081
219	W.R. Berkley Corp.	7,623
154	Waddell & Reed Financial, Inc., Class A	4,270
216	Weingarten Realty Investors (REIT)	5,013
12	White Mountains Insurance Group Ltd.	5,040
533	XL Group plc	11,587
327	Zions Bancorp.	5,677
		800,547
	Health Care - 9.7%
154	Alere, Inc.*	4,013
See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
330	Alexion Pharmaceuticals, Inc.*	$22,278
333	Allscripts Healthcare Solutions, Inc.*	6,377
89	AMERIGROUP Corp.*	4,951
482	AmerisourceBergen Corp.	19,666
35	Bio-Rad Laboratories, Inc., Class A*	3,484
2,733	Boston Scientific Corp.*	16,097
166	Bruker Corp.*	2,395
154	C.R. Bard, Inc.	13,236
400	CareFusion Corp.*	10,240
256	Cerner Corp.*	16,238
167	Community Health Systems, Inc.*	2,919
84	Cooper Cos., Inc./The	5,821
108	Covance, Inc.*	5,479
265	Coventry Health Care, Inc.*	8,430
167	DaVita, Inc.*	11,690
253	DENTSPLY International, Inc.	9,351
205	Edwards Lifesciences Corp.*	15,461
208	Endo Pharmaceuticals Holdings, Inc.*	6,720
457	Forest Laboratories, Inc.*	14,304
86	Gen-Probe, Inc.*	5,169
159	Health Net, Inc.*	4,419
165	Henry Schein, Inc.*	11,438
469	Hologic, Inc.*	7,560
295	Hospira, Inc.*	9,278
341	Human Genome Sciences, Inc.*	3,499
102	IDEXX Laboratories, Inc.*	7,343
222	Illumina, Inc.*	6,798
114	Kinetic Concepts, Inc.*	7,796
181	Laboratory Corp of America Holdings*	15,177
322	Life Technologies Corp.*	13,096
167	Lincare Holdings, Inc.	3,933
87	Mednax, Inc.*	5,725
57	Mettler-Toledo International, Inc.*	8,755
762	Mylan, Inc.*	14,912
208	Omnicare, Inc.	6,203
177	Patterson Cos., Inc.	5,570
203	PerkinElmer, Inc.	4,196
149	Perrigo Co.	13,452
189	Pharmaceutical Product Development, Inc.	6,235
281	Quest Diagnostics, Inc.	15,680
273	ResMed, Inc.*	7,726
100	Sirona Dental Systems, Inc.*	4,790
847	Tenet Healthcare Corp.*	4,006
91	United Therapeutics Corp.*	3,979
160	Universal Health Services, Inc., Class B	6,395
210	Varian Medical Systems, Inc.*	12,331
313	Warner Chilcott plc, Class A*	5,672
163	Waters Corp.*	13,060
240	Watson Pharmaceuticals, Inc.*	16,118
		449,461
	Industrials - 12.4%
185	AECOM Technology Corp.*	3,870
173	AGCO Corp.*	7,583
288	AMETEK, Inc.	11,382
191	Avery Dennison Corp.	5,081
209	Babcock & Wilcox Co./The*	4,596
172	BE Aerospace, Inc.*	6,490
202	Cintas Corp.	6,038
110	Copart, Inc.*	4,791
192	Corrections Corp. of America*	4,268
1,512	Delta Air Lines, Inc.*	12,882
128	Donaldson Co., Inc.	8,198
88	Dun & Bradstreet Corp./The	5,884
221	Equifax, Inc.	7,768
381	Expeditors International of Washington, Inc.	17,374
527	Fastenal Co.	20,074
100	Flowserve Corp.	9,269
311	Fluor Corp.	17,680
93	Gardner Denver, Inc.	7,192
223	Goodrich Corp.	27,347
109	Graco, Inc.	4,680
423	Hertz Global Holdings, Inc.*	4,907
94	Hubbell, Inc., Class B	5,620
149	IDEX Corp.	5,282
84	IHS, Inc., Class A*	7,055
332	Iron Mountain, Inc.	10,269
331	ITT Corp.*	15,094
180	J.B. Hunt Transport Services, Inc.	7,616
228	Jacobs Engineering Group, Inc.*	8,846
187	Joy Global, Inc.	16,306
196	Kansas City Southern*	12,381
270	KBR, Inc.	7,536
147	Kennametal, Inc.	5,717
100	Kirby Corp.*	6,154
190	L-3 Communications Holdings, Inc.	12,878
151	Lincoln Electric Holdings, Inc.	5,496
146	Manpower, Inc.	6,298
643	Masco Corp.	6,173
85	MSC Industrial Direct Co., Class A	5,781
130	Navistar International Corp.*	5,469
111	Nordson Corp.	5,147
162	Oshkosh Corp.*	3,379
210	Owens Corning*	5,960
207	Pall Corp.	10,592
176	Pentair, Inc.	6,327
335	Pitney Bowes, Inc.	6,827
371	Quanta Services, Inc.*	7,750
336	R.R. Donnelley & Sons Co.	5,477
259	Robert Half International, Inc.	6,845
277	Rockwell Collins, Inc.	15,465
134	Rollins, Inc.	2,919
171	Roper Industries, Inc.	13,868
129	Shaw Group, Inc./The*	3,000
104	Snap-on, Inc.	5,582
1,438	Southwest Airlines Co.	12,295
210	Spirit AeroSystems Holdings, Inc., Class A*	3,585
91	SPX Corp.	4,970
154	Stericycle, Inc.*	12,871
196	Terex Corp.*	3,261
494	Textron, Inc.	9,593
94	Thomas & Betts Corp.*	4,671
141	Timken Co.	5,939
97	Towers Watson & Co., Class A	6,373
81	TransDigm Group, Inc.*	7,608
591	United Continental Holdings, Inc.*	11,418
142	URS Corp.*	5,069
225	Verisk Analytics, Inc., Class A*	7,909
105	W.W. Grainger, Inc.	17,988
121	WABCO Holdings, Inc.*	6,075
86	Wabtec Corp.	5,777
203	Waste Connections, Inc.	6,912
		578,777
	Information Technology - 15.0%
98	Acme Packet, Inc.*	3,549
1,025	Advanced Micro Devices, Inc.*	5,976
330	Akamai Technologies, Inc.*	8,890
91	Alliance Data Systems Corp.*	9,322
345	Amdocs Ltd.*	10,357
304	Amphenol Corp., Class A	14,437
532	Analog Devices, Inc.	19,455
165	ANSYS, Inc.*	8,969
208	Arrow Electronics, Inc.*	7,498
160	Aruba Networks, Inc.*	3,790
774	Atmel Corp.*	8,173

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
410	Autodesk, Inc.*	$14,186
273	Avnet, Inc.*	8,275
92	AVX Corp.	1,234
314	BMC Software, Inc.*	10,915
221	Broadridge Financial Solutions, Inc.	4,917
815	Brocade Communications Systems, Inc.*	3,570
275	Computer Sciences Corp.	8,652
84	Concur Technologies, Inc.*	3,908
196	Cree, Inc.*	5,221
308	Cypress Semiconductor Corp.*	5,886
95	Dolby Laboratories, Inc., Class A*	2,778
69	EchoStar Corp., Class A*	1,819
598	Electronic Arts, Inc.*	13,963
84	Equinix, Inc.*	8,065
144	F5 Networks, Inc.*	14,969
75	Factset Research Systems, Inc.	7,457
466	Fidelity National Information Services, Inc.	12,200
253	Fiserv, Inc.*	14,894
286	FLIR Systems, Inc.	7,522
215	Fortinet, Inc.*	4,958
159	Gartner, Inc.*	6,125
189	Genpact Ltd.*	3,052
143	Global Payments, Inc.	6,567
227	Harris Corp.	8,569
132	IAC/InterActiveCorp*	5,390
189	Informatica Corp.*	8,600
280	Ingram Micro, Inc., Class A*	5,006
48	IPG Photonics Corp.*	2,537
359	Jabil Circuit, Inc.	7,381
399	JDS Uniphase Corp.*	4,788
300	KLA-Tencor Corp.	14,127
223	Lam Research Corp.*	9,587
378	Linear Technology Corp.	12,213
1,025	LSI Corp.*	6,406
919	Marvell Technology Group Ltd.*	12,857
527	Maxim Integrated Products, Inc.	13,786
341	Microchip Technology, Inc.	12,331
1,547	Micron Technology, Inc.*	8,648
144	MICROS Systems, Inc.*	7,088
115	Molex, Inc.	2,839
143	Molex, Inc., Class A	2,917
166	National Instruments Corp.	4,434
281	NCR Corp.*	5,350
125	Novellus Systems, Inc.*	4,319
411	Nuance Communications, Inc.*	10,883
1,064	NVIDIA Corp.*	15,747
794	ON Semiconductor Corp.*	6,011
211	Parametric Technology Corp.*	4,395
580	Paychex, Inc.	16,901
316	Polycom, Inc.*	5,223
193	Rackspace Hosting, Inc.*	7,988
345	Red Hat, Inc.*	17,129
278	Riverbed Technology, Inc.*	7,667
199	Rovi Corp.*	9,858
632	SAIC, Inc.*	7,856
426	SanDisk Corp.*	21,585
750	Seagate Technology plc	12,113
332	Skyworks Solutions, Inc.*	6,577
126	Solera Holdings, Inc.	6,883
262	Synopsys, Inc.*	7,024
301	Teradata Corp.*	17,958
298	TIBCO Software, Inc.*	8,609
348	Total System Services, Inc.	6,922
219	Trimble Navigation Ltd.*	8,850
133	Varian Semiconductor Equipment Associates, Inc.*	8,348
186	VeriFone Systems, Inc.*	7,851
298	VeriSign, Inc.	9,563
257	Vishay Intertechnology, Inc.*	2,763
106	WebMD Health Corp.*	3,811
416	Western Digital Corp.*	11,082
474	Xilinx, Inc.	15,860
		696,179
	Materials - 6.4%
117	Airgas, Inc.	8,067
163	Albemarle Corp.	8,686
190	Allegheny Technologies, Inc.	8,816
146	Allied Nevada Gold Corp.*	5,545
111	Aptargroup, Inc.	5,325
127	Ashland, Inc.	6,726
293	Ball Corp.	10,129
185	Bemis Co., Inc.	5,200
280	Celanese Corp.	12,194
127	CF Industries Holdings, Inc.	20,608
59	Compass Minerals International, Inc.	4,488
270	Crown Holdings, Inc.*	9,123
70	Domtar Corp.	5,734
236	Eastman Chemical Co.	9,272
128	FMC Corp.	10,098
44	Greif, Inc., Class A	1,970
350	Huntsman Corp.	4,109
144	International Flavors & Fragrances, Inc.	8,721
35	Kronos Worldwide, Inc.	777
81	Martin Marietta Materials, Inc.	5,846
305	MeadWestvaco Corp.	8,513
110	Molycorp, Inc.*	4,210
246	Nalco Holding Co.	9,277
295	Owens-Illinois, Inc.*	5,924
183	Packaging Corp. of America	4,773
133	Reliance Steel & Aluminum Co.	5,877
123	Rockwood Holdings, Inc.*	5,663
97	Royal Gold, Inc.	6,943
235	RPM International, Inc.	5,280
76	Scotts Miracle-Gro Co./The, Class A	3,687
343	Sealed Air Corp.	6,105
160	Sherwin-Williams Co./The	13,234
187	Sigma-Aldrich Corp.	12,245
84	Silgan Holdings, Inc.	3,153
217	Solutia, Inc.*	3,526
179	Sonoco Products Co.	5,619
390	Steel Dynamics, Inc.	4,871
150	Titanium Metals Corp.	2,512
256	United States Steel Corp.	6,492
155	Valspar Corp.	5,405
209	Vulcan Materials Co.	6,540
110	W.R. Grace & Co.*	4,597
111	Walter Energy, Inc.	8,397
35	Westlake Chemical Corp.	1,442
		295,719
	Telecommunication Services - 0.9%
1,784	Frontier Communications Corp.	11,168
571	MetroPCS Communications, Inc.*	4,854
306	NII Holdings, Inc.*	7,200
165	Telephone & Data Systems, Inc.	3,655
271	tw telecom, inc.*	5,014
27	United States Cellular Corp.*	1,076
912	Windstream Corp.	11,099
		44,066
	Utilities - 6.9%
1,399	AES Corp./The*	15,697
140	AGL Resources, Inc.	5,872
197	Alliant Energy Corp.	8,034
429	Ameren Corp.	13,676
312	American Water Works Co., Inc.	9,525
248	Aqua America, Inc.	5,503

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Mid Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
161	Atmos Energy Corp.	$5,526
649	Calpine Corp.*	9,845
706	CenterPoint Energy, Inc.	14,713
451	CMS Energy Corp.	9,390
322	Constellation Energy Group, Inc.	12,783
210	DPL, Inc.	6,373
301	DTE Energy Co.	15,685
242	Great Plains Energy, Inc.	5,019
140	Integrys Energy Group, Inc.	7,407
92	ITC Holdings Corp.	6,687
311	MDU Resources Group, Inc.	6,410
139	National Fuel Gas Co.	8,519
502	NiSource, Inc.	11,089
313	Northeast Utilities	10,820
431	NRG Energy, Inc.*	9,232
185	NSTAR	8,342
418	NV Energy, Inc.	6,705
174	OGE Energy Corp.	9,003
173	Oneok, Inc.	13,157
403	Pepco Holdings, Inc.	7,979
194	Pinnacle West Capital Corp.	8,842
317	Questar Corp.	6,109
207	SCANA Corp.	8,752
361	TECO Energy, Inc.	6,704
200	UGI Corp.	5,734
207	Westar Energy, Inc.	5,643
418	Wisconsin Energy Corp.	13,556
866	Xcel Energy, Inc.	22,386
		320,717

	Total Common Stocks
	(Cost $4,988,403)	4,651,926

	Money Market Fund - 0.0%†
1,221	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,221)	1,221
	Total Investment Securities
	(Cost $4,989,624) — 100.0%	4,653,147
	Other assets less liabilities — 0.0%†	354
	Net Assets — 100.0%	$4,653,501

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,753
Aggregate gross unrealized depreciation	(578,960)
Net unrealized depreciation	$(344,207)
Federal income tax cost of investments	$4,997,354

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.0%
276	99 Cents Only Stores*	$6,017
360	Aaron's, Inc.	9,634
410	Aeropostale, Inc.*	5,601
192	American Greetings Corp., Class A	3,074
166	Ameristar Casinos, Inc.	3,071
263	Ann, Inc.*	7,006
138	Arbitron, Inc.	5,483
324	Ascena Retail Group, Inc.*	9,364
270	Bally Technologies, Inc.*	9,793
119	BJ's Restaurants, Inc.*	6,299
154	Bob Evans Farms, Inc.	5,067
94	Bridgepoint Education, Inc.*	2,037
431	Brinker International, Inc.	9,870
450	Brunswick Corp.	7,947
138	Buckle, Inc./The	6,149
93	Buffalo Wild Wings, Inc.*	6,158
249	Cabela's, Inc.*	6,205
68	Capella Education Co.*	2,367
311	Career Education Corp.*	5,016
257	Carter's, Inc.*	9,789
273	Cheesecake Factory, Inc./The*	7,641
895	Chico's FAS, Inc.	11,062
132	Childrens Place Retail Stores, Inc./The*	6,197
165	Choice Hotels International, Inc.	5,905
446	Cinemark Holdings, Inc.	9,219
156	Coinstar, Inc.*	7,447
313	Collective Brands, Inc.*	4,573
75	Columbia Sportswear Co.	4,031
316	Cooper Tire & Rubber Co.	4,528
117	Cracker Barrel Old Country Store, Inc.	4,960
454	Crocs, Inc.*	8,022
125	DG FastChannel, Inc.*	2,330
189	Dillard's, Inc., Class A	9,739
83	DineEquity, Inc.*	3,898
293	Domino's Pizza, Inc.*	9,385
347	DreamWorks Animation SKG, Inc., Class A*	6,437
126	DSW, Inc., Class A	6,595
142	Education Management Corp.*	2,820
288	Express, Inc.	6,506
127	Federal-Mogul Corp.*	2,141
267	Finish Line, Inc./The, Class A	5,367
214	Gaylord Entertainment Co.*	5,005
121	Genesco, Inc.*	7,132
120	Group 1 Automotive, Inc.	5,467
146	Helen of Troy Ltd.*	4,224
139	Hibbett Sports, Inc.*	5,725
318	Hillenbrand, Inc.	6,713
210	HSN, Inc.	7,491
372	Iconix Brand Group, Inc.*	6,677
139	International Speedway Corp., Class A	3,317
206	Interval Leisure Group, Inc.*	2,845
137	ITT Educational Services, Inc.*	8,489
252	Jack in the Box, Inc.*	5,186
437	Jones Group, Inc./The	4,881
139	JoS. A. Bank Clothiers, Inc.*	7,428
181	K12, Inc.*	6,344
339	KB Home	2,363
204	Life Time Fitness, Inc.*	8,799
314	Madison Square Garden Co./The, Class A*	8,299
148	Matthews International Corp., Class A	5,201
186	MDC Holdings, Inc.	4,166
261	Men's Wearhouse, Inc./The	8,060
185	Meredith Corp.	4,964
155	Monro Muffler Brake, Inc.	5,749
280	National CineMedia, Inc.	3,388
654	New York Times Co./The, Class A*	4,983
1,410	Office Depot, Inc.*	3,229
437	OfficeMax, Inc.*	2,237
479	Orient-Express Hotels Ltd., Class A*	4,086
228	Penske Automotive Group, Inc.	4,649
113	PF Chang's China Bistro, Inc.	3,514
595	Pier 1 Imports, Inc.*	7,443
315	Pinnacle Entertainment, Inc.*	3,566
247	Pool Corp.	7,217
507	RadioShack Corp.	6,038
402	Regal Entertainment Group, Class A	5,805
293	Regis Corp.	4,793
313	Rent-A-Center, Inc.	10,689
623	Saks, Inc.*	6,585
489	Sally Beauty Holdings, Inc.*	9,384
311	Scientific Games Corp., Class A*	2,703
1,213	Service Corp. International	12,130
278	Six Flags Entertainment Corp.	9,980
196	Skechers U.S.A., Inc., Class A*	2,795
198	Steven Madden Ltd.*	7,306
61	Strayer Education, Inc.	5,198
307	Tenneco, Inc.*	10,045
323	Texas Roadhouse, Inc.	4,629
241	Thor Industries, Inc.	6,372
184	Vail Resorts, Inc.	8,199
239	Valassis Communications, Inc.*	4,668
119	Vera Bradley, Inc.*	5,391
141	Vitamin Shoppe, Inc.*	5,317
1,580	Wendy's Co./The	7,995
291	WMS Industries, Inc.*	6,376
250	Wolverine World Wide, Inc.	9,482
142	World Wrestling Entertainment, Inc., Class A	1,492
108	Zumiez, Inc.*	2,457
		589,416
	Consumer Staples - 3.7%
46	Boston Beer Co., Inc., Class A*	4,070
192	Casey's General Stores, Inc.	9,514
593	Darling International, Inc.*	8,314
933	Dean Foods Co.*	9,069
111	Diamond Foods, Inc.	7,298
184	Dole Food Co., Inc.*	1,947
699	Flowers Foods, Inc.	14,113
201	Fresh Del Monte Produce, Inc.	5,117
185	Hain Celestial Group, Inc./The*	6,209
71	J&J Snack Foods Corp.	3,661
101	Lancaster Colony Corp.	6,718
298	Nu Skin Enterprises, Inc., Class A	15,058
241	Pilgrim's Pride Corp.*	1,215
92	Pricesmart, Inc.	6,996
218	Ruddick Corp.	9,529
104	Sanderson Farms, Inc.	5,148
317	Snyders-Lance, Inc.	6,727
127	Spectrum Brands Holdings, Inc.*	3,223
1,077	SUPERVALU, Inc.	8,637
142	Tootsie Roll Industries, Inc.	3,517
182	TreeHouse Foods, Inc.*	11,164
246	United Natural Foods, Inc.*	8,981
119	Universal Corp.	5,096
202	Vector Group Ltd.	3,549
57	Weis Markets, Inc.	2,254
		167,124
	Energy - 6.0%
46	Apco Oil and Gas International, Inc.	3,818
222	ATP Oil & Gas Corp.*	2,342
286	Atwood Oceanics, Inc.*	12,224

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
148	Basic Energy Services, Inc.*	$2,714
263	Berry Petroleum Co., Class A	9,087
219	Bill Barrett Corp.*	9,110
176	Bristow Group, Inc.	8,761
178	Carrizo Oil & Gas, Inc.*	4,842
46	Clayton Williams Energy, Inc.*	3,006
309	Cloud Peak Energy, Inc.*	7,091
403	Complete Production Services, Inc.*	13,218
242	Comstock Resources, Inc.*	4,414
67	Contango Oil & Gas Co.*	4,311
440	CVR Energy, Inc.*	10,894
325	Exterran Holdings, Inc.*	3,087
529	Global Industries Ltd.*	4,206
135	Gulfmark Offshore, Inc., Class A*	5,615
212	Gulfport Energy Corp.*	6,602
511	Helix Energy Solutions Group, Inc.*	9,229
602	ION Geophysical Corp.*	4,587
726	Key Energy Services, Inc.*	9,387
155	Lufkin Industries, Inc.	9,159
321	Northern Oil and Gas, Inc.*	7,759
356	Oasis Petroleum, Inc.*	10,445
136	Overseas Shipholding Group, Inc.	1,697
464	Patriot Coal Corp.*	5,828
614	Quicksilver Resources, Inc.*	4,728
259	Resolute Energy Corp.*	3,367
269	Rosetta Resources, Inc.*	11,927
110	SEACOR Holdings, Inc.	9,366
218	Ship Finance International Ltd.	3,120
249	Stone Energy Corp.*	6,048
405	Superior Energy Services, Inc.*	11,389
216	Swift Energy Co.*	6,614
215	Teekay Corp.	5,538
389	TETRA Technologies, Inc.*	3,695
244	Unit Corp.*	11,971
144	Venoco, Inc.*	1,403
184	W&T Offshore, Inc.	3,623
279	Western Refining, Inc.*	4,458
360	World Fuel Services Corp.	14,346
		275,026
	Financials - 21.7%
204	Acadia Realty Trust (REIT)	4,227
17	Alexander's, Inc. (REIT)	7,373
353	American Campus Communities, Inc. (REIT)	13,742
73	American National Insurance Co.	5,217
121	Amtrust Financial Services, Inc.	3,071
671	Anworth Mortgage Asset Corp. (REIT)	4,328
158	Argo Group International Holdings Ltd.	4,770
161	Artio Global Investors, Inc.	1,179
360	Aspen Insurance Holdings Ltd.	9,536
877	Associated Banc-Corp.	9,779
455	Astoria Financial Corp.	3,776
396	BancorpSouth, Inc.	3,869
239	Bank of Hawaii Corp.	10,093
665	BioMed Realty Trust, Inc. (REIT)	12,043
683	Brandywine Realty Trust (REIT)	6,222
1,629	CapitalSource, Inc.	10,360
851	Capitol Federal Financial, Inc.	9,438
429	Capstead Mortgage Corp. (REIT)	5,199
150	Cash America International, Inc.	8,212
399	Cathay General Bancorp	5,582
715	CBL & Associates Properties, Inc. (REIT)	10,997
458	CBOE Holdings, Inc.	11,968
1,147	CNO Financial Group, Inc.*	7,169
106	Cohen & Steers, Inc.	2,880
443	Colonial Properties Trust (REIT)	8,984
425	CommonWealth REIT (REIT)	8,224
189	Community Bank System, Inc.	4,831
365	Corporate Office Properties Trust (REIT)	8,851
426	Cousins Properties, Inc. (REIT)	2,795
34	Credit Acceptance Corp.*	2,343
445	CubeSmart (REIT)	4,365
480	CVB Financial Corp.	4,661
419	CYS Investments, Inc. (REIT)	5,313
1,248	DCT Industrial Trust, Inc. (REIT)	6,190
250	Delphi Financial Group, Inc., Class A	6,620
855	DiamondRock Hospitality Co. (REIT)	7,738
317	DuPont Fabros Technology, Inc. (REIT)	6,590
137	EastGroup Properties, Inc. (REIT)	5,975
206	Endurance Specialty Holdings Ltd.	7,663
51	Enstar Group Ltd.*	4,690
236	Entertainment Properties Trust (REIT)	10,573
198	Equity Lifestyle Properties, Inc. (REIT)	13,094
314	Equity One, Inc. (REIT)	5,385
479	Extra Space Storage, Inc. (REIT)	10,792
222	Ezcorp, Inc., Class A*	6,167
69	FBL Financial Group, Inc., Class A	2,253
209	Financial Engines, Inc.*	4,746
535	First American Financial Corp.	6,420
144	First Cash Financial Services, Inc.*	5,976
28	First Citizens BancShares Inc./NC, Class A	4,565
294	First Financial Bancorp.	4,822
160	First Financial Bankshares, Inc.	5,082
1,327	First Horizon National Corp.	9,276
376	First Midwest Bancorp, Inc./IL	3,388
555	FirstMerit Corp.	7,776
645	FNB Corp./PA	6,508
679	Forest City Enterprises, Inc., Class A*	9,289
374	Franklin Street Properties Corp. (REIT)	4,750
1,015	Fulton Financial Corp.	9,582
144	Getty Realty Corp. (REIT)	2,295
365	Glacier Bancorp, Inc.	4,143
546	Glimcher Realty Trust (REIT)	5,001
189	Government Properties Income Trust (REIT)	4,447
103	Green Dot Corp., Class A*	3,365
148	Greenhill & Co., Inc.	5,591
154	Greenlight Capital Re Ltd., Class A*	3,470
396	Hancock Holding Co.	11,999
231	Hanover Insurance Group, Inc./The	8,815
61	Harleysville Group, Inc.	3,584
382	Hatteras Financial Corp. (REIT)	9,817
395	Healthcare Realty Trust, Inc. (REIT)	7,462
763	Hersha Hospitality Trust (REIT)	3,365
368	Highwoods Properties, Inc. (REIT)	11,401
208	Home Properties, Inc. (REIT)	12,251
154	Iberiabank Corp.	7,965
392	Inland Real Estate Corp. (REIT)	2,940
292	International Bancshares Corp.	5,291
586	Invesco Mortgage Capital, Inc. (REIT)	9,247
235	Investors Bancorp, Inc.*	3,262
946	Janus Capital Group, Inc.	6,206
157	KBW, Inc.	2,223
225	Kemper Corp.	6,050
297	Kilroy Realty Corp. (REIT)	10,897
504	Knight Capital Group, Inc., Class A*	6,295
432	LaSalle Hotel Properties (REIT)	10,329
706	Lexington Realty Trust (REIT)	5,549
277	MB Financial, Inc.	4,590
778	MBIA, Inc.*	6,846
565	Medical Properties Trust, Inc. (REIT)	5,706
134	Mercury General Corp.	5,802
838	MF Global Holdings Ltd.*^	—

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
1,809	MFA Financial, Inc. (REIT)	$12,211
947	MGIC Investment Corp.*	2,519
189	Mid-America Apartment Communities, Inc. (REIT)	11,794
313	Montpelier Re Holdings Ltd.	5,477
119	National Health Investors, Inc. (REIT)	5,318
647	National Penn Bancshares, Inc.	5,047
478	National Retail Properties, Inc. (REIT)	13,025
61	Navigators Group, Inc./The*	2,783
141	Nelnet, Inc., Class A	3,029
169	Netspend Holdings, Inc.*	972
525	Northwest Bancshares, Inc.	6,547
376	Ocwen Financial Corp.*	5,452
481	Old National Bancorp/IN	5,565
524	Omega Healthcare Investors, Inc. (REIT)	9,306
118	OneBeacon Insurance Group Ltd., Class A	1,796
27	Pacific Capital Bancorp*	699
67	Park National Corp.	4,001
259	Pebblebrook Hotel Trust (REIT)	4,929
281	Pennsylvania Real Estate Investment Trust (REIT)	2,883
286	PHH Corp.*	5,277
189	Platinum Underwriters Holdings Ltd.	6,545
86	Portfolio Recovery Associates, Inc.*	6,032
256	Post Properties, Inc. (REIT)	10,516
203	Potlatch Corp. (REIT)	6,593
206	Primerica, Inc.	4,662
330	PrivateBancorp, Inc.	3,597
148	ProAssurance Corp.	11,329
238	Prosperity Bancshares, Inc.	9,161
430	Protective Life Corp.	7,998
288	Provident Financial Services, Inc.	3,730
97	PS Business Parks, Inc. (REIT)	5,163
359	Redwood Trust, Inc. (REIT)	4,172
89	RLI Corp.	6,260
274	Selective Insurance Group, Inc.	4,392
210	Signature Bank/NY*	11,708
140	Sovran Self Storage, Inc. (REIT)	6,188
466	St Joe Co./The*	6,687
226	StanCorp Financial Group, Inc.	7,670
476	Starwood Property Trust, Inc. (REIT)	8,944
141	Sterling Financial Corp.*	2,116
274	Stifel Financial Corp.*	8,732
754	Strategic Hotels & Resorts, Inc. (REIT)*	4,290
598	Sunstone Hotel Investors, Inc. (REIT)*	4,156
794	Susquehanna Bancshares, Inc.	5,764
220	SVB Financial Group*	10,107
396	Symetra Financial Corp.	3,671
3,709	Synovus Financial Corp.	5,563
436	Tanger Factory Outlet Centers (REIT)	12,278
766	TCF Financial Corp.	8,150
189	Texas Capital Bancshares, Inc.*	5,292
189	Tower Group, Inc.	4,485
290	Trustmark Corp.	6,421
177	UMB Financial Corp.	6,526
582	Umpqua Holdings Corp.	6,664
255	United Bankshares, Inc.	6,054
865	Valley National Bancorp	10,380
560	Washington Federal, Inc.	7,644
335	Washington Real Estate Investment Trust (REIT)	9,702
376	Webster Financial Corp.	7,385
145	Westamerica Bancorp.	6,499
180	Wintrust Financial Corp.	5,198
76	World Acceptance Corp.*	5,141
		985,706
	Health Care – 10.3%
200	Accretive Health, Inc.*	4,762
200	Acorda Therapeutics, Inc.*	4,368
311	Align Technology, Inc.*	7,162
482	Alkermes plc*	8,430
150	Amedisys, Inc.*	1,970
670	Ariad Pharmaceuticals, Inc.*	7,792
139	Arthrocare Corp.*	4,191
178	athenahealth, Inc.*	9,418
563	BioMarin Pharmaceutical, Inc.*	19,204
220	Catalyst Health Solutions, Inc.*	12,093
254	Centene Corp.*	8,928
318	Cepheid, Inc.*	11,410
262	Charles River Laboratories International, Inc.*	8,457
108	Chemed Corp.	6,411
310	Cubist Pharmaceuticals, Inc.*	11,721
143	Cyberonics, Inc.*	4,118
230	Emdeon, Inc., Class A*	4,363
155	Gentiva Health Services, Inc.*	642
131	Haemonetics Corp.*	7,984
1,291	Health Management Associates, Inc., Class A*	11,309
484	HealthSouth Corp.*	8,547
345	Healthspring, Inc.*	18,609
318	Hill-Rom Holdings, Inc.	10,707
430	HMS Holdings Corp.*	10,509
334	Impax Laboratories, Inc.*	6,316
106	Integra LifeSciences Holdings Corp.*	3,398
309	InterMune, Inc.*	7,880
157	Invacare Corp.	3,525
479	Isis Pharmaceuticals, Inc.*	3,971
122	Jazz Pharmaceuticals, Inc.*	4,753
264	Kindred Healthcare, Inc.*	3,076
264	LifePoint Hospitals, Inc.*	10,206
156	Magellan Health Services, Inc.*	8,029
277	Masimo Corp.	5,728
277	MedAssets, Inc.*	2,953
322	Medicis Pharmaceutical Corp., Class A	12,329
208	Meridian Bioscience, Inc.	3,790
154	Molina Healthcare, Inc.*	3,262
64	MWI Veterinary Supply, Inc.*	4,832
435	Myriad Genetics, Inc.*	9,257
118	Neogen Corp.*	4,561
202	NuVasive, Inc.*	2,994
323	Onyx Pharmaceuticals, Inc.*	13,220
324	Owens & Minor, Inc.	9,694
184	Par Pharmaceutical Cos., Inc.*	5,630
299	PAREXEL International Corp.*	6,587
271	PSS World Medical, Inc.*	6,030
186	Quality Systems, Inc.	7,237
296	Questcor Pharmaceuticals, Inc.*	12,021
270	Salix Pharmaceuticals Ltd.*	9,249
286	Select Medical Holdings Corp.*	2,488
274	STERIS Corp.	8,489
146	Team Health Holdings, Inc.*	2,967
176	Techne Corp.	12,109
207	Teleflex, Inc.	12,391
303	Thoratec Corp.*	11,063
184	Universal American Corp.	2,116
437	VCA Antech, Inc.*	8,880
386	Viropharma, Inc.*	7,813
267	Volcano Corp.*	6,656
217	WellCare Health Plans, Inc.*	10,635
171	West Pharmaceutical Services, Inc.	6,647
112	Zoll Medical Corp.*	4,235
		470,122

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Industrials - 16.6%
215	3D Systems Corp.*	$3,498
201	AAR Corp.	4,006
225	ABM Industries, Inc.	4,550
349	Actuant Corp., Class A	7,853
219	Acuity Brands, Inc.	10,140
199	Aegion Corp.*	2,943
251	Aircastle Ltd.	3,045
183	Alaska Air Group, Inc.*	12,175
210	Alexander & Baldwin, Inc.	8,717
168	Alliant Techsystems, Inc.	9,757
30	Amerco, Inc.*	2,271
1,689	AMR Corp.*	4,442
198	AO Smith Corp.	7,358
197	Applied Industrial Technologies, Inc.	6,623
110	Armstrong World Industries, Inc.	4,685
133	Atlas Air Worldwide Holdings, Inc.*	5,123
533	Avis Budget Group, Inc.*	7,515
246	Barnes Group, Inc.	5,724
234	Beacon Roofing Supply, Inc.*	4,313
241	Belden, Inc.	7,780
250	Brady Corp., Class A	7,680
254	Briggs & Stratton Corp.	3,708
238	Brink's Co./The	6,614
310	Carlisle Cos., Inc.	12,933
120	Ceradyne, Inc.*	4,015
149	Chart Industries, Inc.*	8,420
256	CLARCOR, Inc.	12,411
236	Clean Harbors, Inc.*	13,752
127	Colfax Corp.*	3,208
280	Con-way, Inc.	8,252
176	Corporate Executive Board Co./The	6,440
129	CoStar Group, Inc.*	7,937
611	Covanta Holding Corp.	8,957
258	Crane Co.	11,380
81	Cubic Corp.	3,817
237	Curtiss-Wright Corp.	7,769
261	Deluxe Corp.	6,165
181	DigitalGlobe, Inc.*	3,692
135	Dollar Thrifty Automotive Group, Inc.*	8,240
337	EMCOR Group, Inc.	8,449
255	EnerSys*	5,745
134	ESCO Technologies, Inc.	4,096
154	Esterline Technologies Corp.*	8,609
149	Forward Air Corp.	4,880
99	Franklin Electric Co., Inc.	4,546
211	FTI Consulting, Inc.*	8,316
237	GATX Corp.	9,001
141	Generac Holdings, Inc.*	3,223
264	General Cable Corp.*	7,403
204	Genesee & Wyoming, Inc., Class A*	12,079
327	Geo Group, Inc./The*	5,961
665	GrafTech International Ltd.*	10,447
174	Granite Construction, Inc.	3,915
408	Harsco Corp.	9,404
318	Healthcare Services Group, Inc.	5,517
281	Heartland Express, Inc.	3,768
64	HEICO Corp.	3,649
117	HEICO Corp., Class A	4,599
295	Herman Miller, Inc.	6,092
500	Hexcel Corp.*	12,355
189	HNI Corp.	4,545
189	HUB Group, Inc., Class A*	5,908
268	II-VI, Inc.*	5,095
296	Interface, Inc., Class A	3,860
1,263	JetBlue Airways Corp.*	5,658
159	KAR Auction Services, Inc.*	2,186
164	Kaydon Corp.	5,159
288	Knight Transportation, Inc.	4,378
239	Korn/Ferry International*	3,817
243	Landstar System, Inc.	10,845
256	Lennox International, Inc.	8,241
667	Manitowoc Co., Inc./The	7,390
323	MasTec, Inc.*	6,983
478	Meritor, Inc.*	4,551
95	Middleby Corp.*	8,007
163	Mine Safety Appliances Co.	5,469
213	Moog, Inc., Class A*	8,249
192	Mueller Industries, Inc.	7,766
28	NACCO Industries, Inc., Class A	2,299
277	Old Dominion Freight Line, Inc.*	10,130
297	Orbital Sciences Corp.*	4,592
205	Polypore International, Inc.*	10,752
92	Raven Industries, Inc.	5,521
196	Regal-Beloit Corp.	10,414
194	Robbins & Myers, Inc.	8,670
320	RSC Holdings, Inc.*	3,123
260	Ryder System, Inc.	13,244
56	Sauer-Danfoss, Inc.*	2,168
2	Seaboard Corp.	4,396
204	Simpson Manufacturing Co., Inc.	6,255
264	Skywest, Inc.	3,540
440	Steelcase, Inc., Class A	3,260
214	SYKES Enterprises, Inc.*	3,409
116	TAL International Group, Inc.	3,228
186	Teledyne Technologies, Inc.*	10,131
316	Tetra Tech, Inc.*	6,898
93	Textainer Group Holdings Ltd.	2,553
213	Titan International, Inc.	4,793
157	Toro Co./The	8,484
404	Trinity Industries, Inc.	11,017
197	Triumph Group, Inc.	11,446
165	Tutor Perini Corp.*	2,397
76	Unifirst Corp.	3,979
317	United Rentals, Inc.*	7,421
226	United Stationers, Inc.	7,189
817	US Airways Group, Inc.*	4,714
337	USG Corp.*	3,121
516	UTi Worldwide, Inc.	7,539
115	Valmont Industries, Inc.	9,861
128	Watsco, Inc.	7,893
154	Watts Water Technologies, Inc., Class A	4,850
262	Werner Enterprises, Inc.	6,209
219	WESCO International, Inc.*	10,613
295	Woodward, Inc.	9,995
		754,173
	Information Technology - 18.3%
169	ACI Worldwide, Inc.*	5,183
414	Acxiom Corp.*	5,461
328	ADTRAN, Inc.	11,021
167	Advent Software, Inc.*	4,576
553	Amkor Technology, Inc.*	2,677
152	Ancestry.com, Inc.*	3,461
155	Anixter International, Inc.*	9,097
539	AOL, Inc.*	7,611
495	Ariba, Inc.*	15,682
606	Arris Group, Inc.*	6,521
478	Aspen Technology, Inc.*	8,289
303	Benchmark Electronics, Inc.*	4,163
227	Blackbaud, Inc.	6,363
220	Blue Coat Systems, Inc.*	3,542

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
119	Cabot Microelectronics Corp.*	$4,584
154	CACI International, Inc., Class A*	8,453
1,373	Cadence Design Systems, Inc.*	15,199
246	Cavium, Inc.*	8,042
204	Checkpoint Systems, Inc.*	2,703
486	Ciena Corp.*	6,405
331	Cirrus Logic, Inc.*	5,508
195	Cognex Corp.	6,609
129	Coherent, Inc.*	6,575
212	CommVault Systems, Inc.*	9,027
1,111	Compuware Corp.*	9,388
533	Convergys Corp.*	5,703
540	CoreLogic, Inc.*	6,572
144	Cymer, Inc.*	6,257
210	DealerTrack Holdings, Inc.*	4,555
263	Dice Holdings, Inc.*	2,677
326	Diebold, Inc.	10,523
201	Digital River, Inc.*	3,684
177	Diodes, Inc.*	3,959
187	DST Systems, Inc.	9,386
548	Earthlink, Inc.	3,841
445	Emulex Corp.*	3,729
682	Entegris, Inc.*	6,111
247	Euronet Worldwide, Inc.*	4,784
196	Fair Isaac Corp.	5,361
648	Fairchild Semiconductor International, Inc.*	9,701
199	FEI Co.*	7,912
455	Finisar Corp.*	9,323
73	Forrester Research, Inc.	2,614
643	GT Advanced Technologies, Inc.*	5,273
583	Harmonic, Inc.*	3,206
143	Hittite Microwave Corp.*	7,522
161	iGate Corp.	2,170
743	Integrated Device Technology, Inc.*	4,517
231	InterDigital, Inc.	10,037
352	International Rectifier Corp.*	8,550
638	Intersil Corp., Class A	7,637
185	IntraLinks Holdings, Inc.*	1,608
206	Itron, Inc.*	7,579
254	Ixia*	2,878
235	j2 Global Communications, Inc.	7,233
438	Jack Henry & Associates, Inc.	14,196
215	JDA Software Group, Inc.*	6,852
429	Lender Processing Services, Inc.	7,529
403	Lexmark International, Inc., Class A*	12,775
117	Littelfuse, Inc.	5,728
113	LogMeIn, Inc.*	4,596
62	Loral Space & Communications, Inc.*	3,751
119	Mantech International Corp., Class A	4,180
174	MAXIMUS, Inc.	7,019
1,170	MEMC Electronic Materials, Inc.*	7,008
480	Mentor Graphics Corp.*	5,453
439	Microsemi Corp.*	8,104
42	MicroStrategy, Inc., Class A*	5,534
266	MKS Instruments, Inc.	7,086
659	Monster Worldwide, Inc.*	6,083
190	Netgear, Inc.*	6,737
350	Netlogic Microsystems, Inc.*	17,220
180	Netscout Systems, Inc.*	2,950
150	NetSuite, Inc.*	5,706
373	NeuStar, Inc., Class A*	11,858
303	Omnivision Technologies, Inc.*	4,942
120	OpenTable, Inc.*	5,263
82	Pegasystems, Inc.	3,099
237	Plantronics, Inc.	7,918
180	Plexus Corp.*	4,626
1,185	PMC - Sierra, Inc.*	7,513
146	Power Integrations, Inc.	5,202
279	Power-One, Inc.*	1,381
341	Progress Software Corp.*	7,181
384	QLIK Technologies, Inc.*	10,971
528	QLogic Corp.*	7,376
303	Quest Software, Inc.*	5,330
529	Rambus, Inc.*	9,379
162	RealPage, Inc.*	4,269
1,404	RF Micro Devices, Inc.*	10,305
131	RightNow Technologies, Inc.*	5,634
144	Rofin-Sinar Technologies, Inc.*	3,744
407	Sanmina-SCI Corp.*	3,586
553	Sapient Corp.	6,835
137	Scansource, Inc.*	4,762
332	Semtech Corp.*	8,107
226	Silicon Laboratories, Inc.*	9,662
292	SolarWinds, Inc.*	8,427
1,059	Sonus Networks, Inc.*	2,806
173	SS&C Technologies Holdings, Inc.*	2,744
212	STEC, Inc.*	2,400
107	Stratasys, Inc.*	3,000
424	SuccessFactors, Inc.*	11,321
133	SunPower Corp., Class A*	1,333
85	SunPower Corp., Class B*	803
174	Synaptics, Inc.*	5,879
153	Synchronoss Technologies, Inc.*	4,599
124	SYNNEX Corp.*	3,580
78	Syntel, Inc.	3,814
441	Take-Two Interactive Software, Inc.*	6,959
210	Taleo Corp., Class A*	6,804
237	Tech Data Corp.*	11,656
145	TeleTech Holdings, Inc.*	2,535
1,687	Tellabs, Inc.	7,305
942	Teradyne, Inc.*	13,489
260	Tessera Technologies, Inc.*	3,580
613	TiVo, Inc.*	6,639
37	Travelzoo, Inc.*	1,179
837	TriQuint Semiconductor, Inc.*	4,453
271	TTM Technologies, Inc.*	3,027
131	Ultimate Software Group, Inc.*	7,884
199	Unisys Corp.*	5,172
204	Universal Display Corp.*	9,553
402	ValueClick, Inc.*	7,075
209	Veeco Instruments, Inc.*	5,578
113	Verint Systems, Inc.*	3,367
214	Viasat, Inc.*	9,114
203	VistaPrint N.V.*	7,089
203	Websense, Inc.*	3,622
196	Wright Express Corp.*	9,188
274	Zebra Technologies Corp., Class A*	9,793
		834,259
	Materials - 5.5%
555	AK Steel Holding Corp.	4,623
136	AMCOL International Corp.	4,106
147	Balchem Corp.	5,420
204	Buckeye Technologies, Inc.	6,169
305	Cabot Corp.	9,205
284	Calgon Carbon Corp.*	4,530
224	Carpenter Technology Corp.	12,705
329	Century Aluminum Co.*	3,672
117	Clearwater Paper Corp.*	3,876
455	Coeur d'Alene Mines Corp.*	11,634
587	Commercial Metals Co.	7,297
252	Cytec Industries, Inc.	11,257

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Small Cap Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
228	Eagle Materials, Inc.	$4,692
437	Ferro Corp.*	2,828
172	Georgia Gulf Corp.*	3,113
267	Globe Specialty Metals, Inc.	4,451
251	H.B. Fuller Co.	5,394
1,418	Hecla Mining Co.*	8,891
111	Innophos Holdings, Inc.	4,883
266	Intrepid Potash, Inc.*	7,403
85	Kaiser Aluminum Corp.	3,949
162	Kraton Performance Polymers, Inc.*	3,188
670	Louisiana-Pacific Corp.*	4,456
92	Minerals Technologies, Inc.	5,045
49	NewMarket Corp.	9,513
112	Noranda Aluminum Holding Corp.*	1,037
362	Olin Corp.	6,827
164	OM Group, Inc.*	4,741
470	PolyOne Corp.	5,259
362	Rock-Tenn Co., Class A	21,427
152	RTI International Metals, Inc.*	4,011
124	Schnitzer Steel Industries, Inc., Class A	5,803
82	Schweitzer-Mauduit International, Inc.	5,766
254	Sensient Technologies Corp.	9,388
523	Stillwater Mining Co.*	5,941
546	Temple-Inland, Inc.	17,368
120	Texas Industries, Inc.	3,600
299	Worthington Industries, Inc.	5,167
		248,635
	Telecommunication Services - 0.2%
118	AboveNet, Inc.	7,003
732	Vonage Holdings Corp.*	2,452
		9,455
	Utilities - 4.7%
165	Allete, Inc.	6,519
295	Avista Corp.	7,508
200	Black Hills Corp.	6,742
310	Cleco Corp.	11,430
212	El Paso Electric Co.	6,790
213	Empire District Electric Co./The	4,254
3,919	GenOn Energy, Inc.*	11,953
487	Hawaiian Electric Industries, Inc.	12,336
252	IDACORP, Inc.	10,176
106	Laclede Group, Inc./The	4,253
117	MGE Energy, Inc.	5,106
211	New Jersey Resources Corp.	9,921
231	Nicor, Inc.	12,994
135	Northwest Natural Gas Co.	6,307
182	NorthWestern Corp.	6,270
91	Ormat Technologies, Inc.	1,728
165	Otter Tail Corp.	3,203
364	Piedmont Natural Gas Co., Inc.	11,899
399	PNM Resources, Inc.	7,174
382	Portland General Electric Co.	9,374
151	South Jersey Industries, Inc.	8,503
233	Southwest Gas Corp.	9,199
256	UIL Holdings Corp.	8,724
186	Unisource Energy Corp.	6,934
411	Vectren Corp.	11,664
261	WGL Holdings, Inc.	11,173
		212,134

	Total Common Stocks
	(Cost $4,971,795)	4,546,050

	Money Market Fund - 0.0%†
870	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $870)	870
	Total Investment Securities
	(Cost $4,972,665) — 100.0%	4,546,920
	Other assets less liabilities — 0.0%†	219
	Net Assets — 100.0%	$4,547,139

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by Board of Trustees. At October 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,376
Aggregate gross unrealized depreciation	(657,127)
Net unrealized depreciation	$(438,751)
Federal income tax cost of investments	$4,985,671

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.5%
98	Arbitron, Inc.	$3,894
147	Clear Channel Outdoor Holdings, Inc., Class A*	1,617
1,715	Interpublic Group of Cos., Inc./The	16,258
209	Lamar Advertising Co., Class A*	4,700
198	National CineMedia, Inc.	2,396
1,007	Omnicom Group, Inc.	44,791
		73,656
	Apparel Retail - 6.1%
316	Abercrombie & Fitch Co., Class A	23,510
289	Aeropostale, Inc.*	3,948
700	American Eagle Outfitters, Inc.	9,191
186	Ann, Inc.*	4,955
229	Ascena Retail Group, Inc.*	6,618
98	Buckle, Inc./The	4,367
631	Chico's FAS, Inc.	7,799
93	Childrens Place Retail Stores, Inc./The*	4,366
221	Collective Brands, Inc.*	3,229
89	DSW, Inc., Class A	4,658
203	Express, Inc.	4,586
189	Finish Line, Inc./The, Class A	3,799
555	Foot Locker, Inc.	12,132
986	Gap, Inc./The	18,636
85	Genesco, Inc.*	5,010
230	Guess?, Inc.	7,588
98	JoS. A. Bank Clothiers, Inc.*	5,237
940	Ltd. Brands, Inc.	40,147
184	Men's Wearhouse, Inc./The	5,682
421	Ross Stores, Inc.	36,934
1,384	TJX Cos., Inc.	81,559
452	Urban Outfitters, Inc.*	12,317
76	Zumiez, Inc.*	1,729
		307,997
	Apparel, Accessories & Luxury Goods - 4.6%
181	Carter's, Inc.*	6,894
1,035	Coach, Inc.	67,347
53	Columbia Sportswear Co.	2,848
192	Fossil, Inc.*	19,903
345	Hanesbrands, Inc.*	9,098
262	Iconix Brand Group, Inc.*	4,703
308	Jones Group, Inc./The	3,440
221	PVH Corp.	16,445
221	Ralph Lauren Corp.	35,093
141	Under Armour, Inc., Class A*	11,902
84	Vera Bradley, Inc.*	3,805
310	VF Corp.	42,848
154	Warnaco Group, Inc./The*	7,561
		231,887
	Auto Parts & Equipment - 3.3%
392	BorgWarner, Inc.*	29,984
89	Federal-Mogul Corp.*	1,500
511	Gentex Corp.	15,391
2,436	Johnson Controls, Inc.	80,218
372	Lear Corp.	17,451
217	Tenneco, Inc.*	7,100
372	TRW Automotive Holdings Corp.*	15,661
		167,305
	Automobile Manufacturers - 4.2%
13,352	Ford Motor Co.*	155,951
2,070	General Motors Co.*	53,510
170	Thor Industries, Inc.	4,495
		213,956
	Automotive Retail - 2.5%
264	Advance Auto Parts, Inc.	17,178
162	AutoNation, Inc.*	6,308
89	AutoZone, Inc.*	28,800
809	CarMax, Inc.*	24,319
85	Group 1 Automotive, Inc.	3,873
109	Monro Muffler Brake, Inc.	4,043
487	O'Reilly Automotive, Inc.*	37,036
161	Penske Automotive Group, Inc.	3,283
		124,840
	Broadcasting - 2.4%
2,239	CBS Corp., Class B	57,789
504	Discovery Communications, Inc., Class A*	21,904
453	Discovery Communications, Inc., Class C*	17,925
176	Liberty Media Corp. - Liberty Starz*	12,021
315	Scripps Networks Interactive, Inc., Class A	13,381
		123,020
	Building Products - 0.2%
1,288	Masco Corp.	12,365

	Cable & Satellite - 0.5%
14,064	Sirius XM Radio, Inc.*	25,175

	Casinos & Gaming - 3.3%
117	Ameristar Casinos, Inc.	2,164
190	Bally Technologies, Inc.*	6,891
1,074	International Game Technology	18,892
1,411	Las Vegas Sands Corp.*	66,246
1,156	MGM Resorts International*	13,317
243	Penn National Gaming, Inc.*	8,748
222	Pinnacle Entertainment, Inc.*	2,513
205	WMS Industries, Inc.*	4,492
318	Wynn Resorts Ltd.	42,230
		165,493
	Catalog Retail - 0.7%
2,052	Liberty Interactive Corp., Class A*	33,714

	Computer & Electronics Retail - 0.9%
1,092	Best Buy Co., Inc.	28,643
504	GameStop Corp., Class A*	12,887
357	RadioShack Corp.	4,252
		45,782
	Construction & Farm Machinery & Heavy Trucks - 0.4%
337	Meritor, Inc.*	3,208
150	Titan International, Inc.	3,375
242	WABCO Holdings, Inc.*	12,151
		18,734
	Consumer Finance - 0.1%
157	Ezcorp, Inc., Class A*	4,361

	Data Processing & Outsourced Services - 0.8%
2,250	Western Union Co./The	39,308

	Department Stores - 3.4%
133	Dillard's, Inc., Class A	6,853
535	J.C. Penney Co., Inc.	17,163
949	Kohl's Corp.	50,307
1,526	Macy's, Inc.	46,589
609	Nordstrom, Inc.	30,870
439	Saks, Inc.*	4,640
165	Sears Holdings Corp.*	12,900
		169,322

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Distillers & Vintners - 0.5%
550	Beam, Inc.	$27,187

	Distributors - 0.1%
174	Pool Corp.	5,084

	Diversified Support Services - 0.1%
112	KAR Auction Services, Inc.*	1,540
53	Unifirst Corp.	2,774
		4,314
	Electronic Components - 0.1%
190	Dolby Laboratories, Inc., Class A*	5,556

	Footwear - 3.3%
320	Crocs, Inc.*	5,654
138	Deckers Outdoor Corp.*	15,903
1,351	NIKE, Inc., Class B	130,169
138	Skechers U.S.A., Inc., Class A*	1,968
140	Steven Madden Ltd.*	5,166
177	Wolverine World Wide, Inc.	6,714
		165,574
	Health Care Supplies - 0.1%
121	West Pharmaceutical Services, Inc.	4,703

	Home Furnishings - 0.8%
512	Leggett & Platt, Inc.	11,213
198	Mohawk Industries, Inc.*	10,425
240	Tempur-Pedic International, Inc.*	16,334
		37,972
	Home Improvement Retail - 6.0%
5,725	Home Depot, Inc.	204,955
4,664	Lowe's Cos., Inc.	98,037
		302,992
	Homebuilding - 1.0%
994	D.R. Horton, Inc.	11,063
239	KB Home	1,666
557	Lennar Corp., Class A	9,213
131	MDC Holdings, Inc.	2,934
19	NVR, Inc.*	12,212
1,209	Pulte Group, Inc.*	6,263
537	Toll Brothers, Inc.*	9,365
		52,716
	Homefurnishing Retail - 1.5%
896	Bed Bath & Beyond, Inc.*	55,409
420	Pier 1 Imports, Inc.*	5,254
338	Williams-Sonoma, Inc.	12,688
		73,351
	Hotels, Resorts & Cruise Lines - 3.5%
1,477	Carnival Corp.	52,005
116	Choice Hotels International, Inc.	4,152
151	Gaylord Entertainment Co.*	3,532
142	Hyatt Hotels Corp., Class A*	5,281
145	Interval Leisure Group, Inc.*	2,002
1,104	Marriott International, Inc., Class A	34,776
338	Orient-Express Hotels Ltd., Class A*	2,883
490	Royal Caribbean Cruises Ltd.	14,563
699	Starwood Hotels & Resorts Worldwide, Inc.	35,027
588	Wyndham Worldwide Corp.	19,798
		174,019
	Household Appliances - 0.3%
103	Helen of Troy Ltd.*	2,980
272	Whirlpool Corp.	13,820
		16,800
	Housewares & Specialties - 0.2%
136	American Greetings Corp., Class A	2,177
330	Jarden Corp.	10,570
		12,747
	Industrial Conglomerates - 0.2%
219	Carlisle Cos., Inc.	9,137

	Industrial Machinery - 0.2%
181	CLARCOR, Inc.	8,775

	Internet Retail - 7.8%
1,263	Amazon.com, Inc.*	269,663
718	Expedia, Inc.	18,855
187	Netflix, Inc.*	15,349
178	priceline.com, Inc.*	90,374
		394,241
	Internet Software & Services - 2.7%
3,969	eBay, Inc.*	126,333
26	Travelzoo, Inc.*	828
284	ValueClick, Inc.*	4,999
143	VistaPrint N.V.*	4,994
		137,154
	Leisure Facilities - 0.4%
98	International Speedway Corp., Class A	2,338
144	Life Time Fitness, Inc.*	6,211
196	Six Flags Entertainment Corp.	7,036
130	Vail Resorts, Inc.	5,793
		21,378
	Leisure Products - 1.4%
317	Brunswick Corp.	5,598
432	Hasbro, Inc.	16,442
1,229	Mattel, Inc.	34,707
228	Polaris Industries, Inc.	14,442
		71,189
	Metal & Glass Containers - 1.4%
222	Aptargroup, Inc.	10,649
586	Ball Corp.	20,258
541	Crown Holdings, Inc.*	18,281
88	Greif, Inc., Class A	3,941
591	Owens-Illinois, Inc.*	11,867
167	Silgan Holdings, Inc.	6,269
		71,265
	Motorcycle Manufacturers - 0.7%
847	Harley-Davidson, Inc.	32,948

	Movies & Entertainment - 12.2%
315	Cinemark Holdings, Inc.	6,511
245	DreamWorks Animation SKG, Inc., Class A*	4,545
247	Liberty Media Corp. - Liberty Capital*	18,975
221	Madison Square Garden Co./The, Class A*	5,841
6,501	News Corp., Class A	113,898
1,559	News Corp., Class B	27,828
283	Regal Entertainment Group, Class A	4,086
3,744	Time Warner, Inc.	131,003
37	Viacom, Inc., Class A	1,977
1,875	Viacom, Inc., Class B	82,219
6,175	Walt Disney Co./The	215,384
100	World Wrestling Entertainment, Inc., Class A	1,051
		613,318
	Office Services & Supplies - 0.1%
209	Interface, Inc., Class A	2,725

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Consumer Cyclical Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Paper Packaging - 0.6%
370	Bemis Co., Inc.	$10,401
367	Packaging Corp. of America	9,571
687	Sealed Air Corp.	12,229
		32,201
	Publishing - 1.5%
861	Gannett Co., Inc.	10,065
183	John Wiley & Sons, Inc., Class A	8,703
1,079	McGraw-Hill Cos., Inc./The	45,858
131	Meredith Corp.	3,515
461	New York Times Co./The, Class A*	3,513
169	Valassis Communications, Inc.*	3,301
		74,955
	Restaurants - 13.4%
84	BJ's Restaurants, Inc.*	4,446
109	Bob Evans Farms, Inc.	3,586
304	Brinker International, Inc.	6,962
66	Buffalo Wild Wings, Inc.*	4,370
193	Cheesecake Factory, Inc./The*	5,402
111	Chipotle Mexican Grill, Inc.*	37,309
82	Cracker Barrel Old Country Store, Inc.	3,476
482	Darden Restaurants, Inc.	23,078
58	DineEquity, Inc.*	2,724
207	Domino's Pizza, Inc.*	6,630
78	Dunkin' Brands Group, Inc.*	2,271
178	Jack in the Box, Inc.*	3,663
3,697	McDonald's Corp.	343,266
104	Panera Bread Co., Class A*	13,904
80	PF Chang's China Bistro, Inc.	2,488
2,664	Starbucks Corp.	112,794
228	Texas Roadhouse, Inc.	3,267
1,115	Wendy's Co./The	5,642
1,675	Yum! Brands, Inc.	89,730
		675,008
	Specialized Consumer Services - 1.0%
1,093	H&R Block, Inc.	16,712
105	Matthews International Corp., Class A	3,690
207	Regis Corp.	3,386
855	Service Corp. International	8,550
241	Sotheby's	8,488
108	Weight Watchers International, Inc.	8,059
		48,885
	Specialty Chemicals - 0.5%
320	Sherwin-Williams Co./The	26,467

	Specialty Stores - 3.2%
176	Cabela's, Inc.*	4,386
342	Dick's Sporting Goods, Inc.*	13,369
98	Hibbett Sports, Inc.*	4,037
994	Office Depot, Inc.*	2,276
308	OfficeMax, Inc.*	1,577
406	PetSmart, Inc.	19,062
345	Sally Beauty Holdings, Inc.*	6,620
2,556	Staples, Inc.	38,238
458	Tiffany & Co.	36,516
256	Tractor Supply Co.	18,161
177	Ulta Salon Cosmetics & Fragrance, Inc.*	11,910
99	Vitamin Shoppe, Inc.*	3,733
		159,885
	Tires & Rubber - 0.3%
223	Cooper Tire & Rubber Co.	3,196
875	Goodyear Tire & Rubber Co./The*	12,565
		15,761

	Total Common Stocks
	(Cost $4,994,388)	5,035,222

	Money Market Fund - 0.0%†
1,783	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $1,783)	1,783
	Total Investment Securities
	(Cost $4,996,171) — 100.0%	5,037,005
	Liabilities in excess of other assets — 0.0%†	(188)
	Net Assets — 100.0%	$5,036,817

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,896
Aggregate gross unrealized depreciation	(374,648)
Net unrealized appreciation	$37,248
Federal income tax cost of investments	$4,999,757

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.8%
135	Affiliated Managers Group, Inc.*	$12,502
610	Ameriprise Financial, Inc.	28,475
82	Artio Global Investors, Inc.	600
3,208	Bank of New York Mellon Corp./The	68,266
255	BlackRock, Inc.	40,236
54	Cohen & Steers, Inc.	1,467
305	Eaton Vance Corp.	8,018
270	Federated Investors, Inc., Class B	5,276
106	Financial Engines, Inc.*	2,407
386	Franklin Resources, Inc.	41,159
1,166	Invesco Ltd.	23,402
481	Janus Capital Group, Inc.	3,156
354	Legg Mason, Inc.	9,735
562	Northern Trust Corp.	22,744
385	SEI Investments Co.	6,233
1,298	State Street Corp.	52,426
663	T. Rowe Price Group, Inc.	35,033
223	Waddell & Reed Financial, Inc., Class A	6,184
		367,319
	Consumer Finance - 6.2%
2,753	American Express Co.	139,357
1,180	Capital One Financial Corp.	53,879
76	Cash America International, Inc.	4,161
17	Credit Acceptance Corp.*	1,172
1,406	Discover Financial Services	33,125
73	First Cash Financial Services, Inc.*	3,030
72	Nelnet, Inc., Class A	1,547
1,330	SLM Corp.	18,181
39	World Acceptance Corp.*	2,638
		257,090
	Data Processing & Outsourced Services - 5.4%
275	CoreLogic, Inc.*	3,347
274	Mastercard, Inc., Class A	95,144
1,353	Visa, Inc., Class A	126,181
		224,672
	Diversified Banks - 11.4%
519	Comerica, Inc.	13,260
4,944	U.S. Bancorp	126,517
12,886	Wells Fargo & Co.	333,876
		473,653
	Insurance Brokers - 2.4%
845	Aon Corp.	39,394
290	Arthur J. Gallagher & Co.	8,961
301	Brown & Brown, Inc.	6,646
1,401	Marsh & McLennan Cos., Inc.	42,899
		97,900
	Investment Banking & Brokerage - 6.7%
2,663	Charles Schwab Corp./The	32,702
672	E*Trade Financial Corp.*	7,291
1,103	Goldman Sachs Group, Inc./The	120,834
75	Greenhill & Co., Inc.	2,834
376	Jefferies Group, Inc.	4,986
80	KBW, Inc.	1,133
256	Knight Capital Group, Inc., Class A*	3,197
104	LPL Investment Holdings, Inc.*	3,017
426	MF Global Holdings Ltd.*^	–
4,547	Morgan Stanley	80,209
263	Raymond James Financial, Inc.	7,987
139	Stifel Financial Corp.*	4,430
588	TD Ameritrade Holding Corp.	9,867
		278,487
	Life & Health Insurance - 6.8%
1,219	Aflac, Inc.	54,965
584	CNO Financial Group, Inc.*	3,650
127	Delphi Financial Group, Inc., Class A	3,363
35	FBL Financial Group, Inc., Class A	1,143
797	Lincoln National Corp.	15,183
2,128	MetLife, Inc.	74,820
105	Primerica, Inc.	2,376
763	Principal Financial Group, Inc.	19,670
219	Protective Life Corp.	4,073
1,250	Prudential Financial, Inc.	67,750
115	StanCorp Financial Group, Inc.	3,903
202	Symetra Financial Corp.	1,873
272	Torchmark Corp.	11,133
785	Unum Group	18,714
		282,616
	Mortgage REITs - 0.3%
218	Capstead Mortgage Corp.	2,642
298	Invesco Mortgage Capital, Inc.	4,702
921	MFA Financial, Inc.	6,217
		13,561
	Multi-line Insurance - 3.0%
229	American Financial Group, Inc./OH	8,205
1,124	American International Group, Inc.*	27,752
37	American National Insurance Co.	2,644
244	Assurant, Inc.	9,404
1,263	Genworth Financial, Inc., Class A*	8,058
1,148	Hartford Financial Services Group, Inc.	22,099
284	HCC Insurance Holdings, Inc.	7,557
114	Kemper Corp.	3,065
909	Loews Corp.	36,087
		124,871
	Other Diversified Financial Services - 18.4%
26,079	Bank of America Corp.	178,120
7,494	Citigroup, Inc.	236,735
10,083	JPMorgan Chase & Co.	350,485
		765,340
	Property & Casualty Insurance - 13.8%
876	ACE Ltd.	63,203
21	Alleghany Corp.*	6,664
1,257	Allstate Corp./The	33,109
62	Amtrust Financial Services, Inc.	1,574
80	Argo Group International Holdings Ltd.	2,415
183	Aspen Insurance Holdings Ltd.	4,848
436	Assured Guaranty Ltd.	5,555
335	Axis Capital Holdings Ltd.	10,502
2,489	Berkshire Hathaway, Inc., Class B*	193,793
739	Chubb Corp./The	49,550
393	Cincinnati Financial Corp.	11,373
76	CNA Financial Corp.	2,022
71	Erie Indemnity Co., Class A	5,605
577	Fidelity National Financial, Inc., Class A	8,909
272	First American Financial Corp.	3,264
117	Hanover Insurance Group, Inc./The	4,465
31	Harleysville Group, Inc.	1,822
25	Markel Corp.*	9,663
396	MBIA, Inc.*	3,485
68	Mercury General Corp.	2,944
31	Navigators Group, Inc./The*	1,414
630	Old Republic International Corp.	5,569
60	OneBeacon Insurance Group Ltd., Class A	913
75	ProAssurance Corp.	5,741
1,554	Progressive Corp./The	29,542
45	RLI Corp.	3,165
140	Selective Insurance Group, Inc.	2,244
See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
96	Tower Group, Inc.	$2,278
1,083	Travelers Cos., Inc./The	63,193
317	W.R. Berkley Corp.	11,035
17	White Mountains Insurance Group Ltd.	7,140
770	XL Group plc	16,740
		573,739
	Regional Banks - 10.4%
447	Associated Banc-Corp.	4,984
202	BancorpSouth, Inc.	1,974
122	Bank of Hawaii Corp.	5,152
1,788	BB&T Corp.	41,732
69	BOK Financial Corp.	3,603
830	CapitalSource, Inc.	5,279
203	Cathay General Bancorp	2,840
517	CIT Group, Inc.*	18,017
127	City National Corp./CA	5,387
201	Commerce Bancshares, Inc./MO	7,799
96	Community Bank System, Inc.	2,454
150	Cullen/Frost Bankers, Inc.	7,356
244	CVB Financial Corp.	2,369
383	East West Bancorp, Inc.	7,457
2,371	Fifth Third Bancorp	28,476
14	First Citizens BancShares Inc./NC, Class A	2,283
150	First Financial Bancorp.	2,460
81	First Financial Bankshares, Inc.	2,573
676	First Horizon National Corp.	4,725
191	First Midwest Bancorp, Inc./IL	1,721
282	FirstMerit Corp.	3,951
328	FNB Corp./PA	3,310
517	Fulton Financial Corp.	4,880
186	Glacier Bancorp, Inc.	2,111
201	Hancock Holding Co.	6,090
2,227	Huntington Bancshares, Inc./OH	11,536
78	Iberiabank Corp.	4,034
148	International Bancshares Corp.	2,682
120	Investors Bancorp, Inc.*	1,666
2,459	KeyCorp	17,360
325	M&T Bank Corp.	24,736
141	MB Financial, Inc.	2,336
329	National Penn Bancshares, Inc.	2,566
245	Old National Bancorp/IN	2,835
14	Pacific Capital Bancorp*	363
34	Park National Corp.	2,030
1,360	PNC Financial Services Group, Inc.	73,046
168	PrivateBancorp, Inc.	1,831
121	Prosperity Bancshares, Inc.	4,657
3,248	Regions Financial Corp.	12,765
107	Signature Bank/NY*	5,965
72	Sterling Financial Corp.*	1,081
1,385	SunTrust Banks, Inc.	27,326
404	Susquehanna Bancshares, Inc.	2,933
112	SVB Financial Group*	5,145
1,888	Synovus Financial Corp.	2,832
390	TCF Financial Corp.	4,150
96	Texas Capital Bancshares, Inc.*	2,688
147	Trustmark Corp.	3,255
90	UMB Financial Corp.	3,318
296	Umpqua Holdings Corp.	3,389
130	United Bankshares, Inc.	3,086
440	Valley National Bancorp	5,280
191	Webster Financial Corp.	3,751
74	Westamerica Bancorp.	3,317
92	Wintrust Financial Corp.	2,657
473	Zions Bancorp.	8,211
		431,810
	Reinsurance - 1.8%
343	Arch Capital Group Ltd.*	12,338
105	Endurance Specialty Holdings Ltd.	3,906
26	Enstar Group Ltd.*	2,391
117	Everest Re Group Ltd.	10,521
78	Greenlight Capital Re Ltd., Class A*	1,757
159	Montpelier Re Holdings Ltd.	2,783
175	PartnerRe Ltd.	10,889
96	Platinum Underwriters Holdings Ltd.	3,324
191	Reinsurance Group of America, Inc.	9,976
134	RenaissanceRe Holdings Ltd.	9,128
162	Transatlantic Holdings, Inc.	8,430
		75,443
	Specialized Finance - 3.0%
233	CBOE Holdings, Inc.	6,089
165	CME Group, Inc.	45,467
190	IntercontinentalExchange, Inc.*	24,677
510	Moody's Corp.	18,100
360	NASDAQ OMX Group, Inc./The*	9,018
678	NYSE Euronext	18,015
145	PHH Corp.*	2,675
		124,041
	Thrifts & Mortgage Finance - 1.6%
232	Astoria Financial Corp.	1,926
434	Capitol Federal Financial, Inc.	4,813
763	First Niagara Financial Group, Inc.	7,012
1,261	Hudson City Bancorp, Inc.	7,881
482	MGIC Investment Corp.*	1,282
1,126	New York Community Bancorp, Inc.	14,987
267	Northwest Bancshares, Inc.	3,329
191	Ocwen Financial Corp.*	2,769
974	People's United Financial, Inc.	12,419
146	Provident Financial Services, Inc.	1,891
240	TFS Financial Corp.*	2,210
285	Washington Federal, Inc.	3,890
		64,409

	Total Common Stocks
	(Cost $4,981,402)	4,154,951

	Money Market Fund - 0.0%†
10	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $10)	10
	Total Investment Securities
	(Cost $4,981,412) — 100.0%	4,154,961
	Other assets less liabilities — 0.0%†	955
	Net Assets — 100.0%	$4,155,916

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by Board of Trustees. At October 31, 2011, the value of these securities amounted to $— or 0.00% of net assets.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Financial Services Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,809
Aggregate gross unrealized depreciation	(937,186)
Net unrealized depreciation	$(837,377)
Federal income tax cost of investments	$4,992,338

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Advertising - 0.0%†
66	DG FastChannel, Inc.*	$1,230

	Aerospace & Defense - 17.8%
105	AAR Corp.	2,093
88	Alliant Techsystems, Inc.	5,111
256	BE Aerospace, Inc.*	9,659
1,763	Boeing Co./The	115,988
63	Ceradyne, Inc.*	2,108
43	Cubic Corp.	2,026
124	Curtiss-Wright Corp.	4,065
81	Esterline Technologies Corp.*	4,528
805	General Dynamics Corp.	51,673
332	Goodrich Corp.	40,713
34	HEICO Corp.	1,939
61	HEICO Corp., Class A	2,398
262	Hexcel Corp.*	6,474
1,901	Honeywell International, Inc.	99,612
283	L-3 Communications Holdings, Inc.	19,182
712	Lockheed Martin Corp.	54,041
112	Moog, Inc., Class A*	4,338
690	Northrop Grumman Corp.	39,847
156	Orbital Sciences Corp.*	2,412
383	Precision Castparts Corp.	62,486
942	Raytheon Co.	41,627
413	Rockwell Collins, Inc.	23,058
313	Spirit AeroSystems Holdings, Inc., Class A*	5,343
98	Teledyne Technologies, Inc.*	5,338
736	Textron, Inc.	14,293
121	TransDigm Group, Inc.*	11,364
103	Triumph Group, Inc.	5,984
2,106	United Technologies Corp.	164,226
		801,926
	Air Freight & Logistics - 6.0%
70	Atlas Air Worldwide Holdings, Inc.*	2,696
442	CH Robinson Worldwide, Inc.	30,688
568	Expeditors International of Washington, Inc.	25,901
783	FedEx Corp.	64,073
78	Forward Air Corp.	2,554
99	HUB Group, Inc., Class A*	3,095
1,962	United Parcel Service, Inc., Class B	137,811
271	UTi Worldwide, Inc.	3,959
		270,777
	Airlines - 1.6%
96	Alaska Air Group, Inc.*	6,387
886	AMR Corp.*	2,330
2,251	Delta Air Lines, Inc.*	19,178
663	JetBlue Airways Corp.*	2,970
138	Skywest, Inc.	1,851
2,141	Southwest Airlines Co.	18,306
880	United Continental Holdings, Inc.*	17,002
429	US Airways Group, Inc.*	2,475
		70,499
	Application Software - 0.3%
112	Factset Research Systems, Inc.	11,135
103	Fair Isaac Corp.	2,817
		13,952
	Building Products - 0.2%
104	AO Smith Corp.	3,865
107	Simpson Manufacturing Co., Inc.	3,280
		7,145
	Commercial Printing - 0.3%
137	Deluxe Corp.	3,236
500	R.R. Donnelley & Sons Co.	8,150
		11,386
	Computer & Electronics Retail - 0.1%
164	Rent-A-Center, Inc.	5,601

	Computer Hardware - 0.1%
171	Diebold, Inc.	5,520

	Construction & Engineering - 2.1%
275	AECOM Technology Corp.*	5,753
104	Aegion Corp.*	1,538
177	EMCOR Group, Inc.	4,437
463	Fluor Corp.	26,322
91	Granite Construction, Inc.	2,048
340	Jacobs Engineering Group, Inc.*	13,192
402	KBR, Inc.	11,220
169	MasTec, Inc.*	3,654
553	Quanta Services, Inc.*	11,552
192	Shaw Group, Inc./The*	4,466
86	Tutor Perini Corp.*	1,250
212	URS Corp.*	7,568
		93,000
	Construction & Farm Machinery & Heavy Trucks - 8.8%
257	AGCO Corp.*	11,264
1,558	Caterpillar, Inc.	147,169
464	Cummins, Inc.	46,136
1,122	Deere & Co.	85,160
279	Joy Global, Inc.	24,329
350	Manitowoc Co., Inc./The	3,878
15	NACCO Industries, Inc., Class A	1,231
194	Navistar International Corp.*	8,162
241	Oshkosh Corp.*	5,027
966	PACCAR, Inc.	41,770
29	Sauer-Danfoss, Inc.*	1,123
292	Terex Corp.*	4,859
82	Toro Co./The	4,431
212	Trinity Industries, Inc.	5,781
128	Wabtec Corp.	8,599
		398,919
	Consumer Finance - 0.0%†
54	Green Dot Corp., Class A*	1,764
88	Netspend Holdings, Inc.*	506
		2,270
	Data Processing & Outsourced Services - 4.8%
136	Alliance Data Systems Corp.*	13,932
1,311	Automatic Data Processing, Inc.	68,605
329	Broadridge Financial Solutions, Inc.	7,320
98	DST Systems, Inc.	4,918
130	Euronet Worldwide, Inc.*	2,518
694	Fidelity National Information Services, Inc.	18,169
377	Fiserv, Inc.*	22,194
281	Genpact Ltd.*	4,538
212	Global Payments, Inc.	9,735
230	Jack Henry & Associates, Inc.	7,454
225	Lender Processing Services, Inc.	3,949
863	Paychex, Inc.	25,148
76	TeleTech Holdings, Inc.*	1,328
518	Total System Services, Inc.	10,303
276	VeriFone Systems, Inc.*	11,650
103	Wright Express Corp.*	4,829
		216,590
	Distributors - 0.8%
420	Genuine Parts Co.	24,121

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
389	LKQ Corp.*	$11,351
		35,472
	Diversified Chemicals - 2.6%
2,483	E.I. du Pont de Nemours & Co.	119,358

	Diversified Support Services - 0.8%
302	Cintas Corp.	9,027
164	Copart, Inc.*	7,142
167	Healthcare Services Group, Inc.	2,898
494	Iron Mountain, Inc.	15,279
		34,346
	Electrical Components & Equipment - 4.6%
428	AMETEK, Inc.	16,915
126	Belden, Inc.	4,067
131	Brady Corp., Class A	4,024
440	Cooper Industries plc	23,082
1,984	Emerson Electric Co.	95,470
134	EnerSys*	3,019
52	Franklin Electric Co., Inc.	2,388
138	General Cable Corp.*	3,869
349	GrafTech International Ltd.*	5,483
108	Polypore International, Inc.*	5,665
103	Regal-Beloit Corp.	5,472
381	Rockwell Automation, Inc.	25,775
140	Thomas & Betts Corp.*	6,957
155	Woodward, Inc.	5,251
		207,437
	Electronic Components - 0.1%
61	Littelfuse, Inc.	2,987

	Electronic Equipment & Instruments - 0.3%
107	Checkpoint Systems, Inc.*	1,418
425	FLIR Systems, Inc.	11,177
		12,595
	Environmental & Facilities Services - 2.4%
118	ABM Industries, Inc.	2,386
124	Clean Harbors, Inc.*	7,225
823	Republic Services, Inc.	23,422
200	Rollins, Inc.	4,356
229	Stericycle, Inc.*	19,140
166	Tetra Tech, Inc.*	3,624
303	Waste Connections, Inc.	10,317
1,094	Waste Management, Inc.	36,025
		106,495
	Health Care Services - 0.2%
226	HMS Holdings Corp.*	5,523
77	Team Health Holdings, Inc.*	1,565
		7,088
	Health Care Technology - 0.0%†
121	Emdeon, Inc., Class A*	2,295

	Heavy Electrical Equipment - 0.1%
311	Babcock & Wilcox Co./The*	6,839

	Homefurnishing Retail - 0.1%
189	Aaron's, Inc.	5,058

	Household Products - 0.0%†
67	Spectrum Brands Holdings, Inc.*	1,700

	Human Resource & Employment Services - 0.7%
125	Korn/Ferry International*	1,996
218	Manpower, Inc.	9,405
386	Robert Half International, Inc.	10,202
145	Towers Watson & Co., Class A	9,526
		31,129
	Industrial Conglomerates - 16.4%
1,739	3M Co.	137,416
1,515	Danaher Corp.	73,250
28,423	General Electric Co.	474,948
1,249	Tyco International Ltd.	56,892
		742,506
	Industrial Gases - 2.1%
174	Airgas, Inc.	11,997
809	Praxair, Inc.	82,251
		94,248
	Industrial Machinery - 9.0%
183	Actuant Corp., Class A	4,117
129	Barnes Group, Inc.	3,002
133	Briggs & Stratton Corp.	1,943
78	Chart Industries, Inc.*	4,408
66	Colfax Corp.*	1,667
135	Crane Co.	5,955
190	Donaldson Co., Inc.	12,170
495	Dover Corp.	27,487
908	Eaton Corp.	40,697
149	Flowserve Corp.	13,811
139	Gardner Denver, Inc.	10,749
162	Graco, Inc.	6,956
221	IDEX Corp.	7,834
1,124	Illinois Tool Works, Inc.	54,660
882	Ingersoll-Rand plc	27,457
494	ITT Corp.*	22,526
86	Kaydon Corp.	2,706
218	Kennametal, Inc.	8,478
225	Lincoln Electric Holdings, Inc.	8,190
50	Middleby Corp.*	4,214
101	Mueller Industries, Inc.	4,085
165	Nordson Corp.	7,651
308	Pall Corp.	15,760
429	Parker Hannifin Corp.	34,985
262	Pentair, Inc.	9,419
102	Robbins & Myers, Inc.	4,558
155	Snap-on, Inc.	8,319
136	SPX Corp.	7,427
446	Stanley Black & Decker, Inc.	28,477
210	Timken Co.	8,845
60	Valmont Industries, Inc.	5,145
81	Watts Water Technologies, Inc., Class A	2,551
		406,249
	Internet Software & Services - 0.2%
138	Dice Holdings, Inc.*	1,405
346	Monster Worldwide, Inc.*	3,194
63	OpenTable, Inc.*	2,763
		7,362
	IT Consulting & Other Services - 2.8%
1,706	Accenture plc, Class A	102,803
38	Forrester Research, Inc.	1,361
237	Gartner, Inc.*	9,129
91	MAXIMUS, Inc.	3,671
941	SAIC, Inc.*	11,697
		128,661
	Marine - 0.3%
110	Alexander & Baldwin, Inc.	4,566
148	Kirby Corp.*	9,108
		13,674

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Industrials Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
	Office Electronics - 0.7%
3,739	Xerox Corp.	$30,585

	Office Services & Supplies - 0.5%
155	Herman Miller, Inc.	3,201
99	HNI Corp.	2,381
498	Pitney Bowes, Inc.	10,149
231	Steelcase, Inc., Class A	1,712
118	United Stationers, Inc.	3,753
		21,196
	Oil & Gas Equipment & Services - 0.3%
622	McDermott International, Inc.*	6,830
137	Tidewater, Inc.	6,744
		13,574
	Oil & Gas Storage & Transportation - 0.1%
72	Overseas Shipholding Group, Inc.	899
114	Ship Finance International Ltd.	1,631
113	Teekay Corp.	2,911
		5,441
	Publishing - 0.1%
68	Morningstar, Inc.	4,010

	Railroads - 6.4%
2,918	CSX Corp.	64,809
107	Genesee & Wyoming, Inc., Class A*	6,335
292	Kansas City Southern*	18,446
926	Norfolk Southern Corp.	68,515
1,307	Union Pacific Corp.	130,138
		288,243
	Research & Consulting Services - 0.9%
92	Corporate Executive Board Co./The	3,366
131	Dun & Bradstreet Corp./The	8,759
329	Equifax, Inc.	11,564
111	FTI Consulting, Inc.*	4,375
336	Verisk Analytics, Inc., Class A*	11,810
		39,874
	Security & Alarm Services - 0.1%
125	Brink's Co./The	3,474
172	Geo Group, Inc./The*	3,135
		6,609
	Semiconductor Equipment - 0.1%
140	MKS Instruments, Inc.	3,730

	Specialized Consumer Services - 0.2%
82	Coinstar, Inc.*	3,915
167	Hillenbrand, Inc.	3,525
		7,440
	Specialized Finance - 0.3%
320	MSCI, Inc., Class A*	10,685
45	Portfolio Recovery Associates, Inc.*	3,156
		13,841
	Specialty Chemicals - 1.0%
622	Ecolab, Inc.	33,488
367	Nalco Holding Co.	13,840
		47,328
	Steel - 0.5%
283	Allegheny Technologies, Inc.	13,131
382	United States Steel Corp.	9,688
		22,819
	Technology Distributors - 0.0%†
65	SYNNEX Corp.*	1,877

	Trading Companies & Distributors - 1.9%
132	Aircastle Ltd.	1,601
103	Applied Industrial Technologies, Inc.	3,463
785	Fastenal Co.	29,901
124	GATX Corp.	4,709
127	MSC Industrial Direct Co., Class A	8,637
168	RSC Holdings, Inc.*	1,640
61	TAL International Group, Inc.	1,698
49	Textainer Group Holdings Ltd.	1,345
166	United Rentals, Inc.*	3,886
157	W.W. Grainger, Inc.	26,896
		83,776
	Trucking - 1.3%
16	Amerco, Inc.*	1,211
280	Avis Budget Group, Inc.*	3,948
147	Con-way, Inc.	4,332
71	Dollar Thrifty Automotive Group, Inc.*	4,334
148	Heartland Express, Inc.	1,985
630	Hertz Global Holdings, Inc.*	7,308
268	J.B. Hunt Transport Services, Inc.	11,339
151	Knight Transportation, Inc.	2,295
128	Landstar System, Inc.	5,713
145	Old Dominion Freight Line, Inc.*	5,303
136	Ryder System, Inc.	6,928
138	Werner Enterprises, Inc.	3,270
		57,966

	Total Common Stocks
	(Cost $4,983,762)	4,512,623
	Total Investment Securities
	(Cost $4,983,762) — 100.0%	4,512,623
	Other assets less liabilities — 0.0%†	681
	Net Assets — 100.0%	$4,513,304

†	Amount represents less than 0.05%.
*	Non-income producing security.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,128
Aggregate gross unrealized depreciation	(571,778)
Net unrealized depreciation	$(477,650)
Federal income tax cost of investments	$4,990,273

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments
October 31, 2011

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 0.0%†
78	DigitalGlobe, Inc.*	$1,591

	Application Software - 5.6%
72	ACI Worldwide, Inc.*	2,208
1,075	Adobe Systems, Inc.*	31,616
72	Advent Software, Inc.*	1,973
200	ANSYS, Inc.*	10,872
205	Aspen Technology, Inc.*	3,555
499	Autodesk, Inc.*	17,265
97	Blackbaud, Inc.	2,719
588	Cadence Design Systems, Inc.*	6,509
409	Citrix Systems, Inc.*	29,787
476	Compuware Corp.*	4,022
102	Concur Technologies, Inc.*	4,745
230	Informatica Corp.*	10,465
604	Intuit, Inc.	32,417
92	JDA Software Group, Inc.*	2,932
206	Mentor Graphics Corp.*	2,340
18	MicroStrategy, Inc., Class A*	2,372
77	Netscout Systems, Inc.*	1,262
501	Nuance Communications, Inc.*	13,267
257	Parametric Technology Corp.*	5,353
35	Pegasystems, Inc.	1,323
164	QLIK Technologies, Inc.*	4,686
130	Quest Software, Inc.*	2,287
69	RealPage, Inc.*	1,818
263	Salesforce.com, Inc.*	35,024
125	SolarWinds, Inc.*	3,608
153	Solera Holdings, Inc.	8,358
74	SS&C Technologies Holdings, Inc.*	1,174
182	SuccessFactors, Inc.*	4,859
66	Synchronoss Technologies, Inc.*	1,984
319	Synopsys, Inc.*	8,552
90	Taleo Corp., Class A*	2,916
363	TIBCO Software, Inc.*	10,487
56	Ultimate Software Group, Inc.*	3,370
48	Verint Systems, Inc.*	1,430
		277,555
	Casinos & Gaming - 0.0%†
133	Scientific Games Corp., Class A*	1,156

	Communications Equipment - 11.6%
119	Acme Packet, Inc.*	4,309
141	ADTRAN, Inc.	4,738
260	Arris Group, Inc.*	2,798
195	Aruba Networks, Inc.*	4,619
94	Blue Coat Systems, Inc.*	1,513
991	Brocade Communications Systems, Inc.*	4,341
208	Ciena Corp.*	2,741
12,066	Cisco Systems, Inc.	223,583
84	EchoStar Corp., Class A*	2,214
191	Emulex Corp.*	1,601
175	F5 Networks, Inc.*	18,191
195	Finisar Corp.*	3,996
250	Harmonic, Inc.*	1,375
277	Harris Corp.	10,457
109	Ixia*	1,235
485	JDS Uniphase Corp.*	5,820
1,149	Juniper Networks, Inc.*	28,116
27	Loral Space & Communications, Inc.*	1,633
657	Motorola Solutions, Inc.	30,820
82	Netgear, Inc.*	2,908
102	Plantronics, Inc.	3,408
384	Polycom, Inc.*	6,347
3,657	QUALCOMM, Inc.	188,701
338	Riverbed Technology, Inc.*	9,322
454	Sonus Networks, Inc.*	1,203
723	Tellabs, Inc.	3,131
92	Viasat, Inc.*	3,918
		573,038
	Computer Hardware - 19.7%
1,957	Apple, Inc.*	792,154
3,620	Dell, Inc.*	57,232
4,515	Hewlett-Packard Co.	120,144
342	NCR Corp.*	6,512
46	Stratasys, Inc.*	1,290
		977,332
	Computer Storage & Peripherals - 4.2%
4,490	EMC Corp.*	110,050
173	Lexmark International, Inc., Class A*	5,484
811	NetApp, Inc.*	33,219
226	QLogic Corp.*	3,157
519	SanDisk Corp.*	26,298
913	Seagate Technology plc	14,745
91	STEC, Inc.*	1,030
75	Synaptics, Inc.*	2,534
506	Western Digital Corp.*	13,480
		209,997
	Consumer Electronics - 0.3%
250	Garmin Ltd.	8,598
151	Harman International Industries, Inc.	6,517
		15,115
	Data Processing & Outsourced Services - 0.3%
334	Computer Sciences Corp.	10,508
228	Convergys Corp.*	2,439
33	Syntel, Inc.	1,614
		14,561
	Electrical Components & Equipment - 0.6%
94	Acuity Brands, Inc.	4,352
60	Generac Holdings, Inc.*	1,372
115	Hubbell, Inc., Class B	6,876
115	II-VI, Inc.*	2,186
209	Roper Industries, Inc.	16,950
		31,736
	Electronic Components - 1.5%
370	Amphenol Corp., Class A	17,571
112	AVX Corp.	1,502
3,405	Corning, Inc.	48,657
120	Power-One, Inc.*	594
87	Universal Display Corp.*	4,074
313	Vishay Intertechnology, Inc.*	3,365
		75,763
	Electronic Equipment & Instruments - 0.4%
84	Cognex Corp.	2,847
55	Coherent, Inc.*	2,803
85	FEI Co.*	3,380
88	Itron, Inc.*	3,237
203	National Instruments Corp.	5,422
62	Rofin-Sinar Technologies, Inc.*	1,612
		19,301
	Electronic Manufacturing Services - 1.4%
130	Benchmark Electronics, Inc.*	1,786
58	IPG Photonics Corp.*	3,066
437	Jabil Circuit, Inc.	8,985
140	Molex, Inc.	3,456
174	Molex, Inc., Class A	3,550
77	Plexus Corp.*	1,979
174	Sanmina-SCI Corp.*	1,533

See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
943	TE Connectivity Ltd.	$33,524
267	Trimble Navigation Ltd.*	10,789
116	TTM Technologies, Inc.*	1,296
		69,964
	Health Care Services - 0.1%
86	Accretive Health, Inc.*	2,048

	Health Care Technology - 0.7%
406	Allscripts Healthcare Solutions, Inc.*	7,775
76	athenahealth, Inc.*	4,021
311	Cerner Corp.*	19,727
119	MedAssets, Inc.*	1,268
80	Quality Systems, Inc.	3,113
		35,904
	Home Entertainment Software - 0.7%
922	Activision Blizzard, Inc.	12,346
728	Electronic Arts, Inc.*	16,999
189	Take-Two Interactive Software, Inc.*	2,982
		32,327
	Industrial Conglomerates - 0.1%
39	Raven Industries, Inc.	2,340

	Industrial Machinery - 0.1%
92	3D Systems Corp.*	1,497
58	ESCO Technologies, Inc.	1,773
		3,270
	Internet Retail - 0.0%†
17	HomeAway, Inc.*	562

	Internet Software & Services - 8.4%
401	Akamai Technologies, Inc.*	10,803
65	Ancestry.com, Inc.*	1,480
231	AOL, Inc.*	3,262
90	DealerTrack Holdings, Inc.*	1,952
86	Digital River, Inc.*	1,576
537	Google, Inc., Class A*	318,248
160	IAC/InterActiveCorp*	6,533
79	IntraLinks Holdings, Inc.*	686
101	j2 Global Communications, Inc.	3,109
48	LogMeIn, Inc.*	1,952
235	Rackspace Hosting, Inc.*	9,727
56	RightNow Technologies, Inc.*	2,408
362	VeriSign, Inc.	11,617
129	WebMD Health Corp.*	4,637
2,578	Yahoo!, Inc.*	40,320
		418,310
	IT Consulting & Other Services - 11.3%
177	Acxiom Corp.*	2,335
420	Amdocs Ltd.*	12,608
66	CACI International, Inc., Class A*	3,623
661	Cognizant Technology Solutions Corp., Class A*	48,088
69	iGate Corp.	930
2,521	International Business Machines Corp.	465,452
51	Mantech International Corp., Class A	1,792
237	Sapient Corp.	2,929
367	Teradata Corp.*	21,895
85	Unisys Corp.*	2,209
		561,861
	Life Sciences Tools & Services – 0.9%
751	Agilent Technologies, Inc.*	27,840
42	Bio-Rad Laboratories, Inc., Class A*	4,181
202	Bruker Corp.*	2,915
69	Mettler-Toledo International, Inc.*	10,598
		45,534
	Office Electronics - 0.1%
117	Zebra Technologies Corp., Class A*	4,182

	Office Services & Supplies - 0.0%†
92	SYKES Enterprises, Inc.*	1,466

	Oil & Gas Equipment & Services - 0.0%†
258	ION Geophysical Corp.*	1,966

	Research & Consulting Services - 0.2%
102	IHS, Inc., Class A*	8,567

	Semiconductor Equipment - 2.1%
237	Amkor Technology, Inc.*	1,147
2,876	Applied Materials, Inc.	35,432
51	Cabot Microelectronics Corp.*	1,965
62	Cymer, Inc.*	2,694
292	Entegris, Inc.*	2,616
276	GT Advanced Technologies, Inc.*	2,263
365	KLA-Tencor Corp.	17,188
271	Lam Research Corp.*	11,650
501	MEMC Electronic Materials, Inc.*	3,001
152	Novellus Systems, Inc.*	5,252
404	Teradyne, Inc.*	5,785
112	Tessera Technologies, Inc.*	1,542
162	Varian Semiconductor Equipment Associates, Inc.*	10,169
89	Veeco Instruments, Inc.*	2,376
		103,080
	Semiconductors - 12.7%
1,248	Advanced Micro Devices, Inc.*	7,276
705	Altera Corp.	26,734
648	Analog Devices, Inc.	23,697
942	Atmel Corp.*	9,947
1,055	Broadcom Corp., Class A*	38,075
105	Cavium, Inc.*	3,432
142	Cirrus Logic, Inc.*	2,363
238	Cree, Inc.*	6,340
374	Cypress Semiconductor Corp.*	7,147
76	Diodes, Inc.*	1,700
278	Fairchild Semiconductor International, Inc.*	4,162
122	First Solar, Inc.*	6,072
61	Hittite Microwave Corp.*	3,209
318	Integrated Device Technology, Inc.*	1,933
9,471	Intel Corp.	232,418
151	International Rectifier Corp.*	3,668
273	Intersil Corp., Class A	3,268
460	Linear Technology Corp.	14,863
1,247	LSI Corp.*	7,794
1,118	Marvell Technology Group Ltd.*	15,641
642	Maxim Integrated Products, Inc.	16,795
415	Microchip Technology, Inc.	15,006
1,883	Micron Technology, Inc.*	10,526
188	Microsemi Corp.*	3,470
150	Netlogic Microsystems, Inc.*	7,380
1,295	NVIDIA Corp.*	19,166
130	Omnivision Technologies, Inc.*	2,120
967	ON Semiconductor Corp.*	7,320
508	PMC - Sierra, Inc.*	3,221
63	Power Integrations, Inc.	2,245
227	Rambus, Inc.*	4,025
602	RF Micro Devices, Inc.*	4,419
142	Semtech Corp.*	3,468
97	Silicon Laboratories, Inc.*	4,147
See accompanying notes to the financial statements.

FocusShares Trust
Focus Morningstar Technology Index ETF
Schedule of Portfolio Investments (continued)
October 31, 2011

Shares		Value
	Common Stocks (continued)
404	Skyworks Solutions, Inc.*	$8,003
57	SunPower Corp., Class A*	571
37	SunPower Corp., Class B*	350
2,515	Texas Instruments, Inc.	77,286
359	TriQuint Semiconductor, Inc.*	1,910
577	Xilinx, Inc.	19,306
		630,473
	Systems Software - 16.1%
212	Ariba, Inc.*	6,716
382	BMC Software, Inc.*	13,279
878	CA, Inc.	19,017
91	CommVault Systems, Inc.*	3,875
261	Fortinet, Inc.*	6,019
175	MICROS Systems, Inc.*	8,613
15,776	Microsoft Corp.	420,115
64	NetSuite, Inc.*	2,434
7,104	Oracle Corp.	232,798
146	Progress Software Corp.*	3,075
420	Red Hat, Inc.*	20,853
242	Rovi Corp.*	11,989
1,632	Symantec Corp.*	27,760
183	VMware, Inc., Class A*	17,888
87	Websense, Inc.*	1,552
		795,983
	Technology Distributors - 0.7%
66	Anixter International, Inc.*	3,873
253	Arrow Electronics, Inc.*	9,121
333	Avnet, Inc.*	10,093
341	Ingram Micro, Inc., Class A*	6,097
59	Scansource, Inc.*	2,051
101	Tech Data Corp.*	4,967
		36,202
	Trading Companies & Distributors - 0.2%
55	Watsco, Inc.	3,391
94	WESCO International, Inc.*	4,555
		7,946

	Total Common Stocks
	(Cost $4,999,918)	4,959,130

	Money Market Fund - 0.0%†
900	JPMorgan U.S. Government Money Market Premier, 0.01% (Cost $900)	900
	Total Investment Securities
	(Cost $5,000,818) — 100.0%	4,960,030
	Liabilities in excess of other assets — 0.0%†	(805)
	Net Assets — 100.0%	$4,959,225

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$308,421
Aggregate gross unrealized depreciation	(353,680)
Net unrealized depreciation	$(45,259)
Federal income tax cost of investments	$5,005,289

See accompanying notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULES OF INVESTMENTS

The Shareholders and Board of Trustees of
FocusShares Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of FocusShares Trust (the "Trust") as of October 31, 2011, and for the period from March 28, 2011 (commencement of operations) through October 31, 2011 and have issued our report thereon dated December 23, 2011 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the schedules of portfolio investments (the "Schedules") of Focus Morningstar U.S. Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF, Focus Morningstar Small Cap Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Financial Services Index ETF, Focus Morningstar Industrials Index ETF and Focus Morningstar Technology Index ETF as of October 31, 2011 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Trust's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedules referred to above, when considered in relation to the basic financial statements taken as a whole of each of the funds constituting the Trust referred to above, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 23, 2011

(b)   Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not Applicable].

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

[Not Applicable.]

Item 11. Controls And Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By:	/s/ Erik Liik
Erik Liik
President
January 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Erik Liik
Erik Liik
President
January 4, 2012

By:	/s/ Brent Arvidson
Brent Arvidson
Chief Financial Officer and Treasurer
January 4, 2012